UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Fundamental Large Cap Core Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 98.6%		$5,319,441,944
(Cost $4,003,656,157)
Consumer discretionary 23.4%		1,262,975,697
Hotels, restaurants and leisure 1.4%
Starbucks Corp.	1,302,923	74,019,056
Household durables 5.7%
Lennar Corp., A Shares	2,805,200	175,773,832
Lennar Corp., B Shares	37,304	1,889,075
Tempur Sealy International, Inc. (A)	2,185,470	130,341,431
Internet and direct marketing retail 7.9%
Amazon.com, Inc. (A)	294,000	426,561,660
Leisure products 3.1%
Polaris Industries, Inc.	1,490,979	168,495,537
Media 3.3%
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,096,881	116,721,445
Twenty-First Century Fox, Inc., Class B	1,709,898	62,394,178
Specialty retail 1.7%
AutoZone, Inc. (A)	20,491	15,684,631
CarMax, Inc. (A)	746,630	53,286,983
Group 1 Automotive, Inc.	286,451	22,472,081
Textiles, apparel and luxury goods 0.3%
NIKE, Inc., Class B	224,799	15,335,788
Consumer staples 2.6%		141,451,235
Beverages 2.6%
Anheuser-Busch InBev SA, ADR	903,504	102,529,634
Diageo PLC, ADR	270,364	38,921,601
Energy 4.4%		237,167,383
Energy equipment and services 2.2%
Schlumberger, Ltd.	1,598,124	117,589,964
Oil, gas and consumable fuels 2.2%
Cheniere Energy, Inc. (A)	1,481,963	83,819,827
Chevron Corp.	285,262	35,757,592
Financials 25.4%		1,372,480,133
Banks 12.1%
Bank of America Corp.	7,848,708	251,158,656
Citigroup, Inc.	3,007,729	236,046,572
First Republic Bank	913,856	81,835,805
JPMorgan Chase & Co.	711,397	82,287,291
Capital markets 10.4%
Affiliated Managers Group, Inc.	747,285	149,180,505
FactSet Research Systems, Inc.	139,170	27,930,027
Morgan Stanley	2,678,728	151,482,068
The Goldman Sachs Group, Inc.	868,396	232,634,604
Consumer finance 1.4%
American Express Company	631,863	62,807,182
Synchrony Financial	389,609	15,459,685
Insurance 1.5%
Prudential Financial, Inc.	687,239	81,657,738
2	JOHN HANCOCK Fundamental Large Cap Core Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 8.4%		$450,587,530
Biotechnology 3.1%
Gilead Sciences, Inc.	1,052,157	88,170,757
Shire PLC, ADR	564,702	79,080,868
Health care equipment and supplies 1.8%
Danaher Corp.	268,353	27,178,792
Medtronic PLC	805,815	69,211,450
Pharmaceuticals 3.5%
Allergan PLC	1,037,089	186,945,663
Industrials 12.5%		673,896,323
Aerospace and defense 2.0%
United Technologies Corp.	785,199	108,365,314
Industrial conglomerates 6.2%
General Electric Company	20,491,492	331,347,426
Machinery 0.5%
Caterpillar, Inc.	173,192	28,192,194
Professional services 2.2%
IHS Markit, Ltd. (A)	1,926,616	91,957,382
Nielsen Holdings PLC	735,750	27,524,405
Road and rail 1.6%
Union Pacific Corp.	648,012	86,509,602
Information technology 20.3%		1,092,098,957
Internet software and services 8.9%
Alphabet, Inc., Class A (A)	199,240	235,545,513
eBay, Inc. (A)	2,012,917	81,684,172
Facebook, Inc., Class A (A)	876,516	163,812,075
IT services 3.3%
Visa, Inc., Class A	1,406,228	174,695,704
Software 2.4%
Workday, Inc., Class A (A)	1,064,940	127,675,657
Technology hardware, storage and peripherals 5.7%
Apple, Inc.	1,843,671	308,685,836
Real estate 1.6%		88,784,686
Equity real estate investment trusts 1.6%
American Tower Corp.	601,115	88,784,686

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.3%				$68,308,000
(Cost $68,308,000)
U.S. Government Agency 0.8%				40,300,000
Federal Agricultural Mortgage Corp. Discount Note	1.200	02-01-18	3,805,000	3,805,000
Federal Home Loan Bank Discount Note	0.900	02-01-18	5,220,000	5,220,000
Federal Home Loan Bank Discount Note	1.200	02-01-18	31,275,000	31,275,000

	Par value^	Value
Repurchase agreement 0.5%		28,008,000
Barclays Tri-Party Repurchase Agreement dated 1-31-18 at 1.350% to be repurchased at $26,615,998 on 2-1-18, collateralized by $27,267,200 U.S. Treasury Notes, 2.000% due 8-31-21 (valued at $27,148,330, including interest)	26,615,000	26,615,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	3

	Par value^	Value
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 1-31-18 at 0.540% to be repurchased at $1,393,021 on 2-1-18, collateralized by $1,420,000 U.S. Treasury Notes, 1.375% due 9-30-18 (valued at $1,422,650, including interest)	1,393,000	1,393,000

Total investments (Cost $4,071,964,157) 99.9%	$5,387,749,944
Other assets and liabilities, net 0.1%	5,490,270
Total net assets 100.0%	$5,393,240,214

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK Fundamental Large Cap Core Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2018, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. Government Agency discount notes and repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	50Q1	01/18
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.		3/18

John Hancock

Balanced Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 63.8%		$1,295,638,168
(Cost $832,194,017)
Consumer discretionary 9.4%		191,161,863
Hotels, restaurants and leisure 1.6%
Starbucks Corp.	560,146	31,821,894
Household durables 0.7%
Lennar Corp., A Shares	216,141	13,543,395
Internet and direct marketing retail 2.8%
Amazon.com, Inc. (A)	39,455	57,244,865
Leisure products 0.6%
Hasbro, Inc.	130,968	12,385,644
Media 1.9%
Comcast Corp., Class A	775,669	32,989,203
Lions Gate Entertainment Corp., Class A (A)	193,278	6,540,528
Specialty retail 1.8%
Lowe's Companies, Inc.	349,817	36,636,334
Consumer staples 4.6%		92,654,025
Food and staples retailing 2.1%
CVS Health Corp.	164,272	12,926,564
Walmart, Inc.	282,044	30,065,890
Food products 0.5%
Mondelez International, Inc., Class A	215,225	9,555,990
Household products 0.8%
The Procter & Gamble Company	182,283	15,738,314
Tobacco 1.2%
Philip Morris International, Inc.	227,243	24,367,267
Energy 4.6%		93,481,661
Energy equipment and services 1.1%
Halliburton Company	231,942	12,455,285
Schlumberger, Ltd.	137,668	10,129,611
Oil, gas and consumable fuels 3.5%
ARC Resources, Ltd.	456,985	5,026,835
ConocoPhillips	373,956	21,992,352
Devon Energy Corp.	223,532	9,247,519
Range Resources Corp.	256,469	3,654,683
Royal Dutch Shell PLC, A Shares	374,195	13,118,771
Suncor Energy, Inc.	492,596	17,856,605
Financials 12.1%		245,542,790
Banks 5.3%
Citigroup, Inc.	285,635	22,416,635
JPMorgan Chase & Co.	460,999	53,323,754
KeyCorp	509,557	10,904,520
SVB Financial Group (A)	52,955	13,056,055
U.S. Bancorp	139,449	7,968,116
Capital markets 3.0%
BlackRock, Inc.	25,755	14,469,159
Invesco, Ltd.	385,810	13,939,315
The Charles Schwab Corp.	243,850	13,006,959
The Goldman Sachs Group, Inc.	72,728	19,483,104
2	JOHN HANCOCK Balanced Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.5%
Discover Financial Services	371,818	$29,671,076
Diversified financial services 1.7%
Berkshire Hathaway, Inc., Class B (A)	166,380	35,668,544
Insurance 0.6%
Lincoln National Corp.	140,526	11,635,553
Health care 7.5%		151,746,758
Biotechnology 2.1%
Amgen, Inc.	78,494	14,603,809
Biogen, Inc. (A)	39,408	13,706,496
Gilead Sciences, Inc.	180,695	15,142,241
Health care equipment and supplies 1.9%
Danaher Corp.	187,508	18,990,810
Medtronic PLC	225,999	19,411,054
Pharmaceuticals 3.5%
Allergan PLC	111,192	20,043,470
Johnson & Johnson	140,763	19,452,039
Pfizer, Inc.	820,649	30,396,839
Industrials 6.8%		137,150,624
Aerospace and defense 1.9%
The Boeing Company	47,218	16,732,643
United Technologies Corp.	159,585	22,024,326
Air freight and logistics 0.4%
United Parcel Service, Inc., Class B	65,226	8,304,574
Building products 1.0%
Johnson Controls International PLC	503,186	19,689,668
Construction and engineering 0.7%
Fluor Corp.	220,605	13,390,724
Industrial conglomerates 1.8%
General Electric Company	1,346,401	21,771,304
Honeywell International, Inc.	89,759	14,331,820
Machinery 0.6%
Stanley Black & Decker, Inc.	70,382	11,699,600
Professional services 0.4%
Nielsen Holdings PLC	246,083	9,205,965
Information technology 13.2%		268,786,548
Communications equipment 1.5%
Cisco Systems, Inc.	767,457	31,880,164
Electronic equipment, instruments and components 1.1%
TE Connectivity, Ltd.	211,945	21,730,699
Internet software and services 4.7%
Alphabet, Inc., Class A (A)	52,259	61,781,635
Alphabet, Inc., Class C (A)	6,496	7,599,930
Facebook, Inc., Class A (A)	141,414	26,428,862
IT services 0.7%
PayPal Holdings, Inc. (A)	164,343	14,021,745
Software 2.7%
Microsoft Corp.	475,899	45,215,164
salesforce.com, Inc. (A)	80,057	9,119,293
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 2.5%
Apple, Inc.	304,659	$51,009,056
Materials 1.0%		21,230,334
Chemicals 0.2%
Nutrien Ltd. (A)	104,004	5,441,185
Metals and mining 0.8%
Franco-Nevada Corp.	82,711	6,324,365
Teck Resources, Ltd., Class B	325,915	9,464,784
Real estate 1.6%		32,638,546
Equity real estate investment trusts 1.6%
American Tower Corp.	85,806	12,673,546
Digital Realty Trust, Inc.	63,161	7,070,874
Park Hotels & Resorts, Inc.	277,087	8,010,585
Weyerhaeuser Company	130,089	4,883,541
Telecommunication services 2.0%		40,375,396
Diversified telecommunication services 2.0%
CenturyLink, Inc.	631,892	11,253,997
Verizon Communications, Inc.	538,587	29,121,399
Utilities 1.0%		20,869,623
Electric utilities 1.0%

PPL Corp.	654,836	20,869,623
Preferred securities 0.2%		$3,083,905
(Cost $3,082,608)
Financials 0.1%		1,099,975
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.201% (B)	26,792	697,128
Regions Financial Corp., 6.375%	8,275	210,847
Wells Fargo & Company, Series L, 7.500%	150	192,000
Utilities 0.1%		1,983,930
Multi-utilities 0.1%
Dominion Energy, Inc., 6.750% (C)	28,875	1,457,321
DTE Energy Company, 6.500%	9,985	526,609

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 12.2%				$247,744,763
(Cost $249,137,666)
U.S. Government 5.0%				101,327,943
U.S. Treasury
Bond	2.750	11-15-42	23,280,000	22,602,516
Bond	2.750	08-15-47	19,468,000	18,715,896
Bond	3.000	02-15-47	13,568,000	13,724,350
Note	2.000	11-30-20	3,925,000	3,893,723
Note	2.000	01-15-21	33,000,000	32,728,008
Note	2.250	11-15-27	8,111,000	7,784,976
Treasury Inflation Protected Security	0.375	07-15-25	1,898,310	1,878,474
U.S. Government Agency 7.2%				146,416,820
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	926,751	917,447
30 Yr Pass Thru	3.000	12-01-45	5,067,239	4,990,241
4	JOHN HANCOCK Balanced Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	10-01-46	14,061,716	$13,832,663
30 Yr Pass Thru	3.000	10-01-46	5,895,018	5,796,231
30 Yr Pass Thru	3.000	12-01-46	4,641,495	4,559,362
30 Yr Pass Thru	3.000	12-01-46	3,564,607	3,509,884
30 Yr Pass Thru	3.500	10-01-46	5,746,565	5,830,189
30 Yr Pass Thru	3.500	12-01-46	3,544,359	3,594,275
30 Yr Pass Thru	3.500	11-01-47	472,355	479,229
30 Yr Pass Thru	4.500	03-01-41	2,093,363	2,238,175
30 Yr Pass Thru	5.500	11-01-39	1,380,176	1,528,881
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	586,573	591,146
15 Yr Pass Thru	3.500	02-01-26	93,211	95,567
15 Yr Pass Thru	3.500	03-01-26	344,422	353,126
30 Yr Pass Thru	3.000	09-01-42	2,185,407	2,157,065
30 Yr Pass Thru	3.000	02-01-43	588,653	580,283
30 Yr Pass Thru	3.000	03-01-43	226,448	224,502
30 Yr Pass Thru	3.000	05-01-43	348,030	345,039
30 Yr Pass Thru	3.000	02-01-47	3,679,917	3,624,718
30 Yr Pass Thru	3.000	10-01-47	8,029,260	7,896,274
30 Yr Pass Thru	3.500	06-01-42	4,943,751	5,030,652
30 Yr Pass Thru	3.500	06-01-43	9,303,548	9,458,365
30 Yr Pass Thru	3.500	12-01-44	12,138,866	12,320,001
30 Yr Pass Thru	3.500	04-01-45	2,389,321	2,425,348
30 Yr Pass Thru	3.500	07-01-47	13,799,222	14,000,821
30 Yr Pass Thru	4.000	01-01-41	2,294,376	2,388,119
30 Yr Pass Thru	4.000	09-01-41	1,515,747	1,577,914
30 Yr Pass Thru	4.000	10-01-41	8,669,845	9,024,074
30 Yr Pass Thru	4.000	01-01-47	11,436,883	11,964,925
30 Yr Pass Thru	4.500	11-01-39	3,015,547	3,209,696
30 Yr Pass Thru	4.500	09-01-40	1,604,055	1,707,328
30 Yr Pass Thru	4.500	05-01-41	971,702	1,034,263
30 Yr Pass Thru	4.500	07-01-41	2,979,974	3,171,833
30 Yr Pass Thru	4.500	01-01-43	1,204,101	1,281,624
30 Yr Pass Thru	5.000	03-01-41	1,627,037	1,753,958
30 Yr Pass Thru	5.000	04-01-41	1,832,653	1,975,614
30 Yr Pass Thru	5.500	11-01-39	635,703	701,315
30 Yr Pass Thru	6.500	01-01-39	212,366	239,598
30 Yr Pass Thru	7.000	06-01-32	874	1,004
30 Yr Pass Thru	7.500	04-01-31	2,764	3,206
30 Yr Pass Thru	8.000	01-01-31	2,230	2,599

Government National Mortgage Association 30 Yr Pass Thru	9.000	04-15-21	248	266
Foreign government obligations 0.2%				$3,422,661
(Cost $3,150,720)
Argentina 0.2%				3,422,661
City of Buenos Aires Bond (D)	7.500	06-01-27	400,000	428,000
Provincia de Buenos Aires Bond (D)	7.875	06-15-27	750,000	798,750
Republic of Argentina
Bond	5.875	01-11-28	650,000	632,450
Bond	6.875	01-26-27	340,000	358,363
Bond	7.500	04-22-26	725,000	799,313

Bond	8.280	12-31-33	357,520	405,785
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 15.8%				$319,472,273
(Cost $315,215,679)
Consumer discretionary 2.1%				41,845,822
Auto components 0.1%
Lear Corp.	5.250	01-15-25	560,000	594,186
Nemak SAB de CV (D)	4.750	01-23-25	475,000	481,655
Nemak SAB de CV (D)	5.500	02-28-23	424,000	434,600
ZF North America Capital, Inc. (D)	4.750	04-29-25	294,000	302,820
Automobiles 0.3%
Daimler Finance North America LLC (D)	2.200	05-05-20	655,000	647,738
Ford Motor Company	4.750	01-15-43	500,000	489,530
Ford Motor Credit Company LLC	2.375	03-12-19	610,000	608,644
Ford Motor Credit Company LLC	5.875	08-02-21	1,730,000	1,874,092
General Motors Company	4.875	10-02-23	1,130,000	1,200,529
General Motors Financial Company, Inc.	4.000	01-15-25	1,175,000	1,190,260
General Motors Financial Company, Inc.	4.300	07-13-25	800,000	817,479
Diversified consumer services 0.1%
Laureate Education, Inc. (D)	8.250	05-01-25	330,000	353,925
Service Corp. International	5.375	05-15-24	558,000	585,900
Hotels, restaurants and leisure 0.2%
CCM Merger, Inc. (D)	6.000	03-15-22	445,000	456,125
Eldorado Resorts, Inc.	7.000	08-01-23	265,000	282,556
GLP Capital LP	5.375	04-15-26	560,000	599,200
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	340,000	373,150
International Game Technology PLC (D)	6.500	02-15-25	570,000	634,125
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	295,000	321,550
Mohegan Gaming & Entertainment (D)	7.875	10-15-24	425,000	435,625
Internet and direct marketing retail 0.4%
Amazon.com, Inc. (D)	3.150	08-22-27	1,510,000	1,480,019
Amazon.com, Inc. (D)	4.050	08-22-47	1,480,000	1,525,827
Expedia, Inc.	3.800	02-15-28	1,305,000	1,244,090
Expedia, Inc.	5.000	02-15-26	1,415,000	1,487,683
Netflix, Inc. (D)	4.875	04-15-28	675,000	669,938
QVC, Inc.	4.375	03-15-23	565,000	571,485
QVC, Inc.	5.125	07-02-22	580,000	605,044
QVC, Inc.	5.450	08-15-34	630,000	622,933
The Priceline Group, Inc.	2.750	03-15-23	655,000	640,950
Leisure products 0.0%
Vista Outdoor, Inc.	5.875	10-01-23	550,000	532,125
Media 0.9%
Altice Financing SA (D)	6.625	02-15-23	325,000	329,193
AMC Entertainment Holdings, Inc.	6.125	05-15-27	750,000	732,563
Cablevision Systems Corp.	5.875	09-15-22	525,000	530,250
CBS Corp.	3.375	03-01-22	326,000	330,075
CBS Corp.	3.700	08-15-24	585,000	591,276
Cengage Learning, Inc. (D)	9.500	06-15-24	625,000	592,188
Charter Communications Operating LLC	4.200	03-15-28	1,323,000	1,295,729
Charter Communications Operating LLC	6.484	10-23-45	1,390,000	1,633,494
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	621,000	639,301
Lions Gate Entertainment Corp. (D)	5.875	11-01-24	318,000	338,273
McGraw-Hill Global Education Holdings LLC (D)	7.875	05-15-24	455,000	447,038
MDC Partners, Inc. (D)	6.500	05-01-24	625,000	629,688
Meredith Corp. (D)	6.875	02-01-26	395,000	404,381
6	JOHN HANCOCK Balanced Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Midcontinent Communications (D)	6.875	08-15-23	545,000	$577,700
Myriad International Holdings BV (D)	4.850	07-06-27	250,000	260,625
Myriad International Holdings BV (D)	5.500	07-21-25	915,000	997,350
National CineMedia LLC	6.000	04-15-22	240,000	243,300
Sinclair Television Group, Inc. (D)	5.625	08-01-24	375,000	386,250
Sirius XM Radio, Inc. (D)	5.000	08-01-27	520,000	516,100
Sirius XM Radio, Inc. (D)	5.375	04-15-25	900,000	922,500
Sirius XM Radio, Inc. (D)	5.375	07-15-26	760,000	776,150
Time Warner Cable LLC	8.250	04-01-19	490,000	520,607
Time Warner, Inc.	3.800	02-15-27	830,000	819,812
Viacom, Inc.	4.375	03-15-43	518,000	474,158
Viacom, Inc.	5.850	09-01-43	1,210,000	1,344,328
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	600,000	618,750
WMG Acquisition Corp. (D)	4.875	11-01-24	360,000	367,200
WMG Acquisition Corp. (D)	6.750	04-15-22	510,000	529,125
Multiline retail 0.0%
Macy's Retail Holdings, Inc. (C)	3.625	06-01-24	932,000	893,075
Specialty retail 0.1%
L Brands, Inc.	6.625	04-01-21	644,000	693,910
L Brands, Inc.	6.875	11-01-35	340,000	347,650
Consumer staples 0.4%				8,879,628
Beverages 0.2%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	2,170,000	2,441,918
Molson Coors Brewing Company	3.000	07-15-26	593,000	564,996
Food and staples retailing 0.0%
Alimentation Couche-Tard, Inc. (D)	2.700	07-26-22	605,000	591,985
Simmons Foods, Inc. (D)	5.750	11-01-24	285,000	279,300
Food products 0.1%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	730,000	786,605
Kraft Heinz Foods Company (D)	4.875	02-15-25	525,000	552,069
Kraft Heinz Foods Company	5.200	07-15-45	369,000	402,616
Mondelez International Holdings Netherlands BV (D)	1.625	10-28-19	850,000	837,138
Post Holdings, Inc. (D)	5.625	01-15-28	148,000	147,497
Household products 0.0%
Kronos Acquisition Holdings, Inc. (D)	9.000	08-15-23	545,000	535,463
Personal products 0.1%
Natura Cosmeticos SA (D)	5.375	02-01-23	840,000	844,116
Revlon Consumer Products Corp. (C)	6.250	08-01-24	910,000	584,675
Tobacco 0.0%
Vector Group, Ltd. (D)	6.125	02-01-25	300,000	311,250
Energy 1.7%				34,170,175
Energy equipment and services 0.1%
Antero Midstream Partners LP	5.375	09-15-24	610,000	628,312
CSI Compressco LP	7.250	08-15-22	412,000	405,820
Inkia Energy, Ltd. (D)	5.875	11-09-27	220,000	221,584
Oil, gas and consumable fuels 1.6%
Andeavor Logistics LP	4.250	12-01-27	380,000	382,408
Andeavor Logistics LP	5.250	01-15-25	300,000	314,685
Andeavor Logistics LP	6.375	05-01-24	560,000	606,900
Boardwalk Pipelines LP	4.450	07-15-27	472,000	474,708
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cenovus Energy, Inc.	4.450	09-15-42	745,000	$692,617
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	370,000	382,025
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	365,000	393,288
Cimarex Energy Company	4.375	06-01-24	540,000	566,766
Colorado Interstate Gas Company LLC (D)	4.150	08-15-26	487,000	481,119
Columbia Pipeline Group, Inc.	4.500	06-01-25	1,025,000	1,081,526
Continental Resources, Inc.	5.000	09-15-22	1,343,000	1,359,788
DCP Midstream Operating LP	2.700	04-01-19	600,000	597,750
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	585,000	563,794
DCP Midstream Operating LP (D)	9.750	03-15-19	535,000	573,119
Enbridge Energy Partners LP	4.375	10-15-20	890,000	923,279
Enbridge Energy Partners LP (3 month LIBOR + 3.798%) (B)	5.492	10-01-77	615,000	614,231
Energy Transfer Equity LP	5.875	01-15-24	460,000	497,950
Energy Transfer LP	4.200	04-15-27	329,000	325,999
Energy Transfer LP	5.150	03-15-45	665,000	655,709
Energy Transfer LP	9.700	03-15-19	483,000	519,965
Energy Transfer Partners LP	5.000	10-01-22	150,000	158,334
Energy Transfer Partners LP	5.875	03-01-22	230,000	248,399
EnLink Midstream Partners LP	4.850	07-15-26	750,000	778,780
EnLink Midstream Partners LP (6.000% to 12-15-22, then 3 month LIBOR + 4.110%) (E)	6.000	12-15-22	500,000	495,000
Enterprise Products Operating LLC (3 month LIBOR + 3.708%) (B)	5.084	08-01-66	690,000	691,035
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	1,290,000	1,286,775
Gulfport Energy Corp.	6.000	10-15-24	170,000	171,275
Kinder Morgan Energy Partners LP	7.750	03-15-32	525,000	672,372
Lukoil International Finance BV (D)	3.416	04-24-18	435,000	435,245
Murphy Oil Corp.	5.750	08-15-25	357,000	365,925
Newfield Exploration Company	5.625	07-01-24	305,000	326,350
Newfield Exploration Company	5.750	01-30-22	240,000	255,600
NuStar Logistics LP	5.625	04-28-27	181,000	189,317
ONEOK Partners LP	5.000	09-15-23	375,000	396,180
Petrobras Global Finance BV	5.625	05-20-43	1,555,000	1,409,841
Petrobras Global Finance BV	7.375	01-17-27	1,270,000	1,408,621
Petroleos Mexicanos	4.875	01-24-22	710,000	738,578
Petroleos Mexicanos (D)	5.375	03-13-22	260,000	275,340
Sabine Pass Liquefaction LLC	4.200	03-15-28	611,000	614,642
Sabine Pass Liquefaction LLC	5.000	03-15-27	570,000	605,286
Sabine Pass Liquefaction LLC	5.750	05-15-24	590,000	646,780
Sabine Pass Liquefaction LLC	5.875	06-30-26	350,000	390,990
Sunoco Logistics Partners Operations LP	3.900	07-15-26	960,000	936,968
Sunoco Logistics Partners Operations LP	4.400	04-01-21	775,000	798,429
Tapstone Energy LLC (D)	9.750	06-01-22	235,000	203,863
Teekay Offshore Partners LP	6.000	07-30-19	680,000	678,300
The Williams Companies, Inc.	4.550	06-24-24	1,210,000	1,241,763
The Williams Companies, Inc.	5.750	06-24-44	720,000	793,872
Williams Partners LP	3.750	06-15-27	945,000	941,660
Williams Partners LP	4.875	03-15-24	1,365,000	1,421,306
WPX Energy, Inc.	5.250	09-15-24	220,000	222,750
WPX Energy, Inc.	6.000	01-15-22	445,000	467,112
YPF SA (D)	8.500	07-28-25	565,000	640,145
8	JOHN HANCOCK Balanced Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 5.3%				$106,950,146
Banks 3.1%
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	1,130,000	1,114,324
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (D)(E)	6.750	06-15-26	330,000	371,663
Bank of America Corp.	3.950	04-21-25	990,000	1,007,520
Bank of America Corp.	4.200	08-26-24	365,000	378,625
Bank of America Corp.	4.250	10-22-26	333,000	344,679
Bank of America Corp.	4.450	03-03-26	1,160,000	1,216,782
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	1,440,000	1,612,800
Banque Federative du Credit Mutuel SA (D)	2.200	07-20-20	1,100,000	1,085,889
Barclays Bank PLC	2.650	01-11-21	1,760,000	1,749,183
Barclays Bank PLC (D)	10.179	06-12-21	345,000	416,310
Barclays PLC	4.375	01-12-26	670,000	687,070
BPCE SA (D)	4.500	03-15-25	730,000	751,763
BPCE SA (D)	5.700	10-22-23	900,000	985,954
Canadian Imperial Bank of Commerce	2.700	02-02-21	1,940,000	1,935,579
Citigroup, Inc.	2.350	08-02-21	1,035,000	1,014,289
Citigroup, Inc.	4.600	03-09-26	1,357,000	1,430,285
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (E)	5.875	03-27-20	1,505,000	1,557,675
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	1,080,000	1,174,500
Citizens Bank NA	2.200	05-26-20	985,000	972,744
Commerzbank AG (D)	8.125	09-19-23	750,000	894,336
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (D)(E)	11.000	06-30-19	534,000	589,403
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24	605,000	687,069
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (D)	8.125	09-19-33	620,000	639,349
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	665,000	666,663
Freedom Mortgage Corp. (D)	8.125	11-15-24	630,000	658,350
HBOS PLC (D)	6.750	05-21-18	768,000	778,144
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (E)	6.375	09-17-24	255,000	272,825
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (E)	6.875	06-01-21	775,000	832,156
ING Bank NV (D)	5.800	09-25-23	895,000	989,541
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	210,000	226,275
JPMorgan Chase & Co.	2.400	06-07-21	1,255,000	1,239,665
JPMorgan Chase & Co.	3.200	06-15-26	985,000	964,391
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (E)	5.300	05-01-20	950,000	978,738
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	1,065,000	1,190,138
Lloyds Banking Group PLC	4.650	03-24-26	1,700,000	1,765,360
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	550,000	620,813
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	765,000	803,059
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (B)	2.121	12-01-21	490,000	488,039
PNC Bank NA	2.450	07-28-22	1,410,000	1,380,763
PNC Bank NA	2.500	01-22-21	1,575,000	1,565,447
Popular, Inc.	7.000	07-01-19	560,000	578,760
Regions Financial Corp.	2.750	08-14-22	1,300,000	1,284,129
Santander Holdings USA, Inc.	2.700	05-24-19	213,000	212,877
Santander Holdings USA, Inc. (D)	3.400	01-18-23	640,000	632,134
Santander Holdings USA, Inc. (D)	3.700	03-28-22	1,125,000	1,134,498
Santander UK Group Holdings PLC (D)	4.750	09-15-25	700,000	724,147
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (D)(E)	7.375	09-13-21	700,000	755,125
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (D)(E)	8.000	09-29-25	800,000	$935,000
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (E)	8.250	11-29-18	525,000	546,428
Standard Chartered PLC (D)	2.100	08-19-19	1,055,000	1,044,262
Sumitomo Mitsui Trust Bank, Ltd. (D)	2.050	03-06-19	1,300,000	1,294,257
SunTrust Bank	2.450	08-01-22	1,125,000	1,098,890
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.297%)	2.590	01-29-21	1,350,000	1,348,991
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	615,000	624,225
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (E)	6.750	08-01-21	1,435,000	1,565,944
The Royal Bank of Scotland Group PLC	3.875	09-12-23	1,125,000	1,134,020
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (E)	8.000	08-10-25	450,000	514,971
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	390,000	435,338
US Bank NA	2.000	01-24-20	1,000,000	990,593
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (E)	7.980	03-15-18	667,000	673,270
Wells Fargo & Company, Series MTN	4.650	11-04-44	560,000	605,274
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	2,075,000	2,256,978
Wells Fargo Bank NA	2.400	01-15-20	1,970,000	1,965,229
Westpac Banking Corp.	2.150	03-06-20	1,670,000	1,655,568
Capital markets 0.7%
Ares Capital Corp.	3.625	01-19-22	435,000	431,475
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(E)	7.500	12-11-23	450,000	511,875
FS Investment Corp.	4.000	07-15-19	505,000	508,449
FS Investment Corp.	4.250	01-15-20	640,000	647,314
Jefferies Group LLC	4.150	01-23-30	815,000	794,629
Jefferies Group LLC	4.850	01-15-27	983,000	1,033,372
Jefferies Group LLC	8.500	07-15-19	495,000	535,628
Macquarie Bank, Ltd. (D)	4.875	06-10-25	960,000	1,000,554
Morgan Stanley	3.875	01-27-26	670,000	684,631
Morgan Stanley	5.500	01-26-20	1,000,000	1,053,902
Morgan Stanley	7.300	05-13-19	1,210,000	1,282,206
Stifel Financial Corp.	4.250	07-18-24	745,000	756,615
The Goldman Sachs Group, Inc.	2.300	12-13-19	1,705,000	1,696,345
The Goldman Sachs Group, Inc.	3.850	01-26-27	1,580,000	1,597,911
UBS AG (D)	2.450	12-01-20	1,270,000	1,259,191
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (D)	2.859	08-15-23	1,300,000	1,271,914
Consumer finance 0.5%
Ally Financial, Inc.	3.250	11-05-18	595,000	596,488
Ally Financial, Inc.	5.125	09-30-24	1,365,000	1,441,781
American Express Company	2.500	08-01-22	1,245,000	1,218,757
Capital One Financial Corp.	2.400	10-30-20	515,000	508,427
Capital One Financial Corp.	2.450	04-24-19	620,000	619,662
Capital One Financial Corp.	3.750	07-28-26	1,195,000	1,164,016
Capital One Financial Corp.	4.200	10-29-25	955,000	968,043
Credit Acceptance Corp.	6.125	02-15-21	590,000	595,900
Credito Real SAB de CV (D)	7.250	07-20-23	450,000	475,650
10	JOHN HANCOCK Balanced Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (D)(E)	9.125	11-29-22	510,000	$530,145
Discover Financial Services	3.950	11-06-24	1,090,000	1,098,087
Discover Financial Services	4.100	02-09-27	390,000	390,873
Enova International, Inc.	9.750	06-01-21	451,000	480,315
Diversified financial services 0.2%
ASP AMC Merger Sub, Inc. (D)	8.000	05-15-25	485,000	463,781
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (D)	6.125	11-30-21	195,703	201,819
Exela Intermediate LLC (D)	10.000	07-15-23	315,000	311,063
Leucadia National Corp.	5.500	10-18-23	945,000	1,007,047
Trident Merger Sub, Inc. (D)	6.625	11-01-25	200,000	201,000
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	984,000	1,045,500
Insurance 0.5%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	785,000	817,381
AXA SA	8.600	12-15-30	340,000	483,718
Brighthouse Financial, Inc. (D)	3.700	06-22-27	1,370,000	1,316,214
CNO Financial Group, Inc.	5.250	05-30-25	945,000	971,271
Liberty Mutual Group, Inc. (D)	7.800	03-07-87	1,011,000	1,278,915
MetLife, Inc.	6.400	12-15-66	660,000	759,099
MetLife, Inc. (D)	9.250	04-08-68	320,000	470,000
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (D)	5.100	10-16-44	705,000	748,710
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	1,528,000	1,673,160
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	990,000	1,021,736
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125	06-15-68	1,265,000	1,288,719
Thrifts and mortgage finance 0.3%
Flagstar Bancorp, Inc.	6.125	07-15-21	525,000	553,664
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	220,000	224,400
Ladder Capital Finance Holdings LLLP (D)	5.250	10-01-25	340,000	340,000
MGIC Investment Corp.	5.750	08-15-23	202,000	217,150
Nationstar Mortgage LLC	6.500	07-01-21	645,000	652,517
Nationstar Mortgage LLC	7.875	10-01-20	330,000	338,250
Quicken Loans, Inc. (D)	5.250	01-15-28	1,695,000	1,657,202
Quicken Loans, Inc. (D)	5.750	05-01-25	865,000	881,219
Radian Group, Inc.	4.500	10-01-24	300,000	300,000
Radian Group, Inc.	5.250	06-15-20	216,000	225,720
Stearns Holdings LLC (D)	9.375	08-15-20	289,000	297,670
Health care 0.8%				16,128,751
Biotechnology 0.2%
AbbVie, Inc.	3.600	05-14-25	885,000	892,691
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	1,455,000	1,436,029
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,190,000	1,140,369
Health care equipment and supplies 0.1%
Becton, Dickinson and Company	2.133	06-06-19	975,000	968,845
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	520,000	511,777
Health care providers and services 0.4%
Community Health Systems, Inc.	5.125	08-01-21	415,000	386,988
DaVita, Inc.	5.000	05-01-25	975,000	971,344
Express Scripts Holding Company	2.600	11-30-20	1,215,000	1,205,514
HCA, Inc.	5.250	04-15-25	745,000	781,624
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.250	06-15-26	710,000	$742,518
HCA, Inc.	7.500	02-15-22	645,000	724,013
MEDNAX, Inc. (D)	5.250	12-01-23	665,000	679,131
Select Medical Corp.	6.375	06-01-21	805,000	823,113
Team Health Holdings, Inc. (D)	6.375	02-01-25	150,000	139,875
Universal Health Services, Inc. (D)	4.750	08-01-22	500,000	511,900
Universal Health Services, Inc. (D)	5.000	06-01-26	733,000	760,488
Life sciences tools and services 0.0%
Quintiles IMS, Inc. (D)	4.875	05-15-23	565,000	584,775
Pharmaceuticals 0.1%
Allergan Funding SCS	3.800	03-15-25	635,000	637,585
Mylan NV	2.500	06-07-19	500,000	498,405
Mylan NV	3.950	06-15-26	955,000	948,467
Valeant Pharmaceuticals International, Inc. (D)	6.125	04-15-25	875,000	783,300
Industrials 1.6%				31,835,760
Aerospace and defense 0.2%
Arconic, Inc.	5.125	10-01-24	805,000	851,288
Huntington Ingalls Industries, Inc. (D)	5.000	11-15-25	550,000	590,563
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	500,000	533,750
Lockheed Martin Corp.	4.700	05-15-46	640,000	726,747
Textron, Inc.	7.250	10-01-19	400,000	429,446
Air freight and logistics 0.0%
XPO Logistics, Inc. (D)	6.500	06-15-22	639,000	665,199
Airlines 0.6%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	11-15-26	420,796	433,125
Air Canada 2013-1 Class C Pass Through Trust (D)	6.625	05-15-18	330,000	333,366
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	07-15-27	485,000	481,363
American Airlines 2001-1 Class A-1 Pass Through Trust	6.977	11-23-22	282,692	296,826
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	628,098	660,320
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	557,561	552,704
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	389,801	401,983
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	640,000	653,568
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	730,000	737,519
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	395,000	392,298
Azul Investments LLP (D)	5.875	10-26-24	740,000	736,300
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	711,904	746,645
British Airways 2013-1 Class B Pass Through Trust (D)	5.625	12-20-21	199,308	205,566
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	402,609	436,388
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	312,267	342,713
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	176,805	179,899
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	155,781	160,206
Delta Air Lines, Inc.	3.625	03-15-22	1,075,000	1,083,361
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	145,964	156,576
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	1,013,666	1,031,719
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	482,635	496,790
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	739,951	732,357
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	355,000	350,208
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	220,539	241,953
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	457,920	502,751
Building products 0.1%
Masco Corp.	4.375	04-01-26	555,000	577,200
12	JOHN HANCOCK Balanced Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
Masco Corp.	4.450	04-01-25	550,000	$574,420
Owens Corning	4.200	12-15-22	720,000	746,867
Commercial services and supplies 0.1%
LSC Communications, Inc. (D)	8.750	10-15-23	450,000	466,875
Prime Security Services Borrower LLC (D)	9.250	05-15-23	550,000	608,438
Tervita Escrow Corp. (D)	7.625	12-01-21	120,000	120,150
Construction and engineering 0.1%
AECOM	5.125	03-15-27	920,000	921,150
Tutor Perini Corp. (D)	6.875	05-01-25	200,000	213,000
Electrical equipment 0.0%
EnerSys (D)	5.000	04-30-23	200,000	208,250
Machinery 0.0%
Neovia Logistics Services LLC (D)	8.875	08-01-20	204,000	166,770
Professional services 0.1%
Equifax, Inc.	3.250	06-01-26	225,000	212,123
Equifax, Inc.	7.000	07-01-37	190,000	242,490
IHS Markit, Ltd. (D)	4.000	03-01-26	305,000	296,231
IHS Markit, Ltd. (D)	4.750	02-15-25	240,000	249,600
IHS Markit, Ltd. (D)	5.000	11-01-22	380,000	401,850
Verisk Analytics, Inc.	4.000	06-15-25	1,340,000	1,368,947
Trading companies and distributors 0.4%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (D)	6.500	06-15-45	730,000	795,700
AerCap Ireland Capital DAC	4.625	10-30-20	960,000	1,001,465
AerCap Ireland Capital DAC	5.000	10-01-21	855,000	903,901
Ahern Rentals, Inc. (D)	7.375	05-15-23	885,000	854,025
Air Lease Corp.	3.375	01-15-19	355,000	358,184
Aircastle, Ltd.	5.500	02-15-22	415,000	440,589
Aircastle, Ltd.	6.250	12-01-19	390,000	409,013
Aircastle, Ltd.	7.625	04-15-20	250,000	271,250
Ashtead Capital, Inc. (D)	4.375	08-15-27	840,000	833,700
H&E Equipment Services, Inc. (D)	5.625	09-01-25	307,000	318,513
International Lease Finance Corp.	5.875	04-01-19	510,000	528,447
International Lease Finance Corp. (D)	7.125	09-01-18	235,000	241,215
United Rentals North America, Inc.	4.875	01-15-28	750,000	750,000
United Rentals North America, Inc.	5.500	07-15-25	580,000	611,900
Information technology 1.0%				21,076,279
Communications equipment 0.1%
Nokia OYJ	4.375	06-12-27	330,000	320,331
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,260,000	1,262,200
Electronic equipment, instruments and components 0.1%
CDW LLC	5.000	09-01-25	107,000	108,739
Keysight Technologies, Inc.	4.600	04-06-27	580,000	601,472
Tech Data Corp.	4.950	02-15-27	1,355,000	1,413,607
Internet software and services 0.1%
eBay, Inc.	2.150	06-05-20	705,000	697,092
Match Group, Inc. (D)	5.000	12-15-27	166,000	166,415
Match Group, Inc.	6.375	06-01-24	565,000	610,906
VeriSign, Inc.	4.750	07-15-27	340,000	342,550
VeriSign, Inc.	5.250	04-01-25	565,000	598,900
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 0.0%
Sixsigma Networks Mexico SA de CV (D)	8.250	11-07-21	229,000	$242,168
Semiconductors and semiconductor equipment 0.1%
NXP BV (D)	4.625	06-01-23	1,315,000	1,371,282
Software 0.4%
Activision Blizzard, Inc.	3.400	09-15-26	800,000	790,028
Activision Blizzard, Inc. (D)	6.125	09-15-23	745,000	782,143
Autodesk, Inc.	3.500	06-15-27	950,000	922,394
CA, Inc.	3.600	08-15-22	815,000	824,161
Citrix Systems, Inc.	4.500	12-01-27	1,015,000	1,021,409
Electronic Arts, Inc.	4.800	03-01-26	1,290,000	1,398,790
j2 Cloud Services LLC (D)	6.000	07-15-25	272,000	287,640
Microsoft Corp.	4.450	11-03-45	1,225,000	1,395,478
Open Text Corp. (D)	5.875	06-01-26	310,000	326,275
VMware, Inc.	2.950	08-21-22	717,000	694,918
Technology hardware, storage and peripherals 0.2%
Dell International LLC (D)	6.020	06-15-26	1,790,000	1,959,519
Dell International LLC (D)	7.125	06-15-24	180,000	196,650
Hewlett Packard Enterprise Company (D)	2.100	10-04-19	1,050,000	1,038,177
NetApp, Inc.	2.000	09-27-19	850,000	841,347
Western Digital Corp.	4.750	02-15-26	850,000	861,688
Materials 0.6%				12,830,279
Chemicals 0.4%
Braskem Finance, Ltd. (D)	7.000	05-07-20	550,000	594,000
Braskem Netherlands Finance BV (D)	4.500	01-10-28	785,000	793,635
Cydsa SAB de CV (D)	6.250	10-04-27	665,000	670,320
Mexichem SAB de CV (D)	4.000	10-04-27	380,000	373,350
Mexichem SAB de CV (D)	5.500	01-15-48	835,000	814,125
NOVA Chemicals Corp. (D)	5.000	05-01-25	820,000	828,200
Olin Corp.	5.000	02-01-30	215,000	215,269
Platform Specialty Products Corp. (D)	6.500	02-01-22	1,180,000	1,217,229
The Chemours Company	6.625	05-15-23	954,000	1,003,990
The Sherwin-Williams Company	2.250	05-15-20	575,000	569,603
Construction materials 0.0%
Cemex SAB de CV (D)	6.125	05-05-25	580,000	618,425
U.S. Concrete, Inc.	6.375	06-01-24	300,000	322,740
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	485,000	500,763
Klabin Finance SA (D)	4.875	09-19-27	705,000	695,306
Metals and mining 0.1%
Anglo American Capital PLC (D)	4.750	04-10-27	625,000	651,058
Commercial Metals Company	5.375	07-15-27	190,000	195,225
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	350,000	374,955
Novelis Corp. (D)	5.875	09-30-26	155,000	159,650
Vale Overseas, Ltd.	6.250	08-10-26	538,000	623,967
Vedanta Resources PLC (D)	6.125	08-09-24	450,000	454,035
Vedanta Resources PLC (D)	6.375	07-30-22	535,000	557,684
Paper and forest products 0.0%
Norbord, Inc. (D)	6.250	04-15-23	550,000	596,750
14	JOHN HANCOCK Balanced Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate 0.5%				$10,539,731
Equity real estate investment trusts 0.5%
American Homes 4 Rent LP	4.250	02-15-28	765,000	760,731
American Tower Corp.	3.400	02-15-19	635,000	640,402
American Tower Corp.	3.550	07-15-27	1,340,000	1,299,499
American Tower Corp.	4.700	03-15-22	550,000	580,829
Crown Castle Towers LLC (D)	4.883	08-15-40	720,000	755,101
Equinix, Inc.	5.375	05-15-27	463,000	486,150
Iron Mountain, Inc. (D)	4.875	09-15-27	375,000	358,594
Iron Mountain, Inc.	5.750	08-15-24	745,000	747,794
Iron Mountain, Inc.	6.000	08-15-23	1,015,000	1,059,406
Omega Healthcare Investors, Inc.	4.500	01-15-25	580,000	569,954
Omega Healthcare Investors, Inc.	4.950	04-01-24	715,000	735,893
Omega Healthcare Investors, Inc.	5.250	01-15-26	540,000	549,886
Ventas Realty LP	3.500	02-01-25	1,070,000	1,062,910
VEREIT Operating Partnership LP	4.600	02-06-24	900,000	932,582
Telecommunication services 1.0%				19,098,445
Diversified telecommunication services 0.7%
AT&T, Inc.	3.900	08-14-27	964,000	963,555
AT&T, Inc.	4.750	05-15-46	575,000	561,697
AT&T, Inc.	5.450	03-01-47	1,715,000	1,832,717
Cablevision SA (D)	6.500	06-15-21	430,000	453,813
Cincinnati Bell, Inc. (D)	7.000	07-15-24	605,000	583,825
CSC Holdings LLC (D)	5.375	02-01-28	360,000	359,100
CSC Holdings LLC (D)	5.500	04-15-27	360,000	364,500
GCI, Inc.	6.875	04-15-25	570,000	607,050
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	495,000	528,710
Radiate Holdco LLC (D)	6.625	02-15-25	630,000	615,825
Radiate Holdco LLC (D)	6.875	02-15-23	160,000	160,800
Sprint Spectrum Company LLC (D)	3.360	03-20-23	576,563	578,725
Telecom Italia Capital SA	7.200	07-18-36	765,000	952,127
UPC Holding BV (D)	5.500	01-15-28	420,000	402,940
Verizon Communications, Inc.	4.400	11-01-34	630,000	637,805
Verizon Communications, Inc.	4.672	03-15-55	637,000	624,129
Verizon Communications, Inc.	4.862	08-21-46	1,735,000	1,800,367
Verizon Communications, Inc.	5.012	08-21-54	555,000	572,820
West Corp. (D)	8.500	10-15-25	285,000	280,725
Windstream Services LLC	7.750	10-15-20	522,000	447,615
Zayo Group LLC (D)	5.750	01-15-27	290,000	294,727
Wireless telecommunication services 0.3%
C&W Senior Financing DAC (D)	6.875	09-15-27	625,000	658,594
CC Holdings GS V LLC	3.849	04-15-23	695,000	704,880
Comunicaciones Celulares SA (D)	6.875	02-06-24	285,000	300,447
Digicel Group, Ltd. (D)	8.250	09-30-20	595,000	589,853
Digicel, Ltd. (D)	6.750	03-01-23	640,000	636,800
Millicom International Cellular SA (D)	5.125	01-15-28	200,000	202,000
MTN Mauritius Investment, Ltd. (D)	4.755	11-11-24	630,000	626,578
SBA Tower Trust (D)	3.598	04-09-43	315,000	314,864
Sprint Capital Corp.	6.875	11-15-28	685,000	708,119
T-Mobile USA, Inc.	4.750	02-01-28	730,000	732,738
Utilities 0.8%				16,117,257
Electric utilities 0.5%
Abengoa Transmision Sur SA (D)	6.875	04-30-43	521,693	577,122
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Broadcom Corp. (D)	2.375	01-15-20	1,130,000	$1,118,204
Broadcom Corp. (D)	3.875	01-15-27	1,357,000	1,320,683
Electricite de France SA (D)	3.625	10-13-25	550,000	555,316
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (D)(E)	5.250	01-29-23	1,205,000	1,238,138
Emera US Finance LP	3.550	06-15-26	420,000	410,442
Empresa Electrica Angamos SA (D)	4.875	05-25-29	540,000	543,331
Israel Electric Corp., Ltd. (D)	5.625	06-21-18	345,000	348,098
Israel Electric Corp., Ltd. (D)	7.250	01-15-19	500,000	519,860
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	565,000	563,758
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,235,000	1,236,637
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (E)	6.250	02-01-22	450,000	474,975
Southern Power Company	1.950	12-15-19	655,000	646,793
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	680,000	695,300
Independent power and renewable electricity producers 0.2%
Greenko Dutch BV (D)	4.875	07-24-22	740,000	734,894
Greenko Dutch BV (D)	5.250	07-24-24	375,000	373,406
IPALCO Enterprises, Inc.	3.700	09-01-24	133,000	132,026
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	251,494
NRG Energy, Inc.	6.250	05-01-24	1,000,000	1,045,380
NRG Energy, Inc.	6.625	01-15-27	670,000	706,850
NRG Yield Operating LLC	5.375	08-15-24	1,410,000	1,423,113
Multi-utilities 0.1%
CenterPoint Energy, Inc.	2.500	09-01-22	535,000	521,607

Dominion Energy, Inc.	2.579	07-01-20	685,000	679,830
Convertible bonds 0.0%				$623,806
(Cost $624,980)
Utilities 0.0%				623,806
Independent power and renewable electricity producers 0.0%

NRG Yield, Inc. (D)	3.250	06-01-20	630,000	623,806
Capital preferred securities 0.0%				$1,166,938
(Cost $1,096,800)
Financials 0.0%				1,166,938
Banks 0.0%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (B)(E)	4.000	02-20-18	539,000	485,100
Capital markets 0.0%

State Street Corp. (3 month LIBOR + 1.000%) (B)	2.588	06-01-77	762,000	681,838
Term loans (F) 0.0%				$218,608
(Cost $215,217)
Financials 0.0%				218,608
Capital markets 0.0%

LSF9 Atlantis Holdings LLC (1 month LIBOR + 6.000%)	7.568	05-01-23	217,250	218,608
Collateralized mortgage obligations 2.9%				$58,636,384
(Cost $58,855,691)
Commercial and residential 2.5%				50,188,875
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (1 month LIBOR + 0.440%) (B)	1.768	06-25-45	283,309	278,995
16	JOHN HANCOCK Balanced Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-1, Class AHM (6 month LIBOR + 2.000%) (B)	3.652	06-25-45	86,904	$86,886
AOA Mortgage Trust Series 2015-1177, Class C (D)(G)	3.010	12-13-29	575,000	563,967
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (B)(D)	4.159	09-15-26	360,000	360,187
Series 2015-200P, Class F (D)(G)	3.596	04-14-33	490,000	462,614
BBCMS Trust
Series 2015-MSQ, Class D (D)(G)	3.990	09-15-32	600,000	587,273
Series 2015-SRCH, Class D (D)(G)	4.957	08-10-35	840,000	874,114
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (1 Year CMT + 2.450%) (B)	3.260	03-25-35	226,060	228,433
Series 2005-5, Class A2 (1 Year CMT + 2.150%) (B)	3.580	08-25-35	162,900	162,279
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (1 month LIBOR + 0.560%) (B)	2.112	07-25-35	173,801	171,640
Series 2005-7, Class 11A1 (1 month LIBOR + 0.540%) (B)	2.092	08-25-35	309,511	304,037
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750	10-25-34	229,585	227,988
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (1 month LIBOR + 3.000%) (B)(D)	4.568	07-05-33	470,000	474,123
BWAY Mortgage Trust
Series 2013-1515, Class F (D)(G)	3.927	03-10-33	615,000	590,294
Series 2015-1740, Class D (D)(G)	3.787	01-10-35	445,000	428,766
Series 2015-1740, Class XA IO (D)	0.896	01-10-35	7,015,000	244,263
BXP Trust Series 2017-GM, Class D (D)(G)	3.425	06-13-39	865,000	815,582
CD Mortgage Trust Series 2017-CD3, Class C (G)	4.563	02-10-50	718,000	737,674
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (D)(G)	3.786	04-10-28	400,000	395,534
CGDB Commercial Mortgage Trust Series 2017-BIO, Class E (1 month LIBOR + 2.500%) (B)(D)	4.059	05-15-30	475,000	475,755
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (B)(D)	3.709	07-15-32	625,000	625,001
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (D)	4.387	02-10-33	880,820	872,924
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (B)(D)	3.809	11-15-36	835,000	837,877
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (B)(D)	4.059	07-15-32	260,000	260,104
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (B)(D)	2.654	06-11-32	370,000	370,577
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (B)(D)	3.659	04-15-36	835,000	837,594
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.661	08-15-45	4,019,494	246,586
Series 2012-CR3 Class XA IO	1.884	10-15-45	5,777,113	416,831
Series 2013-CR6, Class XA IO	1.097	03-10-46	4,872,163	172,171
Series 2013-CR8, Class XA IO	0.619	06-10-46	9,850,681	179,777
Series 2014-CR15, Class XA IO	1.211	02-10-47	8,043,602	302,912
Series 2014-CR16, Class C (G)	4.901	04-10-47	700,000	728,934
Series 2015-CR27, Class B (G)	4.361	10-10-48	377,000	390,339
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(G)	4.394	08-10-30	1,095,000	1,120,751
Series 2013-CR11, Class B (G)	5.159	08-10-50	900,000	963,401
Series 2013-CR13, Class C (G)	4.747	11-10-46	375,000	385,721
Series 2013-LC13, Class B (D)(G)	5.009	08-10-46	505,000	536,811
Series 2014-FL4, Class D (1 month LIBOR + 2.450%) (B)(D)	4.009	07-13-31	645,000	642,622
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (B)(D)	3.802	02-13-32	605,000	606,136
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (B)(D)	3.702	08-13-27	635,000	$635,100
Core Industrial Trust Series 2015-CALW, Class F (D)(G)	3.850	02-10-34	560,000	549,031
DBJPM Mortgage Trust
Series 2016-C3, Class C (G)	3.494	09-10-49	266,000	253,615
Series 2017-C6, Class C (G)	4.174	06-10-50	635,000	634,098
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (1 month LIBOR + 0.540%) (B)	2.092	06-25-34	93,757	92,720
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (D)(G)	3.382	12-15-34	860,000	859,496
Series 2015-NRF, Class EFX (D)(G)	3.382	12-15-34	1,305,000	1,291,702
Galton Funding Mortgage Trust Series 2018-1, Class A43 (D)(G)	3.500	11-25-57	600,000	605,550
GMACM Mortgage Loan Trust Series 2004-AR2, Class 3A (G)	4.067	08-19-34	97,314	93,870
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (B)(D)	4.810	09-15-34	210,000	211,574
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.221	05-10-45	6,484,899	387,139
Series 2014-NEW, Class C (D)	3.790	01-10-31	340,000	343,265
Series 2015-590M, Class C (D)(G)	3.805	10-10-35	320,000	319,918
Series 2016-RENT, Class D (D)(G)	4.067	02-10-29	915,000	916,832
Series 2017-485L, Class C (D)(G)	4.115	02-10-37	535,000	535,513
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (B)(D)	3.359	07-15-32	215,000	215,305
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (B)(D)	4.059	07-15-32	120,000	120,034
Series 2017-GS5, Class C (G)	4.299	03-10-50	435,000	434,836
Series 2017-GS6, Class C (G)	4.322	05-10-50	350,000	353,782
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (B)	2.011	06-20-35	340,524	338,540
Hilton USA Trust Series 2016-HHV, Class D (D)(G)	4.194	11-05-38	510,000	496,168
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (B)(D)	5.207	08-05-34	355,000	354,989
Impac Secured Assets Corp. Series 2004-4, Class M2 (1 month LIBOR + 0.810%) (B)	2.362	02-25-35	340,000	339,411
IMT Trust Series 2017-APTS, Class CFX (D)(G)	3.497	06-15-34	400,000	390,839
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.854	07-25-35	4,446,240	133,821
Series 2005-AR8, Class AX2 IO	1.588	05-25-35	4,821,299	163,073
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (G)	4.660	04-15-47	715,000	730,519
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C14, Class XA IO (D)	1.431	07-05-32	6,456,728	355,956
Series 2014-FL5, Class C (1 month LIBOR + 2.100%) (B)(D)	3.659	07-15-31	699,791	698,459
Series 2014-PHH, Class C (1 month LIBOR + 2.350%) (B)(D)	3.909	08-15-27	710,000	710,000
Series 2015-MAR7, Class C (D)	4.490	06-05-32	570,000	571,026
Series 2015-SGP, Class B (1 month LIBOR + 2.750%) (B)(D)	4.309	07-15-36	500,000	501,877
Series 2016-JP3, Class C (G)	3.480	08-15-49	362,000	343,786
MAD Mortgage Trust Series 2017-330M, Class D (D)(G)	4.108	08-15-34	575,000	566,886
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (1 month LIBOR + 1.100%) (B)	2.652	11-25-34	313,918	318,558
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 (1 month LIBOR + 0.400%) (B)	1.952	03-25-35	266,005	260,795
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (6 month LIBOR + 1.250%) (B)	2.910	10-25-35	311,795	315,668
Morgan Stanley Bank of America Merrill Lynch Trust
18	JOHN HANCOCK Balanced Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-C7, Class C (G)	4.134	02-15-46	40,000	$39,023
Series 2014-C18, Class 300D	5.279	08-15-31	310,000	320,090
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (D)(G)	4.295	09-09-32	1,315,000	1,327,781
Series 2015, Class XLF1 C (1 month LIBOR + 2.200%) (B)(D)	3.759	08-14-31	570,000	573,006
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(D)	2.959	11-15-34	650,000	651,630
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (G)	3.767	08-25-34	201,452	200,742
MortgageIT Trust Series 2005-2, Class 1A2 (1 month LIBOR + 0.660%) (B)	2.212	05-25-35	118,648	117,644
MSCG Trust Series 2016-SNR, Class D (D)	6.550	11-15-34	750,000	754,231
MSDB Trust Series 2017-712F, Class C (D)(G)	3.628	07-11-39	140,000	138,349
MSSG Trust
Series 2017-237P, Class D (D)	3.864	09-13-39	300,000	285,535
Series 2017-237P, Class E (D)	3.864	09-13-39	455,000	422,071
Natixis Commercial Mortgage Securities Trust Series 2018-285M, Class D (D)(G)	3.790	11-15-32	745,000	729,400
Olympic Tower Mortgage Trust Series 2017-OT, Class D (D)(G)	3.945	05-10-39	655,000	642,136
One Market Plaza Trust Series 2017-1MKT, Class D (D)	4.146	02-10-32	455,000	452,370
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates Series 2005-2, Class M2 (1 month LIBOR + 0.675%) (B)	2.227	04-25-35	370,000	369,611
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (G)	2.471	03-25-44	155,795	152,980
TMSQ Mortgage Trust Series 2011-1500, Class D (D)(G)	3.835	10-10-36	530,000	502,692
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (D)	1.342	05-10-63	5,465,377	263,273
VNDO Mortgage Trust Series 2013-PENN, Class D (D)(G)	3.947	12-13-29	844,000	846,949
VNDO Trust Series 2016-350P, Class D (D)(G)	3.903	01-10-35	745,000	728,896
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (1 month LIBOR + 0.290%) (B)	1.842	12-25-45	259,314	254,633
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%) (B)	1.922	01-25-45	177,896	174,540
Series 2005-AR2, Class 2A3 (1 month LIBOR + 0.350%) (B)	1.902	01-25-45	162,749	159,336
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.420%) (B)	1.972	07-25-45	315,854	313,356
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (D)(G)	2.710	03-18-28	1,050,000	1,037,608
Series 2013-BTC, Class E (D)(G)	3.550	04-16-35	600,000	570,916
Series 2015-LC22, Class B (G)	4.541	09-15-58	688,000	718,188
Series 2017-RB1, Class C (G)	4.311	03-15-50	500,000	498,038
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(D)	3.209	12-15-34	295,000	294,940
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (B)(D)	4.130	11-15-29	120,514	120,514
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class B XA IO (D)	1.961	11-15-45	5,519,226	381,461
Series 2013-C16, Class B (G)	5.028	09-15-46	290,000	307,620
Worldwide Plaza Trust Series 2017-WWP, Class D (D)(G)	3.596	11-10-36	450,000	428,092
U.S. Government Agency 0.4%				8,447,509
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (B)	3.411	10-25-27	415,000	424,936
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (B)	3.552	12-25-28	200,000	203,767
Series K005, Class AX IO	1.352	11-25-19	5,256,076	112,686
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K017, Class X1 IO	1.348	12-25-21	5,343,519	$227,924
Series K021, Class X1 IO	1.464	06-25-22	301,465	15,827
Series K022, Class X1 IO	1.251	07-25-22	10,949,736	501,345
Series K709, Class X1 IO	1.504	03-25-19	2,947,316	37,610
Series K710, Class X1 IO	1.733	05-25-19	7,255,382	118,655
Series K711, Class X1 IO	1.683	07-25-19	7,867,674	132,560
Government National Mortgage Association
Series 2012-114, Class IO	0.805	01-16-53	2,693,325	132,465
Series 2016-142, Class IO	0.993	09-16-58	2,938,570	230,725
Series 2016-162, Class IO	0.996	09-16-58	5,084,023	394,776
Series 2016-174, Class IO	0.899	11-16-56	4,970,092	383,151
Series 2016-87, Class IO	1.007	08-16-58	4,063,909	313,443
Series 2016-94, Class IO	1.169	12-16-57	7,863,485	656,933
Series 2017-109, Class IO	0.612	04-16-57	6,203,845	374,545
Series 2017-124, Class IO	0.705	01-16-59	7,570,421	522,890
Series 2017-135, Class IO	0.840	10-16-58	4,957,682	365,640
Series 2017-140, Class IO	0.609	02-16-59	4,353,543	296,172
Series 2017-159, Class IO	0.545	06-16-59	6,059,948	362,275
Series 2017-169, Class IO	0.744	01-16-60	10,525,235	734,693
Series 2017-20, Class IO	0.749	12-16-58	7,195,711	468,975
Series 2017-22, Class IO	1.047	12-16-57	3,282,353	299,425
Series 2017-3, Class IO	0.907	09-16-58	5,903,613	430,496
Series 2017-46, Class IO	0.619	11-16-57	7,064,360	443,759

Series 2017-61, Class IO	0.767	05-16-59	3,264,910	261,836
Asset backed securities 4.0%				$81,493,658
(Cost $81,663,814)
Asset backed securities 4.0%				81,493,658
AccessLex Institute Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (B)	1.868	06-22-37	415,000	398,660
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (1 month LIBOR + 0.450%) (B)	2.011	10-25-35	1,000,000	998,887
Ally Auto Receivables Trust
Series 2017-3, Class A3	1.740	09-15-21	1,150,000	1,139,618
Series 2017-4, Class A4	1.960	07-15-22	725,000	712,228
Series 2018-1, Class A3	2.310	06-15-22	650,000	649,958
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	2,175,000	2,155,530
Applebee's Funding LLC Series 2014-1, Class A2 (D)	4.277	09-05-44	1,321,688	1,288,143
Arby's Funding LLC Series 2015-1A, Class A2 (D)	4.969	10-30-45	1,207,213	1,214,890
Argent Securities, Inc.
Series 2003-W10, Class M1 (1 month LIBOR + 1.080%) (B)	2.632	01-25-34	207,613	203,422
Series 2004-W6, Class M1 (1 month LIBOR + 0.825%) (B)	2.377	05-25-34	100,764	100,488
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	2,830,000	2,803,200
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	405,000	396,749
Series 2018-A, Class A3	2.350	04-25-22	1,060,000	1,057,558
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780	06-15-22	2,182,500	2,164,485
California Republic Auto Receivables Trust
Series 2015-2, Class A4	1.750	01-15-21	867,245	864,260
Series 2016-2, Class A4	1.830	12-15-21	1,155,000	1,142,933
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3	1.340	04-15-22	1,620,000	1,600,462
Series 2017-A1, Class A1	2.000	01-17-23	2,410,000	2,388,685
20	JOHN HANCOCK Balanced Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800	03-15-21	335,000	$333,060
Series 2016-1, Class A4	1.880	06-15-21	330,000	326,334
Series 2016-2, Class A4	1.680	09-15-21	410,000	403,414
Series 2018-1, Class A3	2.480	11-15-22	575,000	573,448
Chase Issuance Trust Series 2016-A5, Class A5	1.270	07-15-21	3,340,000	3,292,522
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (D)	1.870	02-15-22	525,000	517,539
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1	1.750	11-19-21	2,410,000	2,383,895
Series 2018-A1, Class A1	2.539	01-20-23	2,600,000	2,599,640
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (D)	4.474	03-20-43	966,003	969,198
CNH Equipment Trust
Series 2016-B, Class A3	1.630	08-15-21	370,000	367,462
Series 2017-C, Class A3	2.080	02-15-23	680,000	673,771
Coinstar Funding LLC Series 2017-1A, Class A2 (D)	5.216	04-25-47	893,250	924,531
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.768	02-25-35	249,597	248,810
DB Master Finance LLC
Series 2015-1A, Class A2II (D)	3.980	02-20-45	1,239,938	1,242,256
Series 2017-1A, Class A2I (D)	3.629	11-20-47	260,000	260,933
Series 2017-1A, Class A2II (D)	4.030	11-20-47	310,000	314,132
Discover Card Execution Note Trust Series 2017-A6, Class A6	1.880	02-15-23	2,800,000	2,757,133
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (D)	4.118	07-25-47	1,353,200	1,377,043
Driven Brands Funding LLC Series 2015-1A, Class A2 (D)	5.216	07-20-45	1,304,963	1,341,449
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (1 month LIBOR + 0.975%) (B)	2.527	12-25-34	419,953	419,378
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (D)	3.857	04-30-47	312,638	315,780
Ford Credit Auto Owner Trust
Series 2014-1, Class B (D)	2.410	11-15-25	320,000	319,834
Series 2016-B, Class A4	1.520	08-15-21	380,000	374,575
Series 2016-C, Class A4	1.400	02-15-22	685,000	668,751
Series 2017-B, Class A4	1.870	09-15-22	295,000	289,316
Series 2017-C, Class A4	2.160	03-15-23	715,000	706,541
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1	2.160	09-15-22	1,185,000	1,172,861
GM Financial Consumer Automobile Receivables Trust Series 2017-2A, Class A3 (D)	1.860	12-16-21	1,060,000	1,048,931
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (B)	1.662	08-25-44	2,568,000	2,509,660
Golden Credit Card Trust Series 2018-1A, Class A (D)	2.620	01-15-23	1,060,000	1,059,981
GSAA Trust Series 2005-10, Class M3 (1 month LIBOR + 0.550%) (B)	2.102	06-25-35	119,928	119,548
Hertz Vehicle Financing II LP Series 2016-3A, Class A (D)	2.270	07-25-20	540,000	536,419
Hilton Grand Vacations Trust Series 2017-AA, Class A (D)	2.660	12-26-28	677,538	667,902
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4	1.620	08-15-22	1,325,000	1,312,590
Series 2016-4, Class A4	1.360	01-18-23	930,000	910,699
Series 2017-1, Class A3	1.720	07-21-21	1,230,000	1,218,871
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-2, Class A4	1.870	09-15-23	320,000	$314,463
Series 2017-3, Class A4	1.980	11-20-23	380,000	374,324
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	1,395,000	1,379,470
Hyundai Auto Receivables Trust Series 2017-A, Class A3	1.760	08-16-21	1,185,000	1,175,055
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (1 month LIBOR + 0.520%) (B)	2.072	06-25-35	351,158	340,792
Series 2005-WMC1, Class M1 (1 month LIBOR + 0.750%) (B)	2.302	09-25-35	365,403	355,642
MMAF Equipment Finance LLC Series 2017-B, Class A3 (D)	2.210	10-17-22	900,000	889,582
MVW Owner Trust
Series 2014-1A, Class A (D)	2.250	09-22-31	96,563	94,930
Series 2015-1A, Class A (D)	2.520	12-20-32	184,976	183,075
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4	1.540	10-17-22	500,000	490,609
Series 2017-A, Class A3	1.740	08-16-21	740,000	732,829
Series 2017-B, Class A4	1.950	10-16-23	835,000	821,149
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A (D)	3.193	01-25-23	300,000	300,258
RAAC Series Trust Series 2006-SP4, Class M1 (1 month LIBOR + 0.340%) (B)	1.892	11-25-36	365,000	362,207
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	559,057	569,210
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (D)(G)	2.050	06-20-31	150,737	150,362
SoFi Professional Loan Program LLC Series 2017-E, Class A2A (D)	1.860	11-26-40	596,481	592,079
Sonic Capital LLC Series 2016-1A, Class A2 (D)	4.472	05-20-46	378,387	387,759
Structured Asset Investment Loan Trust Series 2005-1, Class M2 (1 month LIBOR + 0.720%) (B)(D)	2.272	02-25-35	416,093	415,169
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (B)	2.861	02-25-35	167,190	164,490
SunTrust Auto Receivables Trust Series 2015-1A, Class A4 (D)	1.780	01-15-21	690,000	687,483
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040	03-15-22	550,000	549,076
Taco Bell Funding LLC Series 2016-1A, Class A2I (D)	3.832	05-25-46	809,750	817,143
TAL Advantage V LLC Series 2014-1A, Class A (D)	3.510	02-22-39	285,917	284,740
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(G)	3.531	10-25-53	280,000	288,044
Series 2015-2, Class 1M2 (D)(G)	3.514	11-25-60	815,000	844,727
Series 2016-5, Class A1 (D)(G)	2.500	10-25-56	776,435	766,864
Series 2017-1, Class A1 (D)(G)	2.750	10-25-56	436,878	434,007
Series 2017-2, Class A1 (D)(G)	2.750	04-25-57	306,826	304,822
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A4	1.520	08-16-21	425,000	419,602
Series 2016-C, Class A4	1.320	11-15-21	330,000	323,719
Series 2017-A, Class A3	1.730	02-16-21	1,150,000	1,142,362
Series 2017-B, Class A3	1.760	07-15-21	1,510,000	1,495,334
Series 2017-C, Class A4	1.980	12-15-22	790,000	776,215
Series 2018-A, Class A3	2.360	05-16-22	825,000	823,179
VSE VOI Mortgage LLC Series 2017-A, Class A (D)	2.330	03-20-35	649,573	635,884
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (B)(D)	1.607	04-25-40	178,054	169,618
22	JOHN HANCOCK Balanced Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Westgate Resorts LLC
Series 2014-1A, Class A (D)	2.150	12-20-26	547,352	$544,256
Series 2014-1A, Class B (D)	3.250	12-20-26	235,362	234,999
Series 2015-1A, Class A (D)	2.750	05-20-27	187,932	187,549
Series 2015-2A, Class B (D)	4.000	07-20-28	402,869	403,430
Series 2016-1A, Class A (D)	3.500	12-20-28	343,866	344,552
Series 2017-1A, Class A (D)	3.050	12-20-30	488,344	485,838
World Omni Auto Receivables Trust
Series 2016-A, Class A3	1.770	09-15-21	1,150,000	1,144,443
Series 2017-B, Class A3	1.950	02-15-23	385,000	379,342
Series 2018-A, Class A3	2.500	04-17-23	1,075,000	1,074,613

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$1,655,388
(Cost $1,655,342)
John Hancock Collateral Trust (H)	1.4720(I)	165,454	1,655,388

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.4%				$29,462,000
(Cost $29,462,000)
U.S. Government Agency 0.8%				17,382,000
Federal Agricultural Mortgage Corp. Discount Note	1.200	02-01-18	1,641,000	1,641,000
Federal Home Loan Bank Discount Note	0.900	02-01-18	2,251,000	2,251,000
Federal Home Loan Bank Discount Note	1.200	02-01-18	13,490,000	13,490,000

	Par value^	Value
Repurchase agreement 0.6%		12,080,000
Barclays Tri-Party Repurchase Agreement dated 1-31-18 at 1.350% to be repurchased at $11,480,431 on 2-1-18, collateralized by $11,761,400 U.S. Treasury Notes, 2.000% due 8-31-21 (valued at $11,710,127, including interest)	11,480,000	11,480,000
Repurchase Agreement with State Street Corp. dated 1-31-18 at 0.540% to be repurchased at $600,009 on 2-1-18, collateralized by $615,000 U.S. Treasury Notes, 1.375% due 9-30-18 (valued at $616,148, including interest)	600,000	600,000

Total investments (Cost $1,576,354,534) 100.6%	$2,042,618,552
Other assets and liabilities, net (0.6%)	(11,790,999)
Total net assets 100.0%	$2,030,827,553

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $1,594,465.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	23

(I)	The rate shown is the annualized seven-day yield as of 1-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
24	JOHN HANCOCK Balanced Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2018, by major security category or type:

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,295,638,168	$1,282,519,397	$13,118,771	—
Preferred securities	3,083,905	3,083,905	—	—
U.S. Government and Agency obligations	247,744,763	—	247,744,763	—
Foreign government obligations	3,422,661	—	3,422,661	—
Corporate bonds	319,472,273	—	319,472,273	—
Convertible bonds	623,806	—	623,806	—
Capital preferred securities	1,166,938	—	1,166,938	—
Term loans	218,608	—	218,608	—
Collateralized mortgage obligations	58,636,384	—	58,636,384	—
Asset backed securities	81,493,658	—	81,493,658	—
Securities lending collateral	1,655,388	1,655,388	—	—
Short-term investments	29,462,000	—	29,462,000	—
Total investments in securities	$2,042,618,552	$1,287,258,690	$755,359,862	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       25

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       26

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	36Q1	01/18
This report is for the information of the shareholders of John Hancock Balanced Fund.		3/18

John Hancock

Small Cap Core Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 96.3%		$185,340,255
(Cost $152,793,038)
Consumer discretionary 11.2%		21,630,790
Auto components 1.6%
Tenneco, Inc.	53,818	3,121,982
Hotels, restaurants and leisure 3.3%
Chuy's Holdings, Inc. (A)	68,094	1,804,491
Dave & Buster's Entertainment, Inc. (A)	49,013	2,303,611
Vail Resorts, Inc.	10,308	2,252,916
Household durables 1.2%
Tupperware Brands Corp.	40,469	2,337,489
Leisure products 1.1%
Nautilus, Inc. (A)	170,334	2,188,792
Media 1.6%
Cinemark Holdings, Inc.	81,996	3,017,453
Specialty retail 2.4%
Build-A-Bear Workshop, Inc. (A)	148,535	1,277,401
Lithia Motors, Inc., Class A	16,295	2,036,223
Williams-Sonoma, Inc.	25,189	1,290,432
Consumer staples 2.3%		4,319,657
Food products 2.3%
Amira Nature Foods, Ltd. (A)	332,535	1,403,298
The Hain Celestial Group, Inc. (A)	40,851	1,558,057
TreeHouse Foods, Inc. (A)	28,802	1,358,302
Energy 2.1%		4,087,181
Energy equipment and services 2.1%
Patterson-UTI Energy, Inc.	173,039	4,087,181
Financials 18.0%		34,677,792
Banks 15.9%
Access National Corp.	59,295	1,722,520
Banner Corp.	60,542	3,289,852
Brookline Bancorp, Inc.	181,389	2,902,224
Columbia Banking System, Inc.	82,230	3,542,468
ConnectOne Bancorp, Inc.	139,431	4,064,414
Hope Bancorp, Inc.	192,764	3,670,227
South State Corp.	34,772	3,080,799
Union Bankshares Corp.	65,420	2,469,605
Univest Corp. of Pennsylvania	138,979	3,891,412
Valley National Bancorp	162,700	2,045,139
Capital markets 2.1%
Evercore, Inc., Class A	17,131	1,722,522
Moelis & Company, Class A	44,035	2,276,610
Health care 14.3%		27,568,866
Biotechnology 3.3%
Emergent BioSolutions, Inc. (A)	40,246	1,963,602
Halozyme Therapeutics, Inc. (A)	67,696	1,264,561
MiMedx Group, Inc. (A)	110,092	1,844,041
Osiris Therapeutics, Inc. (A)	192,318	1,369,304
2	JOHN HANCOCK Small Cap Core Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies 6.0%
AtriCure, Inc. (A)	92,276	$1,505,022
Integra LifeSciences Holdings Corp. (A)	35,720	1,881,015
Merit Medical Systems, Inc. (A)	55,203	2,564,179
SeaSpine Holdings Corp. (A)	225,886	2,482,487
The Cooper Companies, Inc.	12,750	3,119,543
Health care providers and services 1.8%
Civitas Solutions, Inc. (A)	106,992	1,877,710
Patterson Companies, Inc.	42,070	1,509,892
Life sciences tools and services 3.2%
Bio-Rad Laboratories, Inc., Class A (A)	13,851	3,580,899
Syneos Health, Inc. (A)	67,969	2,606,611
Industrials 20.1%		38,582,961
Aerospace and defense 0.8%
Esterline Technologies Corp. (A)	20,104	1,478,649
Building products 2.7%
American Woodmark Corp. (A)	18,469	2,509,014
Armstrong World Industries, Inc. (A)	41,509	2,602,614
Commercial services and supplies 8.3%
ABM Industries, Inc.	80,333	3,055,064
Copart, Inc. (A)	76,971	3,392,112
Deluxe Corp.	43,359	3,220,273
Interface, Inc.	114,422	2,854,829
UniFirst Corp.	20,896	3,454,109
Construction and engineering 1.7%
EMCOR Group, Inc.	39,042	3,173,334
Electrical equipment 1.3%
Regal Beloit Corp.	33,030	2,573,037
Machinery 2.7%
Mueller Water Products, Inc., Class A	223,089	2,594,525
The Timken Company	50,889	2,674,217
Trading companies and distributors 2.6%
GMS, Inc. (A)	75,901	2,601,886
Watsco, Inc.	13,345	2,399,298
Information technology 16.6%		31,978,952
Communications equipment 0.5%
Finisar Corp. (A)	53,338	957,950
Electronic equipment, instruments and components 1.3%
AVX Corp.	143,239	2,569,708
Internet software and services 2.8%
Five9, Inc. (A)	101,116	2,630,027
LogMeIn, Inc.	21,320	2,682,056
Semiconductors and semiconductor equipment 4.4%
Integrated Device Technology, Inc. (A)	64,478	1,927,892
MKS Instruments, Inc.	18,649	1,907,793
NVE Corp.	23,747	1,990,474
ON Semiconductor Corp. (A)	110,752	2,740,004
Software 6.8%
Nice, Ltd., ADR	34,775	3,168,003
Rapid7, Inc. (A)	77,268	1,852,887
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Software (continued)
SS&C Technologies Holdings, Inc.	69,378	$3,488,326
Verint Systems, Inc. (A)	56,326	2,351,611
Workiva, Inc. (A)	98,464	2,195,747
Technology hardware, storage and peripherals 0.8%
Cray, Inc. (A)	62,535	1,516,474
Materials 3.6%		6,940,496
Chemicals 2.5%
HB Fuller Company	31,885	1,653,237
Valvoline, Inc.	131,167	3,233,267
Metals and mining 1.1%
Kaiser Aluminum Corp.	18,632	2,053,992
Real estate 6.0%		11,492,546
Equity real estate investment trusts 6.0%
American Assets Trust, Inc.	82,442	2,906,905
EPR Properties	48,632	2,872,206
First Industrial Realty Trust, Inc.	84,393	2,604,368
Retail Opportunity Investments Corp.	169,247	3,109,067
Telecommunication services 1.3%		2,488,220
Wireless telecommunication services 1.3%
Boingo Wireless, Inc. (A)	102,607	2,488,220
Utilities 0.8%		1,572,794
Electric utilities 0.8%
Portland General Electric Company	37,138	1,572,794

	Yield (%)	Shares	Value
Short-term investments 4.0%			$7,688,740
(Cost $7,688,740)
Money market funds 4.0%			7,688,740
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.2490(B)	7,688,740	7,688,740

Total investments (Cost $160,481,778) 100.3%	$193,028,995
Other assets and liabilities, net (0.3%)	(625,526)
Total net assets 100.0%	$192,403,469

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-18.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	445Q1	01/18
This report is for the information of the shareholders of John Hancock Small Cap Core Fund.		3/18

John Hancock

Seaport Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 60.5%		$424,379,498
(Cost $358,641,069)
Consumer discretionary 3.6%		25,424,215
Automobiles 0.3%
Maruti Suzuki India, Ltd.	13,441	2,004,754
Diversified consumer services 0.3%
China Yuhua Education Corp., Ltd. (A)	900,000	514,355
New Oriental Education & Technology Group, Inc., ADR	19,454	1,791,519
Hotels, restaurants and leisure 0.7%
Marriott Vacations Worldwide Corp.	14,851	2,262,253
Melco Resorts & Entertainment, Ltd., ADR	92,511	2,754,978
Household durables 0.4%
iRobot Corp. (B)	2,004	177,855
Neinor Homes SA (A)(B)	123,147	2,826,922
Internet and direct marketing retail 0.9%
Amazon.com, Inc. (B)	120	174,107
Expedia, Inc.	2,024	259,092
The Priceline Group, Inc. (B)	1,393	2,663,486
Wayfair, Inc., Class A (B)	30,073	2,767,017
Specialty retail 0.5%
PC Jeweller, Ltd.	241,571	1,847,387
The TJX Companies, Inc.	21,900	1,759,008
Textiles, apparel and luxury goods 0.5%
Crystal International Group, Ltd. (A)(B)	663,500	698,051
Skechers U.S.A., Inc., Class A (B)	12,926	532,422
Wolverine World Wide, Inc.	72,830	2,391,009
Consumer staples 0.5%		3,658,754
Food and staples retailing 0.1%
Zur Rose Group AG (B)	4,782	666,917
Food products 0.4%
Blue Buffalo Pet Products, Inc. (B)	88,047	2,991,837
Energy 3.6%		25,497,156
Energy equipment and services 0.1%
Baker Hughes, a GE Company	31,096	999,736
Oil, gas and consumable fuels 3.5%
Antero Resources Corp. (B)	66,287	1,287,956
Cameco Corp.	30,349	279,211
Eni SpA	87,540	1,575,913
Jagged Peak Energy, Inc. (B)	102,286	1,314,375
LUKOIL PJSC, ADR	22,100	1,455,285
Lundin Petroleum AB (B)	38,647	964,197
Newfield Exploration Company (B)	38,122	1,206,943
Oasis Petroleum, Inc. (B)	103,043	892,352
Plains All American Pipeline LP	56,839	1,191,914
Raging River Exploration, Inc. (B)	161,883	980,511
Range Resources Corp.	65,124	928,017
Rosneft Oil Company PJSC, GDR	278,951	1,707,738
Scorpio Tankers, Inc.	225,504	599,842
Tourmaline Oil Corp. (B)	84,227	1,360,643
Viper Energy Partners LP	361,824	8,752,523
2	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials 16.2%		$113,618,818
Banks 8.0%
Agricultural Bank of China, Ltd., H Shares	1,239,521	758,386
Banco Santander SA	809,165	6,007,435
Bank Central Asia Tbk PT	1,066,400	1,810,513
Bank Mandiri Persero Tbk PT	3,733,900	2,269,924
Bank of China, Ltd., H Shares	1,765,513	1,058,132
Bank of Communications Company, Ltd., H Shares	706,389	610,026
Bank of Ireland Group PLC (B)	145,773	1,423,405
Bank of the Ozarks	9,548	476,923
BAWAG Group AG (A)(B)	7,851	457,195
BNP Paribas SA	34,165	2,821,816
China Construction Bank Corp., H Shares	553,000	634,884
Citigroup, Inc.	19,002	1,491,277
Citizens Financial Group, Inc.	11,053	507,333
DBS Group Holdings, Ltd.	94,128	1,889,253
Enterprise Financial Services Corp.	7,200	350,280
HDFC Bank, Ltd., ADR	8,795	955,049
Independent Bank Group, Inc.	9,739	698,773
IndusInd Bank, Ltd.	122,506	3,366,274
Industrial & Commercial Bank of China, Ltd., H Shares	1,025,000	965,517
ING Groep NV	70,681	1,387,840
Itau Unibanco Holding SA, ADR	144,195	2,364,798
KeyCorp	50,997	1,091,336
Liberbank SA (B)	1,294,687	724,656
Metro Bank PLC, Class A (B)	96,003	4,958,110
Mitsubishi UFJ Financial Group, Inc., ADR	131,366	1,001,009
OTP Bank PLC	66,944	3,101,792
Sberbank of Russia PJSC, ADR	149,200	3,019,808
State Bank of India, GDR	29,438	1,459,382
Sumitomo Mitsui Financial Group, Inc.	30,300	1,364,589
SunTrust Banks, Inc.	6,817	481,962
The Shiga Bank, Ltd.	183,000	987,323
Unicaja Banco SA (A)(B)	773,238	1,359,779
United Bank, Ltd., GDR	9,243	59,155
Van Lanschot Kempen NV	75,113	2,548,653
Zions Bancorporation	25,478	1,376,576
Capital markets 3.3%
Anima Holding SpA (A)	463,514	3,888,932
Corporate Capital Trust, Inc.	27,915	442,732
Fairfax India Holdings Corp. (A)(B)	232,985	4,300,903
Federal Street Acquisition Corp. (B)	145,300	1,482,060
GAM Holding AG (B)	78,224	1,469,285
Hamilton Lane, Inc. Class A	12,179	454,033
Northern Trust Corp.	13,354	1,407,378
Silver Run Acquisition Corp. II (B)	210,991	2,320,901
Silver Run Acquisition Corp. II, Class A (B)	198,887	2,032,625
UBS Group AG (B)	254,423	5,164,635
Consumer finance 0.5%
Acom Company, Ltd. (B)	113,300	495,717
OneMain Holdings, Inc. (B)	31,593	1,033,407
Resurs Holding AB (A)	122,328	907,424
SLM Corp. (B)	75,857	867,804
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	3

	Shares	Value
Financials (continued)
Diversified financial services 0.7%
Banca Farmafactoring SpA (A)(B)	209,883	$1,690,307
Cerved Information Solutions SpA	73,801	1,040,801
ECN Capital Corp.	304,776	924,239
KBC Ancora	24,603	1,662,653
Insurance 3.2%
Ageas	48,326	2,555,160
AIA Group, Ltd.	214,400	1,831,297
Athene Holding, Ltd., Class A (B)	17,900	897,864
Aviva PLC	238,097	1,737,017
Intact Financial Corp.	17,598	1,475,514
Lancashire Holdings, Ltd.	182,504	1,705,713
Ping An Insurance Group Company of China, Ltd., H Shares	412,540	4,858,890
Sabre Insurance Group PLC (A)(B)	119,800	459,265
Sony Financial Holdings, Inc.	218,300	4,015,144
Tokio Marine Holdings, Inc.	44,700	2,113,500
Trupanion, Inc. (B)	25,504	890,600
Thrifts and mortgage finance 0.5%
LIC Housing Finance, Ltd., GDR	31,039	521,455
MGIC Investment Corp. (B)	211,363	3,132,400
Health care 14.4%		100,800,315
Biotechnology 3.7%
Aduro Biotech, Inc. (B)	140,350	884,205
Alder Biopharmaceuticals, Inc. (B)	107,803	1,525,412
Alkermes PLC (B)	4,456	254,750
Arena Pharmaceuticals, Inc. (B)	17,245	645,308
BeiGene, Ltd., ADR (B)	23,245	3,155,509
Biotoscana Investments SA (B)	20,900	123,261
Coherus Biosciences, Inc. (B)	129,171	1,304,627
Dyax Corp. (B)(C)	107,720	339,318
Exact Sciences Corp. (B)	30,200	1,501,242
Five Prime Therapeutics, Inc. (B)	35,091	701,820
Galapagos NV (B)	25,364	3,012,208
Genmab A/S (B)	16,643	3,045,427
Genus PLC	31,892	1,096,208
Innate Pharma SA (B)	59,361	427,936
Invitae Corp. (B)	48,217	332,215
Ironwood Pharmaceuticals, Inc. (B)	77,727	1,151,137
Jounce Therapeutics, Inc. (B)	54,110	1,308,380
Karyopharm Therapeutics, Inc. (B)	145,980	1,725,484
Momenta Pharmaceuticals, Inc. (B)	48,826	830,042
Otonomy, Inc. (B)	61,329	355,708
Portola Pharmaceuticals, Inc. (B)	3,500	179,585
UroGen Pharma, Ltd. (B)	30,000	1,473,600
Zealand Pharma A/S, ADR (B)	15,800	266,546
Health care equipment and supplies 2.8%
AtriCure, Inc. (B)	66,730	1,088,366
Baxter International, Inc.	38,264	2,756,156
Boston Scientific Corp. (B)	33,637	940,491
Cardiovascular Systems, Inc. (B)	45,697	1,129,173
Danaher Corp.	15,945	1,614,910
Edwards Lifesciences Corp. (B)	12,705	1,608,199
Glaukos Corp. (B)	8,675	260,337
4	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Globus Medical, Inc., Class A (B)	23,384	$1,076,599
Hologic, Inc. (B)	19,690	840,763
Insulet Corp. (B)	8,145	623,337
Intuitive Surgical, Inc. (B)	2,229	962,192
K2M Group Holdings, Inc. (B)	38,837	818,296
Olympus Corp.	9,890	381,003
OraSure Technologies, Inc. (B)	75,969	1,653,085
Penumbra, Inc. (B)	7,365	733,554
STERIS PLC	8,930	811,916
Stryker Corp.	9,435	1,550,925
Teleflex, Inc.	3,000	833,250
Health care providers and services 1.9%
Acadia Healthcare Company, Inc. (B)	22,870	779,410
China Resources Phoenix Healthcare Holdings Company, Ltd.	577,740	835,207
Cross Country Healthcare, Inc. (B)	51,491	721,389
Envision Healthcare Corp. (B)	5,096	183,405
Humana, Inc.	627	176,707
Laboratory Corp. of America Holdings (B)	9,036	1,576,782
LifePoint Health, Inc. (B)	10,985	543,208
McKesson Corp.	16,033	2,707,653
R1 RCM, Inc. (B)	227,739	1,172,856
Teladoc, Inc. (B)	20,955	783,717
UDG Healthcare PLC	59,910	697,850
UnitedHealth Group, Inc.	2,230	528,019
Universal Health Services, Inc., Class B	10,554	1,282,311
WellCare Health Plans, Inc. (B)	7,399	1,556,602
Health care technology 0.2%
Cerner Corp. (B)	11,630	803,982
HMS Holdings Corp. (B)	45,723	783,235
Life sciences tools and services 0.5%
Bio-Techne Corp.	4,767	668,762
ICON PLC (B)	6,357	696,219
PRA Health Sciences, Inc. (B)	9,364	852,686
Tecan Group AG	3,877	858,179
Wuxi Biologics Cayman, Inc. (A)(B)	8,000	54,979
Pharmaceuticals 5.3%
Aerie Pharmaceuticals, Inc. (B)	240	13,164
Allergan PLC	671	120,954
AstraZeneca PLC	93,007	6,455,914
China Traditional Chinese Medicine Holdings Company, Ltd.	1,152,550	758,162
Chugai Pharmaceutical Company, Ltd.	25,205	1,332,139
Dermira, Inc. (B)	25,486	726,861
Eisai Company, Ltd.	67,925	3,865,676
Hikma Pharmaceuticals PLC	58,472	804,109
Hutchison China MediTech, Ltd., ADR (B)	17,450	651,060
Impax Laboratories, Inc. (B)	8,070	156,962
Intersect ENT, Inc. (B)	36,375	1,358,606
Kyowa Hakko Kirin Company, Ltd.	31,950	623,298
Novartis AG	18,193	1,642,047
Ocular Therapeutix, Inc. (B)	113,760	622,267
Ono Pharmaceutical Company, Ltd.	191,040	4,720,070
Revance Therapeutics, Inc. (B)	60,107	1,941,456
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	5

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Roche Holding AG	8,682	$2,145,097
Sino Biopharmaceutical, Ltd.	1,044,245	1,915,518
Takeda Pharmaceutical Company, Ltd.	51,670	3,026,506
Teva Pharmaceutical Industries, Ltd., ADR	75,900	1,549,119
The Medicines Company (B)	36,135	1,197,153
UCB SA	18,225	1,588,539
Industrials 5.9%		41,178,921
Aerospace and defense 0.8%
Cobham PLC (B)	381,247	707,980
Safran SA	34,344	3,880,225
Ultra Electronics Holdings PLC	38,938	842,373
Airlines 0.1%
Azul SA, ADR (B)	18,153	529,886
JetBlue Airways Corp. (B)	23,500	490,210
Building products 0.2%
Cie de Saint-Gobain	19,620	1,139,622
Commercial services and supplies 0.9%
Atento SA	211,075	2,057,981
Clean Harbors, Inc. (B)	26,944	1,491,081
Edenred	63,392	2,045,846
Prosegur Cia de Seguridad SA	60,231	500,741
Construction and engineering 0.2%
China Machinery Engineering Corp., H Shares	1,914,000	1,254,775
Hazama Ando Corp.	61,700	507,657
Machinery 1.0%
Deere & Company	18,589	3,093,581
FANUC Corp.	13,402	3,637,549
Milacron Holdings Corp. (B)	16,100	305,417
Marine 0.7%
Irish Continental Group PLC	667,912	4,736,174
Professional services 0.8%
Equifax, Inc.	16,893	2,110,442
Experian PLC	101,952	2,349,767
Huron Consulting Group, Inc. (B)	29,096	1,168,204
TriNet Group, Inc. (B)	3,858	169,250
Road and rail 1.2%
CSX Corp.	49,505	2,810,399
DSV A/S	13,253	1,089,659
J.B. Hunt Transport Services, Inc.	11,283	1,363,325
Knight-Swift Transportation Holdings, Inc.	56,571	2,816,670
Localiza Rent a Car SA	9,900	80,107
Information technology 10.2%		71,764,748
Communications equipment 0.4%
Cisco Systems, Inc.	1,335	55,456
Infinera Corp. (B)	7,559	48,907
NETGEAR, Inc. (B)	874	60,918
Oclaro, Inc. (B)	16,415	97,505
Quantenna Communications, Inc. (B)	56,016	770,780
Telefonaktiebolaget LM Ericsson, B Shares	265,997	1,710,847
6	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components 0.4%
Flex, Ltd. (B)	17,090	$307,791
Itron, Inc. (B)	2,845	208,254
Sunny Optical Technology Group Company, Ltd.	32,000	441,079
Zebra Technologies Corp., Class A (B)	12,944	1,594,183
Internet software and services 3.1%
Akamai Technologies, Inc. (B)	6,521	436,842
Alibaba Group Holding, Ltd., ADR (B)	18,459	3,770,989
Alphabet, Inc., Class A (B)	105	124,133
Alphabet, Inc., Class C (B)	708	828,318
Benefitfocus, Inc. (B)	5,543	139,684
Cloudera, Inc. (B)	57,599	1,078,253
CoStar Group, Inc. (B)	5,242	1,814,309
Delivery Hero AG (A)(B)	3,705	159,122
eBay, Inc. (B)	20,891	847,757
Facebook, Inc., Class A (B)	678	126,711
GoDaddy, Inc., Class A (B)	66,283	3,660,810
Just Eat PLC (B)	95,119	1,099,401
Mimecast, Ltd. (B)	91,585	2,816,239
Nutanix, Inc., Class A (B)	12,062	387,190
Tencent Holdings, Ltd.	37,768	2,231,614
VeriSign, Inc. (B)	950	109,174
Yandex NV, Class A (B)	34,142	1,322,320
Zillow Group, Inc., Class A (B)	10,490	469,847
Zillow Group, Inc., Class C (B)	11,471	510,001
IT services 0.8%
Accenture PLC, Class A	8,879	1,426,855
Alliance Data Systems Corp.	3,079	790,256
Automatic Data Processing, Inc.	6,761	835,862
FleetCor Technologies, Inc. (B)	1,476	313,650
Genpact, Ltd.	5,062	171,804
Global Payments, Inc.	1,718	192,038
Pagseguro Digital, Ltd., Class A (B)	55,397	1,547,792
PayPal Holdings, Inc. (B)	1,469	125,335
WEX, Inc. (B)	300	46,443
Semiconductors and semiconductor equipment 2.7%
Advanced Micro Devices, Inc. (B)	107,461	1,476,514
Applied Materials, Inc.	10,096	541,448
Axcelis Technologies, Inc. (B)	31,931	827,013
Broadcom, Ltd.	3,339	828,172
Cavium, Inc. (B)	11,960	1,061,809
Integrated Device Technology, Inc. (B)	16,684	498,852
KLA-Tencor Corp.	17,113	1,879,007
Marvell Technology Group, Ltd.	79,083	1,845,006
Microchip Technology, Inc.	34,208	3,257,286
Micron Technology, Inc. (B)	71,750	3,136,910
Microsemi Corp. (B)	22,896	1,414,744
NVIDIA Corp.	2,892	710,854
QUALCOMM, Inc.	5,602	382,337
SunPower Corp. (B)	81,815	648,793
Teradyne, Inc.	7,213	330,644
Tower Semiconductor, Ltd. (B)	7,437	258,361
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	7

	Shares	Value
Information technology (continued)
Software 2.5%
Adobe Systems, Inc. (B)	6,749	$1,348,180
Alfa Financial Software Holdings PLC (A)(B)	187,804	1,370,749
Blackbaud, Inc.	8,844	847,432
Fair Isaac Corp.	13,667	2,359,744
Globant SA (B)	10,081	458,081
Guidewire Software, Inc. (B)	1,366	108,529
HubSpot, Inc. (B)	20,093	1,950,026
Intuit, Inc.	5,692	955,687
Microsoft Corp.	6,187	587,827
Nexon Company, Ltd. (B)	117,982	3,941,939
Nintendo Company, Ltd., ADR	11,200	639,296
salesforce.com, Inc. (B)	1,078	122,795
ServiceNow, Inc. (B)	9,624	1,432,725
Workday, Inc., Class A (B)	12,961	1,553,894
Technology hardware, storage and peripherals 0.3%
Cray, Inc. (B)	20,222	490,384
NetApp, Inc.	3,428	210,822
Samsung Electronics Company, Ltd.	689	1,610,419
Materials 2.9%		20,217,550
Chemicals 0.2%
Nutrien, Ltd. (B)	9,977	522,196
The Mosaic Company	24,880	679,224
Construction materials 0.4%
Anhui Conch Cement Company, Ltd., H Shares	493,506	2,707,784
Containers and packaging 0.6%
International Paper Company	2,708	170,225
Packaging Corp. of America	30,476	3,828,700
RPC Group PLC	41,445	500,702
Metals and mining 1.4%
ArcelorMittal (B)	4,923	178,298
ArcelorMittal (B)	106,493	3,875,280
Barrick Gold Corp.	99,297	1,427,891
Eldorado Gold Corp.	340,409	442,532
Evraz PLC	60,027	316,834
Gerdau SA, ADR	534,977	2,396,697
Kinross Gold Corp. (B)	114,914	497,578
Lynas Corp., Ltd. (B)	129,061	223,843
Northern Dynasty Minerals, Ltd. (B)	253,158	250,626
Paper and forest products 0.3%
Fibria Celulose SA, ADR	127,857	2,199,140
Real estate 1.1%		7,640,754
Equity real estate investment trusts 0.6%
Corporate Office Properties Trust	54,327	1,483,127
Grivalia Properties REIC AE	57,553	664,892
Hibernia REIT PLC	532,345	1,014,493
Merlin Properties Socimi SA	84,334	1,214,279
Real estate management and development 0.5%
Aedas Homes SAU (A)(B)	14,300	561,411
BR Properties SA	228,100	792,919
Henderson Land Development Company, Ltd.	146,000	1,018,876
8	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
New World Development Company, Ltd.	552,591	$890,757
Telecommunication services 0.9%		6,089,420
Diversified telecommunication services 0.9%
China Unicom Hong Kong, Ltd. (B)	2,145,000	3,215,374
China Unicom Hong Kong, Ltd., ADR (B)	52,347	787,299
ORBCOMM, Inc. (B)	65,846	756,571
Verizon Communications, Inc.	24,601	1,330,176
Utilities 1.2%		8,488,847
Electric utilities 0.1%
Avangrid, Inc.	9,240	450,173
Edison International	3,994	249,745
Independent power and renewable electricity producers 0.8%
China Longyuan Power Group Corp., Ltd., H Shares	2,077,000	1,516,043
China Resources Power Holdings Company, Ltd.	631,345	1,164,109
Datang International Power Generation Company, Ltd., H Shares (B)	2,204,000	726,129
Huadian Fuxin Energy Corp., Ltd., H Shares	2,430,000	638,730
Huaneng Power International, Inc., H Shares	2,392,000	1,538,603
Multi-utilities 0.1%
Sempra Energy	4,600	492,292
Water utilities 0.2%

Cia de Saneamento do Parana	93,920	1,713,023
Preferred securities 1.0%		$7,293,912
(Cost $5,332,200)
Consumer discretionary 0.5%		3,430,062
Automobiles 0.5%
Volkswagen AG	15,598	3,430,062
Financials 0.4%		3,312,780
Diversified financial services 0.4%
Mandatory Exchangeable Trust, 5.750% (A)	14,413	3,312,780
Utilities 0.1%		551,070
Electric utilities 0.0%
Cia Paranaense de Energia, B Shares	28,200	217,093
Water utilities 0.1%
Cia de Saneamento do Parana	100,200	333,977

	Contracts/Notional amount	Value
Purchased options 1.0%		$6,806,936
(Cost $7,241,174)
Calls 0.7%		4,647,808
Exchange Traded Option on CBOE SPX Volitility Index (Expiration Date: 3-21-18; Strike Price: $22.00; Notional Amount: 398,400) (B)	3,984	288,840
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-15-18; Strike Price: $2,950.00; Notional Amount: 22,500) (B)	225	634,500
Exchange Traded Option on SPDR S&P Metals & Mining ETF (Expiration Date: 6-15-18; Strike Price: $41.00; Notional Amount: 138,200) (B)	1,382	134,054
Over the Counter Option on Airports Corp. of Vietnam (Expiration Date: 8-24-27; Strike Price: $0.00; Counterparty: Deutsche Bank AG) (B)(D)	158,200	696,066
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs & Company) (B)(D)	20,020,323	319,504
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	9

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on United Bank, Ltd. (Expiration Date: 6-28-19; Strike Price: $0.00; Counterparty: JPMorgan Chase Bank N.A.) (B)(D)	229,600	$399,299
Over the Counter Option on VietJet Aviation JSC (Expiration Date: 2-26-27; Strike Price: $0.00; Counterparty: Deutsche Bank AG) (B)(D)	55,128	468,147
Over the Counter Option on Vincom Retail JSC (Expiration Date: 10-9-27; Strike Price: $0.00; Counterparty: Deutsche Bank AG) (B)(D)	695,977	1,698,178
Over the Counter Option on VP Bank AG (Expiration Date: 7-21-27; Strike Price: $0.00; Counterparty: Deutsche Bank AG) (B)(D)	3,933	9,220
Puts 0.3%		2,159,128
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 3-16-18; Strike Price: $43.00; Notional Amount: 838,000) (B)	8,380	87,990
Exchange Traded Option on iShares Russell 1000 Growth ETF (Expiration Date: 2-16-18; Strike Price: $126.00; Notional Amount: 68,200) (B)	682	6,820
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 2-16-18; Strike Price: $142.00; Notional Amount: 17,600) (B)	176	2,200
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 2-16-18; Strike Price: $146.00; Notional Amount: 122,400) (B)	1,224	25,704
Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration Date: 3-16-18; Strike Price: $152.00; Notional Amount: 65,400) (B)	654	43,164
Exchange Traded Option on S&P 500 Index (Expiration Date: 2-23-18; Strike Price: $2,795.00; Notional Amount: 23,000) (B)	230	477,250
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-15-18; Strike Price: $2,575.00; Notional Amount: 10,500) (B)	105	314,475
Exchange Traded Option on SPDR S&P Oil & Gas Exploration ETF (Expiration Date: 6-15-18; Strike Price: $35.00; Notional Amount: 191,500) (B)	1,915	316,933
Exchange Traded Option on VanEck Vectors Semiconductor ETF (Expiration Date: 5-18-18; Strike Price: $96.00; Notional Amount: 137,500) (B)	1,375	299,750
Over the Counter Option on 1 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 3.250% (Expiration Date: 1-14-19; Strike Rate: 3.250%; Counterparty: Morgan Stanley & Company, Inc.) (B)(D)	16,945,000	175,887
Over the Counter Option on E-Mini Nasdaq 100 Index (Expiration Date: 2-16-18; Strike Price: $580.00; Counterparty: Goldman Sachs & Company) (B)(D)	4,340	128
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 3-16-18; Strike Price: EUR 123.42; Counterparty: Goldman Sachs & Company) (B)(D)	39,519	17,969
Over the Counter Option on Financial Select Sector SPDR Fund FLEX Options (Expiration Date: 3-14-18; Strike Price: $26.50; Counterparty: Morgan Stanley & Company, Inc.; Notional Amount: 436,500) (B)	4,365	31,491
Over the Counter Option on Hong Kong Hang Seng Index (Expiration Date: 6-28-18; Strike Price: HKD 27,514.84; Counterparty: JPMorgan Chase Bank N.A.) (B)(D)	3,637	107,977
Over the Counter Option on Hong Kong Hang Seng Index (Expiration Date: 6-29-18; Strike Price: HKD 27,514.84; Counterparty: Goldman Sachs & Company) (B)(D)	3,673	110,478
Over the Counter Option on S&P 500 Index (Expiration Date: 2-16-18; Strike Price: $2,425.00; Counterparty: Goldman Sachs & Company) (B)(D)	1,032	485
Over the Counter Option on the AUD vs. JPY (Expiration Date: 7-9-18; Strike Price: AUD 85.00; Counterparty: JPMorgan Chase Bank N.A.) (B)(D)	7,940,000	95,932
Over the Counter Option on the EUR vs. SEK (Expiration Date: 11-19-18; Strike Price: EUR 9.71; Counterparty: BNP Paribas SA) (B)(D)	2,065,000	44,495

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 0.3%				$2,003,259
(Cost $2,003,259)
U.S. Government 0.3%				2,003,259
U.S. Treasury Note	0.875	03-31-18	2,005,000	2,003,259
10	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Convertible bonds 0.1%				$555,534
(Cost $571,000)
Health care 0.1%				555,534
Biotechnology 0.1%

Alder Biopharmaceuticals, Inc.	2.500	02-01-25	571,000	555,534
Term loans (E) 0.0%				$378,575
(Cost $373,172)
Energy 0.0%				378,575
Oil, gas and consumable fuels 0.0%
Chief Exploration & Development LLC (3 month LIBOR + 6.500%)	7.960	05-16-21	380,000	378,575

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 37.4%				$262,270,357
(Cost $262,271,084)
U.S. Government 29.0%				203,519,086
U.S. Treasury Bill (F)	1.180	02-08-18	20,510,000	20,505,182
U.S. Treasury Bill (F)	1.235	02-22-18	15,250,000	15,239,334
U.S. Treasury Bill	1.241	02-01-18	11,900,000	11,900,000
U.S. Treasury Bill (F)	1.265	03-01-18	38,930,000	38,887,566
U.S. Treasury Bill (F)	1.310	03-08-18	6,155,000	6,146,946
U.S. Treasury Bill (F)	1.310	03-15-18	24,390,000	24,352,262
U.S. Treasury Bill (F)	1.355	03-22-18	17,835,000	17,802,828
U.S. Treasury Bill (F)	1.375	04-05-18	2,360,000	2,354,496
U.S. Treasury Bill (F)	1.410	04-12-18	5,655,000	5,639,963
U.S. Treasury Bill (F)	1.410	04-26-18	7,900,000	7,873,842
U.S. Treasury Bill (F)	1.420	04-19-18	28,245,000	28,161,133
U.S. Treasury Bill	1.430	05-03-18	11,945,000	11,901,822
U.S. Treasury Bill (F)	1.435	03-29-18	12,780,000	12,753,712

	Yield (%)	Shares	Value
Money market funds 8.4%			58,751,271
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.2490(G)	58,751,271	58,751,271

Total investments (Cost $636,432,958) 100.3%	$703,688,071
Other assets and liabilities, net (0.3%)	(2,137,634)
Total net assets 100.0%	$701,550,437

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	11

(D)	For this type of option, notional amounts are equivalent to number of contracts.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(G)	The rate shown is the annualized seven-day yield as of 1-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 1-31-18:
United States	64.4%
Japan	4.7%
China	4.2%
United Kingdom	3.4%
Hong Kong	2.4%
Spain	2.3%
Switzerland	1.7%
Canada	1.7%
France	1.6%
Brazil	1.6%
Other countries	12.0%
TOTAL	100.0%
12	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
VSTOXX Futures	1,875	Long	Feb 2018	$3,518,979	$3,689,731	$170,752
NASDAQ 100 Index E-Mini Futures	12	Short	Mar 2018	(1,535,466)	(1,671,000)	(135,534)
Russell 2000 Mini Index Futures	91	Short	Mar 2018	(6,939,064)	(7,170,800)	(231,736)
S&P 500 Index E-Mini Futures	28	Short	Mar 2018	(3,723,195)	(3,956,120)	(232,925)
VSTOXX Futures	1,875	Short	Mar 2018	(3,330,889)	(3,515,138)	(184,249)
						$(613,692)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,665,000	USD	1,347,628	Goldman Sachs International	2/28/2018	—	$(6,128)
EUR	1,355,000	USD	1,682,747	Citibank N.A.	2/28/2018	$2,308	—
EUR	2,095,000	USD	2,615,693	JPMorgan Chase Bank N.A.	2/28/2018	—	(10,386)
EUR	335,000	USD	402,942	Deutsche Bank AG London	3/21/2018	14,271	—
JPY	435,058,000	USD	4,004,473	State Street Bank and Trust Company	2/28/2018	—	(13,807)
SGD	330,000	USD	252,460	HSBC Bank USA	2/28/2018	—	(765)
USD	2,126,751	CNY	14,195,000	Morgan Stanley and Company International PLC	3/21/2018	—	(122,473)
USD	12,909,343	EUR	10,395,000	Citibank N.A.	2/28/2018	—	(17,706)
USD	3,668,487	EUR	3,102,000	Morgan Stanley and Company International PLC	3/21/2018	—	(194,782)
USD	8,462,461	GBP	5,960,000	Goldman Sachs International	2/28/2018	—	(7,930)
USD	2,526,440	JPY	282,839,000	Deutsche Bank AG London	3/20/2018	—	(71,200)
USD	1,286,889	KRW	1,406,788,000	Deutsche Bank AG London	3/21/2018	—	(31,537)
USD	4,336,553	SGD	5,852,000	Goldman Sachs International	3/21/2018	—	(128,911)
						$16,579	$(605,625)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	SunPower Corp.	USD	8.00	Mar 2018	818	81,800	$64,587	$(62,577)
Exchange-traded	Viper Energy Partners LP	USD	25.00	Feb 2018	810	81,000	34,756	(32,400)
							$99,343	$(94,977)
Puts
Morgan Stanley & Company, Inc.	Financial Select Sector SPDR Fund FLEX Options	USD	23.75	Mar 2018	4,365	436,500	$26,008	$(15,711)
							$26,008	$(15,711)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	38.00	Mar 2018	5,229	522,900	146,191	(39,218)
Exchange-traded	iShares Russell 1000 Growth ETF	USD	113.00	Feb 2018	682	68,200	19,067	(5,115)
Exchange-traded	iShares Russell 2000 ETF	USD	127.00	Feb 2018	176	17,600	15,304	(352)
Exchange-traded	iShares Russell 2000 ETF	USD	131.00	Feb 2018	1,224	122,400	69,716	(4,284)
Exchange-traded	PowerShares QQQ Trust Series 1	USD	136.00	Mar 2018	654	65,400	41,174	(10,791)
							$291,452	$(59,760)
							$416,803	$(170,448)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	CBOE S&P 500 Volatility Index	USD	17.00	Mar 2018	2,214	221,400	$235,699	$(282,285)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	13

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Goldman Sachs & Company	E-Mini Nasdaq 100 Index	USD	520.00	Feb 2018	4,340	4,340	$15,190	$(10)
Goldman Sachs & Company	Euro STOXX Banks Price Index	EUR	110.15	Mar 2018	39,519	39,519	25,940	(2,416)
Goldman Sachs & Company	Hong Kong Hang Seng Index	HKD	24,457.63	Jun 2018	3,673	3,673	64,211	(36,267)
Goldman Sachs & Company	S&P 500 Index	USD	2,175.00	Feb 2018	1,032	1,032	10,270	(11)
JPMorgan Chase Bank N.A.	Hong Kong Hang Seng Index	HKD	24,457.63	Jun 2018	3,637	3,637	37,506	(35,347)
							$153,117	$(74,051)
							$388,816	$(356,336)

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. Swedish Krona	BNP Paribas SA	EUR	10.25	Nov 2018	2,065,000	$36,538	$(18,329)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	USD	135.00	Sep 2021	20,020,323	$271,275	$(70,411)
						$307,813	$(88,740)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	Republic of Korea	1,300,000	USD	$ 1,300,000	1.000%	Quarterly	Jun 2022	$ (22,741)	$ (8,379)	$ (31,120)
Citibank N.A.	Republic of Korea	1,305,000	USD	1,305,000	1.000%	Quarterly	Jun 2022	(23,355)	(7,885)	(31,240)
Citibank N.A.	Republic of Korea	1,305,000	USD	1,305,000	1.000%	Quarterly	Jun 2022	(18,978)	(12,262)	(31,240)
Goldman Sachs & Company	Republic of Korea	1,190,000	USD	1,190,000	1.000%	Quarterly	Jun 2022	(16,303)	(12,184)	(28,487)
JPMorgan Chase Bank	Republic of Korea	1,800,000	USD	1,800,000	1.000%	Quarterly	Jun 2022	(29,069)	(14,021)	(43,090)
JPMorgan Chase Bank	Republic of Korea	1,800,000	USD	1,800,000	1.000%	Quarterly	Jun 2022	(30,976)	(12,114)	(43,090)
JPMorgan Chase Bank	Republic of Korea	1,800,000	USD	1,800,000	1.000%	Quarterly	Jun 2022	(31,029)	(12,061)	(43,090)
JPMorgan Chase Bank	Republic of Korea	1,300,000	USD	1,300,000	1.000%	Quarterly	Jun 2022	(18,084)	(13,036)	(31,120)
				$11,800,000				$(190,535)	$(91,942)	$(282,477)

Total return swaps
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	6,559,611	May 2020	Deutsche Bank AG	—	$(366,219)	$(366,219)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	2,074,678	May 2020	Deutsche Bank AG	—	(115,828)	(115,828)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	2,228,743	May 2020	Deutsche Bank AG	—	(124,316)	(124,316)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.10%	Monthly	USD	1,129,531	May 2020	Deutsche Bank AG	—	(34,789)	(34,789)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.11%	Monthly	USD	13,931,009	May 2020	Deutsche Bank AG	—	(364,529)	(364,529)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	4,785,577	May 2020	Deutsche Bank AG	—	(57,357)	(57,357)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	153,051	May 2020	Deutsche Bank AG	—	(1,827)	(1,827)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	130,665	May 2020	Deutsche Bank AG	—	587	587
14	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 2.77%	Monthly	USD	798,649	May 2020	Deutsche Bank AG	—	$(38,239)	$(38,239)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	795,136	May 2020	Deutsche Bank AG	—	(24,791)	(24,791)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	1,192,465	May 2020	Deutsche Bank AG	—	8,095	8,095
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.75%	Monthly	USD	2,178,190	May 2020	Deutsche Bank AG	—	(85,706)	(85,706)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.75%	Monthly	USD	4,108,195	May 2020	Deutsche Bank AG	—	(161,646)	(161,646)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.75%	Monthly	USD	111,737	May 2020	Deutsche Bank AG	—	127	127
Pay	iShares JPMorgan Emerging Markets Bond ETF	1-Month USD LIBOR + 0.02%	Monthly	USD	1,669,864	May 2020	Deutsche Bank AG	—	7,877	7,877
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	966,988	May 2020	Deutsche Bank AG	—	(33,946)	(33,946)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.05%	Monthly	USD	4,243,749	May 2020	Deutsche Bank AG	—	(92,394)	(92,394)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.05%	Monthly	USD	1,847,126	May 2020	Deutsche Bank AG	—	(40,121)	(40,121)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.43%	Monthly	USD	15,972,149	May 2020	Deutsche Bank AG	—	(447,221)	(447,221)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	4,267,341	May 2020	Deutsche Bank AG	—	(214,806)	(214,806)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	3,426,423	May 2020	Deutsche Bank AG	—	(66,835)	(66,835)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	6,833,739	May 2020	Deutsche Bank AG	—	(328,376)	(328,376)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	107,747	May 2020	Deutsche Bank AG	—	(2,857)	(2,857)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	134,249	May 2020	Deutsche Bank AG	—	(1,468)	(1,468)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	145,431	May 2020	Deutsche Bank AG	—	(1,229)	(1,229)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	1,549,195	May 2020	Deutsche Bank AG	—	(65,115)	(65,115)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	185,287	May 2020	Deutsche Bank AG	—	1,186	1,186
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	134,187	May 2020	Deutsche Bank AG	—	(107)	(107)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	1,054,741	May 2020	Deutsche Bank AG	—	(44,333)	(44,333)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	1,088,189	May 2020	Deutsche Bank AG	—	(45,738)	(45,738)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	1,103,585	May 2020	Deutsche Bank AG	—	(46,386)	(46,386)
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.03%	Monthly	USD	35,682,723	May 2020	Deutsche Bank AG	—	(321,597)	(321,597)
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.29%	Monthly	USD	4,840,835	May 2020	Deutsche Bank AG	—	3,953	3,953
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.29%	Monthly	USD	2,064,204	May 2020	Deutsche Bank AG	—	1,791	1,791
Pay	iShares Russell Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	3,580,942	May 2020	Deutsche Bank AG	—	(70,072)	(70,072)
Pay	iShares Russell Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	6,089,595	May 2020	Deutsche Bank AG	—	(119,161)	(119,161)
Pay	iShares Russell Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	215,179	May 2020	Deutsche Bank AG	—	(4,201)	(4,201)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	15

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	134,214	May 2020	Deutsche Bank AG	—	$1,495	$1,495
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	5,339,248	May 2020	Deutsche Bank AG	—	(126,115)	(126,115)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	2,103,231	May 2020	Deutsche Bank AG	—	(49,679)	(49,679)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	24,066,300	May 2020	Deutsche Bank AG	—	(568,454)	(568,454)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	130,755	May 2020	Deutsche Bank AG	—	(838)	(838)
Pay	iShares S&P 500 Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	1,451,471	May 2020	Deutsche Bank AG	—	(53,418)	(53,418)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 2.50%	Monthly	USD	2,490,868	May 2020	Deutsche Bank AG	—	(52,410)	(52,410)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 2.50%	Monthly	USD	2,628,655	May 2020	Deutsche Bank AG	—	(55,309)	(55,309)
Pay	PowerShares NASDAQ Internet Portfolio	1-Month USD LIBOR - 10.00%	Monthly	USD	2,503,133	May 2020	Deutsche Bank AG	—	(159,273)	(159,273)
Pay	PowerShares NASDAQ Internet Portfolio	1-Month USD LIBOR - 10.00%	Monthly	USD	206,849	May 2020	Deutsche Bank AG	—	(9,958)	(9,958)
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	2,183,429	May 2020	Deutsche Bank AG	—	(95,496)	(95,496)
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	210,510	May 2020	Deutsche Bank AG	—	(9,197)	(9,197)
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	134,516	May 2020	Deutsche Bank AG	—	(495)	(495)
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	794,033	May 2020	Deutsche Bank AG	—	(34,728)	(34,728)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	4,034,387	May 2020	Deutsche Bank AG	—	(35,978)	(35,978)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	293,374	May 2020	Deutsche Bank AG	—	(2,603)	(2,603)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	111,939	May 2020	Deutsche Bank AG	—	421	421
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR + 0.15%	Monthly	USD	277,684	May 2020	Deutsche Bank AG	—	(7,630)	(7,630)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.87%	Monthly	USD	34,849,977	May 2020	Deutsche Bank AG	—	(1,868,628)	(1,868,628)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR + 0.05%	Monthly	USD	2,667,269	May 2020	Deutsche Bank AG	—	(25,983)	(25,983)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.90%	Monthly	USD	14,116,940	May 2020	Deutsche Bank AG	—	58,872	58,872
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	23,657,326	May 2020	Deutsche Bank AG	—	(386,157)	(386,157)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	1,039,276	May 2020	Deutsche Bank AG	—	(16,964)	(16,964)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	1,000,838	May 2020	Deutsche Bank AG	—	(19,693)	(19,693)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	19,991,284	May 2020	Deutsche Bank AG	—	(393,349)	(393,349)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	1,258,593	May 2020	Deutsche Bank AG	—	(1,773)	(1,773)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	3,811,557	May 2020	Deutsche Bank AG	—	(74,996)	(74,996)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR + 0.05%	Monthly	USD	5,463,542	May 2020	Deutsche Bank AG	—	(168,582)	(168,582)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	2,608,197	May 2020	Deutsche Bank AG	—	(51,441)	(51,441)
16	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	5,225,565	May 2020	Deutsche Bank AG	—	$(103,063)	$(103,063)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	226,016	May 2020	Deutsche Bank AG	—	(4,447)	(4,447)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	163,450	May 2020	Deutsche Bank AG	—	(1,134)	(1,134)
Pay	CN Property Beta	1-Month HKD HIBOR - 0.20%	Monthly	HKD	2,206,942	May 2020	Goldman Sach International	—	942	942
Pay	CN Property Beta	1-Month HKD HIBOR - 0.20%	Monthly	HKD	5,012,693	May 2020	Goldman Sach International	—	2,135	2,135
Pay	CN Property Beta	1-Month HKD HIBOR - 0.20%	Monthly	HKD	5,015,322	May 2020	Goldman Sach International	—	2,136	2,136
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.20%	Monthly	USD	315,189	May 2020	Goldman Sach International	—	4,844	4,844
Pay	Markit iBoxx Liquid High Yield Index	3-Month EUR EURIBOR	Quarterly	EUR	1,790,000	Mar 2018	JPMorgan Chase Bank	$32	(6,881)	(6,849)
Pay	Markit iBoxx Liquid High Yield Index	3-Month EUR EURIBOR	Quarterly	EUR	855,000	Mar 2018	JPMorgan Chase Bank	(165)	7,408	7,243
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,856,754	May 2020	JPMorgan Chase Bank	—	(83,561)	(83,561)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,888,767	May 2020	JPMorgan Chase Bank	—	(85,002)	(85,002)
Pay	iShares MSCI China ETF	1-Month HKD HIBOR - 1.00%	Monthly	HKD	26,582,585	May 2020	JPMorgan Chase Bank	—	(258,096)	(258,096)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,049,478	May 2020	JPMorgan Chase Bank	—	(28,284)	(28,284)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	121,965	May 2020	JPMorgan Chase Bank	—	(3,221)	(3,221)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,860,045	May 2020	JPMorgan Chase Bank	—	(45,919)	(45,919)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,907,990	May 2020	JPMorgan Chase Bank	—	(47,103)	(47,103)
Pay	iShares S&P 500 Growth ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,872,595	May 2020	JPMorgan Chase Bank	—	(71,892)	(71,892)
Pay	iShares S&P 500 Growth ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,880,469	May 2020	JPMorgan Chase Bank	—	(72,195)	(72,195)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 2.75%	Monthly	USD	1,812,097	May 2020	JPMorgan Chase Bank	—	(36,027)	(36,027)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,847,562	May 2020	JPMorgan Chase Bank	—	(35,189)	(35,189)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.30%	Monthly	USD	1,466,945	May 2020	Morgan Stanley and Company International	—	(29,000)	(29,000)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,199,573	May 2020	Morgan Stanley and Company International	—	(20,521)	(20,521)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 3.66%	Monthly	USD	54,888	May 2020	Morgan Stanley and Company International	—	(2,446)	(2,446)
Pay	iShares Dow Jones U.S. Real Estate ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	2,642,146	May 2020	Morgan Stanley and Company International	—	(46,451)	(46,451)
Pay	iShares Dow Jones U.S. Real Estate ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	3,515,711	May 2020	Morgan Stanley and Company International	—	(61,809)	(61,809)
Pay	iShares Dow Jones U.S. Real Estate ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	567,735	May 2020	Morgan Stanley and Company International	—	(9,917)	(9,917)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	17

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	4,584,479	May 2020	Morgan Stanley and Company International	—	$(113,498)	$(113,498)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	1,278,222	May 2020	Morgan Stanley and Company International	—	(31,525)	(31,525)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	265,140	May 2020	Morgan Stanley and Company International	—	(6,539)	(6,539)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	529,260	May 2020	Morgan Stanley and Company International	—	(13,062)	(13,062)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	2,369,773	May 2020	Morgan Stanley and Company International	—	(59,548)	(59,548)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	193,264	May 2020	Morgan Stanley and Company International	—	(4,838)	(4,838)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	36,467	May 2020	Morgan Stanley and Company International	—	(97)	(97)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	12,624,990	May 2020	Morgan Stanley and Company International	—	(395,518)	(395,518)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 2.16%	Monthly	USD	2,468,169	May 2020	Morgan Stanley and Company International	—	(89,913)	(89,913)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	1,381,228	May 2020	Morgan Stanley and Company International	—	(58,642)	(58,642)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	244,951	May 2020	Morgan Stanley and Company International	—	(1,590)	(1,590)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	1,282,144	May 2020	Morgan Stanley and Company International	—	(8,905)	(8,905)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	149,095	May 2020	Morgan Stanley and Company International	—	(5,417)	(5,417)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	266,839	May 2020	Morgan Stanley and Company International	—	(9,695)	(9,695)
Pay	iShares North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	160,518	May 2020	Morgan Stanley and Company International	—	(1,115)	(1,115)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	2,601,575	May 2020	Morgan Stanley and Company International	—	(70,327)	(70,327)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	369,037	May 2020	Morgan Stanley and Company International	—	(9,976)	(9,976)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	524,194	May 2020	Morgan Stanley and Company International	—	(14,170)	(14,170)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,059,522	May 2020	Morgan Stanley and Company International	—	(28,639)	(28,639)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.25%	Monthly	USD	597,988	May 2020	Morgan Stanley and Company International	—	(5,157)	(5,157)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.25%	Monthly	USD	1,020,405	May 2020	Morgan Stanley and Company International	—	(4,805)	(4,805)
18	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	15,167,908	May 2020	Morgan Stanley and Company International	—	$(16,351)	$(16,351)
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	3,236,627	May 2020	Morgan Stanley and Company International	—	9,982	9,982
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	968,637	May 2020	Morgan Stanley and Company International	—	10,056	10,056
Pay	iShares Russell Growth ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	1,437,114	May 2020	Morgan Stanley and Company International	—	(17,753)	(17,753)
Pay	iShares Russell Growth ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	67,167	May 2020	Morgan Stanley and Company International	—	(836)	(836)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	1,407,119	May 2020	Morgan Stanley and Company International	—	(23,142)	(23,142)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	16,958,102	May 2020	Morgan Stanley and Company International	—	(278,896)	(278,896)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	2,514,206	May 2020	Morgan Stanley and Company International	—	(24,295)	(24,295)
Pay	iShares S&P Global Consumer Discretionary ETF	1-Month USD LIBOR - 14.86%	Monthly	USD	1,067,289	May 2020	Morgan Stanley and Company International	—	(24,561)	(24,561)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 1.92%	Monthly	USD	106,555	May 2020	Morgan Stanley and Company International	—	(875)	(875)
Pay	iShares UK Property UCITS ETF	1-Month GBP LIBOR - 0.88%	Monthly	GBP	1,214,890	May 2020	Morgan Stanley and Company International	—	4,705	4,705
Pay	PowerShares NASDAQ Internet Portfolio	1-Month USD LIBOR - 10.16%	Monthly	USD	1,096,590	May 2020	Morgan Stanley and Company International	—	(59,413)	(59,413)
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	3,062,417	May 2020	Morgan Stanley and Company International	—	(99,478)	(99,478)
Pay	PowerShares QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	170,089	May 2020	Morgan Stanley and Company International	—	(5,579)	(5,579)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 3.22%	Monthly	USD	160,766	May 2020	Morgan Stanley and Company International	—	(1,352)	(1,352)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	313,405	May 2020	Morgan Stanley and Company International	—	(316)	(316)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	127,276	May 2020	Morgan Stanley and Company International	—	(114)	(114)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	538,045	May 2020	Morgan Stanley and Company International	—	8,157	8,157
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	29,331,184	May 2020	Morgan Stanley and Company International	—	(136,762)	(136,762)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	5,486,025	May 2020	Morgan Stanley and Company International	—	(59,446)	(59,446)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.81%	Monthly	USD	1,372,676	May 2020	Morgan Stanley and Company International	—	(20,488)	(20,488)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	19

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	12,710	May 2020	Deutsche Bank AG	—	$15,926	$15,926
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.30%	Monthly	USD	4,685	May 2020	Deutsche Bank AG	—	310,341	310,341
Receive	American Express Company	1-Month USD LIBOR + 0.30%	Monthly	USD	31,401	May 2020	Deutsche Bank AG	—	(60,288)	(60,288)
Receive	American Express Company	1-Month USD LIBOR + 0.30%	Monthly	USD	10,657	May 2020	Deutsche Bank AG	—	(20,461)	(20,461)
Receive	Amgen, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,675	May 2020	Deutsche Bank AG	—	32,126	32,126
Receive	Anima Holding SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	99,884	May 2020	Deutsche Bank AG	—	89,233	89,233
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	13,270	May 2020	Deutsche Bank AG	—	182,185	182,185
Receive	athenahealth, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	15,641	May 2020	Deutsche Bank AG	—	(170,242)	(170,242)
Receive	Atlassian Corp PLC	1-Month USD LIBOR + 0.30%	Monthly	USD	27,870	May 2020	Deutsche Bank AG	—	80,533	80,533
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	51,215	May 2020	Deutsche Bank AG	—	(50,715)	(50,715)
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	15,192	May 2020	Deutsche Bank AG	—	(15,044)	(15,044)
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	8,520	May 2020	Deutsche Bank AG	—	91,655	91,655
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,000	May 2020	Deutsche Bank AG	—	2,478	2,478
Receive	CIGNA Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	14,798	May 2020	Deutsche Bank AG	—	15,620	15,620
Receive	Citigroup, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	17,745	May 2020	Deutsche Bank AG	—	48,893	48,893
Receive	Costar Group, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	18,680	May 2020	Deutsche Bank AG	—	585,797	585,797
Receive	EOG Resources, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	36,906	May 2020	Deutsche Bank AG	—	106,268	106,268
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	39,279	May 2020	Deutsche Bank AG	—	(29,092)	(29,092)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.30%	Monthly	USD	30,696	May 2020	Deutsche Bank AG	—	130,757	130,757
Receive	Hartford Financial Services Group, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	21,855	May 2020	Deutsche Bank AG	—	80,113	80,113
Receive	Ho Chi Minh City Development Joint Stock Commercial Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	1,189,520	May 2020	Deutsche Bank AG	—	119,310	119,310
Receive	Humana, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	11,904	May 2020	Deutsche Bank AG	—	219,870	219,870
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	38,417	May 2020	Deutsche Bank AG	—	27,416	27,416
Receive	Lukoil PJSC, ADR	1-Month USD LIBOR + 0.40%	Monthly	USD	4,721	May 2020	Deutsche Bank AG	—	10,138	10,138
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	17,953	May 2020	Deutsche Bank AG	—	2,982	2,982
Receive	MBIA, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	47,033	May 2020	Deutsche Bank AG	—	(2,695)	(2,695)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	176,300	May 2020	Deutsche Bank AG	—	(85,065)	(85,065)
Receive	Neinor Homes SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	67,680	May 2020	Deutsche Bank AG	—	38,627	38,627
Receive	Neinor Homes SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	31,978	May 2020	Deutsche Bank AG	—	18,251	18,251
20	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	NetApp, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	46,576	May 2020	Deutsche Bank AG	—	$36,801	$36,801
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	42,259	May 2020	Deutsche Bank AG	—	248,130	248,130
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,938	May 2020	Deutsche Bank AG	—	(1,879)	(1,879)
Receive	Samsung Electronics Company, Ltd.	1-Month USD LIBOR + 0.55%	Monthly	USD	248	May 2020	Deutsche Bank AG	—	8,824	8,824
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	11,200	May 2020	Deutsche Bank AG	—	(14,305)	(14,305)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	4,500	May 2020	Deutsche Bank AG	—	(5,747)	(5,747)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	8,500	May 2020	Deutsche Bank AG	—	(10,854)	(10,854)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	2,729	May 2020	Deutsche Bank AG	—	(3,485)	(3,485)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	1,600	May 2020	Deutsche Bank AG	—	(2,225)	(2,225)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	1,976	May 2020	Deutsche Bank AG	—	(2,476)	(2,476)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	189	May 2020	Deutsche Bank AG	—	(292)	(292)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	377	May 2020	Deutsche Bank AG	—	(525)	(525)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	2,257	May 2020	Deutsche Bank AG	—	(2,915)	(2,915)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	565	May 2020	Deutsche Bank AG	—	(632)	(632)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	376	May 2020	Deutsche Bank AG	—	(411)	(411)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	940	May 2020	Deutsche Bank AG	—	(1,296)	(1,296)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	1,128	May 2020	Deutsche Bank AG	—	(1,630)	(1,630)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	1,663	May 2020	Deutsche Bank AG	—	(2,293)	(2,293)
Receive	SunTrust Banks, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	46,705	May 2020	Deutsche Bank AG	—	(895)	(895)
Receive	Synchrony Financial, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	27,633	May 2020	Deutsche Bank AG	—	(529)	(529)
Receive	Synchrony Financial, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	23,493	May 2020	Deutsche Bank AG	—	(450)	(450)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	49,613	May 2020	Deutsche Bank AG	—	100,068	100,068
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	6,238	May 2020	Deutsche Bank AG	—	12,571	12,571
Receive	Teradyne, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	33,852	May 2020	Deutsche Bank AG	—	50,990	50,990
Receive	The PNC Financial Services Group, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	20,641	May 2020	Deutsche Bank AG	—	170,336	170,336
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	12,527	May 2020	Deutsche Bank AG	—	220,680	220,680
Receive	TransUnion	1-Month USD LIBOR + 0.30%	Monthly	USD	45,219	May 2020	Deutsche Bank AG	—	113,678	113,678
Receive	TransUnion	1-Month USD LIBOR + 0.30%	Monthly	USD	34,688	May 2020	Deutsche Bank AG	—	87,203	87,203
Receive	Vincom Retail JSC	1-Month USD LIBOR + 1.25%	Monthly	USD	137,490	May 2020	Deutsche Bank AG	—	(4,759)	(4,759)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	21

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Visa, Inc., Class A	1-Month USD LIBOR + 0.30%	Monthly	USD	31,262	May 2020	Deutsche Bank AG	—	$160,453	$160,453
Receive	Voya Financial, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	38,930	May 2020	Deutsche Bank AG	—	(66,683)	(66,683)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.30%	Monthly	USD	14,992	May 2020	Deutsche Bank AG	—	(2,669)	(2,669)
Receive	Wex, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	38,085	May 2020	Deutsche Bank AG	—	464,231	464,231
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	74,709	May 2020	Goldman Sach International	—	(35,080)	(35,080)
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	214,330	May 2020	Goldman Sach International	—	52,421	52,421
Receive	Athene Holding, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	21,938	May 2020	Goldman Sach International	—	(42,948)	(42,948)
Receive	Banco Santander SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	77,243	May 2020	Goldman Sach International	—	(5,132)	(5,132)
Receive	Banco Santander SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	131,828	May 2020	Goldman Sach International	—	(8,700)	(8,700)
Receive	BankUnited, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,755	May 2020	Goldman Sach International	—	(61,746)	(61,746)
Receive	BankUnited, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,258	May 2020	Goldman Sach International	—	(22,821)	(22,821)
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	111,890	May 2020	Goldman Sach International	—	26,920	26,920
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	113,898	May 2020	Goldman Sach International	—	(79,897)	(79,897)
Receive	CBOE Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,497	May 2020	Goldman Sach International	—	(2,048)	(2,048)
Receive	China Machinery Engineering Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	88,983	May 2020	Goldman Sach International	—	(3,311)	(3,311)
Receive	China Machinery Engineering Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	310,017	May 2020	Goldman Sach International	—	(11,534)	(11,534)
Receive	Citigroup, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	62,069	May 2020	Goldman Sach International	—	(8,856)	(8,856)
Receive	Deere & Company	1-Month USD LIBOR + 0.20%	Monthly	USD	3,217	May 2020	Goldman Sach International	—	(12,929)	(12,929)
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,574	May 2020	Goldman Sach International	—	(785)	(785)
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,435	May 2020	Goldman Sach International	—	(1,007)	(1,007)
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,742	May 2020	Goldman Sach International	—	(159)	(159)
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,918	May 2020	Goldman Sach International	—	(841)	(841)
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,808	May 2020	Goldman Sach International	—	(248)	(248)
Receive	FirstCash, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,027	May 2020	Goldman Sach International	—	15,721	15,721
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,968	May 2020	Goldman Sach International	—	(153,655)	(153,655)
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	123,277	May 2020	Goldman Sach International	—	(69,214)	(69,214)
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	65,270	May 2020	Goldman Sach International	—	99,920	99,920
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	51,754	May 2020	Goldman Sach International	—	136,826	136,826
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,985	May 2020	Goldman Sach International	—	41,624	41,624
22	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,880	May 2020	Goldman Sach International	—	$(5,588)	$(5,588)
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,000	May 2020	Goldman Sach International	—	(4,964)	(4,964)
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,205	May 2020	Goldman Sach International	—	(1,564)	(1,564)
Receive	Iberiabank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,752	May 2020	Goldman Sach International	—	34,011	34,011
Receive	ICICI Bank, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	153,609	May 2020	Goldman Sach International	—	2,501	2,501
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,746	May 2020	Goldman Sach International	—	(1,803)	(1,803)
Receive	Integrated Device Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	56,709	May 2020	Goldman Sach International	—	(226,921)	(226,921)
Receive	iRobot Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	605	May 2020	Goldman Sach International	—	(1,252)	(1,252)
Receive	Itau Unibanco Holding SA, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	31,064	May 2020	Goldman Sach International	—	(13,979)	(13,979)
Receive	Itau Unibanco Holding SA, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	24,999	May 2020	Goldman Sach International	—	(10,622)	(10,622)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,622	May 2020	Goldman Sach International	—	(5,115)	(5,115)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,169	May 2020	Goldman Sach International	—	(4,479)	(4,479)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,748	May 2020	Goldman Sach International	—	(3,414)	(3,414)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,863	May 2020	Goldman Sach International	—	(2,144)	(2,144)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,670	May 2020	Goldman Sach International	—	(4,705)	(4,705)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,621	May 2020	Goldman Sach International	—	(5,096)	(5,096)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,747	May 2020	Goldman Sach International	—	(3,399)	(3,399)
Receive	JELD-WEN Holding, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	96,043	May 2020	Goldman Sach International	—	(145,693)	(145,693)
Receive	JetBlue Airways Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,044	May 2020	Goldman Sach International	—	(13,916)	(13,916)
Receive	JetBlue Airways Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,503	May 2020	Goldman Sach International	—	(25,218)	(25,218)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,980	May 2020	Goldman Sach International	—	36,317	36,317
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	79,775	May 2020	Goldman Sach International	—	(383,412)	(383,412)
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	5,295	May 2020	Goldman Sach International	—	3,707	3,707
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	5,283	May 2020	Goldman Sach International	—	3,698	3,698
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	10,588	May 2020	Goldman Sach International	—	7,412	7,412
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	9,754	May 2020	Goldman Sach International	—	6,828	6,828
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	6,284	May 2020	Goldman Sach International	—	4,399	4,399
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	1,015	May 2020	Goldman Sach International	—	711	711
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	3,807	May 2020	Goldman Sach International	—	2,665	2,665
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	23

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	1,948	May 2020	Goldman Sach International	—	$431	$431
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	3,855	May 2020	Goldman Sach International	—	2,101	2,101
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	940	May 2020	Goldman Sach International	—	512	512
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	467	May 2020	Goldman Sach International	—	113	113
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	1,919	May 2020	Goldman Sach International	—	465	465
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	2,816	May 2020	Goldman Sach International	—	742	742
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	1,290	May 2020	Goldman Sach International	—	656	656
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	2,534	May 2020	Goldman Sach International	—	554	554
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 0.80%	Monthly	USD	1,034	May 2020	Goldman Sach International	—	525	525
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,979	May 2020	Goldman Sach International	—	164,007	164,007
Receive	Prudential Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,480	May 2020	Goldman Sach International	—	(69,291)	(69,291)
Receive	Qualcomm, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,086	May 2020	Goldman Sach International	—	(13,322)	(13,322)
Receive	Raging River Exploration, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	34,097	May 2020	Goldman Sach International	—	(18,911)	(18,911)
Receive	Silver Run Acquisition Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	70,914	May 2020	Goldman Sach International	—	6,789	6,789
Receive	Silver Run Acquisition Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,666	May 2020	Goldman Sach International	—	4,181	4,181
Receive	Silver Run Acquisition Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	146,893	May 2020	Goldman Sach International	—	(1,469)	(1,469)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	25,568	May 2020	Goldman Sach International	—	(37,301)	(37,301)
Receive	SunTrust Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,196	May 2020	Goldman Sach International	—	11,304	11,304
Receive	SunTrust Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,722	May 2020	Goldman Sach International	—	6,149	6,149
Receive	SunTrust Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,567	May 2020	Goldman Sach International	—	37,005	37,005
Receive	SunTrust Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,369	May 2020	Goldman Sach International	—	15,388	15,388
Receive	SunTrust Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,370	May 2020	Goldman Sach International	—	8,267	8,267
Receive	SunTrust Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,891	May 2020	Goldman Sach International	—	4,686	4,686
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,715	May 2020	Goldman Sach International	—	(47,228)	(47,228)
Receive	TJX Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,623	May 2020	Goldman Sach International	—	11,614	11,614
Receive	TJX Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,937	May 2020	Goldman Sach International	—	2,339	2,339
Receive	TJX Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,937	May 2020	Goldman Sach International	—	66	66
Receive	Total System Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,337	May 2020	Goldman Sach International	—	220,247	220,247
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	60,371	May 2020	Goldman Sach International	—	29,499	29,499
24	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	52,742	May 2020	Goldman Sach International	—	$26,139	$26,139
Receive	Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,336	May 2020	Goldman Sach International	—	(28,000)	(28,000)
Receive	United Continental Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,380	May 2020	Goldman Sach International	—	(102,989)	(102,989)
Receive	United Continental Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	Goldman Sach International	—	(45,400)	(45,400)
Receive	United Continental Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	Goldman Sach International	—	(45,400)	(45,400)
Receive	United Continental Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	Goldman Sach International	—	(45,400)	(45,400)
Receive	United Continental Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	Goldman Sach International	—	(45,400)	(45,400)
Receive	United Continental Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,049	May 2020	Goldman Sach International	—	(82,165)	(82,165)
Receive	WestRock Company	1-Month USD LIBOR + 0.20%	Monthly	USD	68,610	May 2020	Goldman Sach International	—	(149,474)	(149,474)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	21,325	May 2020	Goldman Sach International	—	96,859	96,859
Receive	Aetna, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,122	May 2020	JPMorgan Chase Bank	—	3,365	3,365
Receive	Alleghany Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,440	May 2020	JPMorgan Chase Bank	—	55,046	55,046
Receive	Allergan PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	28,124	May 2020	JPMorgan Chase Bank	—	219,097	219,097
Receive	Alliance Data Systems Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,469	May 2020	JPMorgan Chase Bank	—	(129,083)	(129,083)
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,986	May 2020	JPMorgan Chase Bank	—	140,816	140,816
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	2,127	May 2020	JPMorgan Chase Bank	—	141,853	141,853
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,685	May 2020	JPMorgan Chase Bank	—	592,350	592,350
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,886	May 2020	JPMorgan Chase Bank	—	48,502	48,502
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,750	May 2020	JPMorgan Chase Bank	—	616,639	616,639
Receive	Brink's Company	1-Month USD LIBOR + 0.20%	Monthly	USD	43,943	May 2020	JPMorgan Chase Bank	—	147,941	147,941
Receive	Broadcom, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,864	May 2020	JPMorgan Chase Bank	—	(44,500)	(44,500)
Receive	Capital One Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,911	May 2020	JPMorgan Chase Bank	—	24,027	24,027
Receive	Celgene Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,898	May 2020	JPMorgan Chase Bank	—	(54,751)	(54,751)
Receive	Cisco Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,363	May 2020	JPMorgan Chase Bank	—	35,962	35,962
Receive	Clean Harbors, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,424	May 2020	JPMorgan Chase Bank	—	3,092	3,092
Receive	Cohen & Steers, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,500	May 2020	JPMorgan Chase Bank	—	(14,330)	(14,330)
Receive	Cohen & Steers, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,400	May 2020	JPMorgan Chase Bank	—	(8,025)	(8,025)
Receive	Cohen & Steers, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,359	May 2020	JPMorgan Chase Bank	—	(5,514)	(5,514)
Receive	Companhia Paranaense de Energia, Preferred B Shares	1-Month USD LIBOR + 0.50%	Monthly	USD	8,338	May 2020	JPMorgan Chase Bank	—	2,966	2,966
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	25

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Companhia Paranaense de Energia, Preferred B Shares	1-Month USD LIBOR + 0.50%	Monthly	USD	7,880	May 2020	JPMorgan Chase Bank	—	$2,810	$2,810
Receive	Companhia Paranaense de Energia, Preferred B Shares	1-Month USD LIBOR + 0.50%	Monthly	USD	3,564	May 2020	JPMorgan Chase Bank	—	1,271	1,271
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.20%	Monthly	USD	27,523	May 2020	JPMorgan Chase Bank	—	(143,402)	(143,402)
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,549	May 2020	JPMorgan Chase Bank	—	(20,244)	(20,244)
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,965	May 2020	JPMorgan Chase Bank	—	(10,526)	(10,526)
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	39,750	May 2020	JPMorgan Chase Bank	—	(6,153)	(6,153)
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	15,278	May 2020	JPMorgan Chase Bank	—	(2,026)	(2,026)
Receive	First Citizens, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,337	May 2020	JPMorgan Chase Bank	—	13,819	13,819
Receive	Flagstar Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,698	May 2020	JPMorgan Chase Bank	—	(1,467)	(1,467)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,697	May 2020	JPMorgan Chase Bank	—	31,509	31,509
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,781	May 2020	JPMorgan Chase Bank	—	(32,161)	(32,161)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,682	May 2020	JPMorgan Chase Bank	—	(7,605)	(7,605)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,901	May 2020	JPMorgan Chase Bank	—	(7,716)	(7,716)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,532	May 2020	JPMorgan Chase Bank	—	1,248	1,248
Receive	HCA Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,487	May 2020	JPMorgan Chase Bank	—	275,534	275,534
Receive	Hilton Worldwide Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,691	May 2020	JPMorgan Chase Bank	—	280,540	280,540
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,303	May 2020	JPMorgan Chase Bank	—	(263,859)	(263,859)
Receive	Independent Bank Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,623	May 2020	JPMorgan Chase Bank	—	14,496	14,496
Receive	Medtronic PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	18,447	May 2020	JPMorgan Chase Bank	—	4,811	4,811
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	118,405	May 2020	JPMorgan Chase Bank	—	1,095,945	1,095,945
Receive	NetApp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,733	May 2020	JPMorgan Chase Bank	—	(3,483)	(3,483)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	50,275	May 2020	JPMorgan Chase Bank	—	328,695	328,695
Receive	Priceline Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	897	May 2020	JPMorgan Chase Bank	—	77,882	77,882
Receive	Seacoast Banking Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,386	May 2020	JPMorgan Chase Bank	—	2,961	2,961
Receive	Seacoast Banking Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,800	May 2020	JPMorgan Chase Bank	—	15,207	15,207
Receive	Seacoast Banking Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,334	May 2020	JPMorgan Chase Bank	—	6,182	6,182
Receive	TESARO, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,066	May 2020	JPMorgan Chase Bank	—	(295,334)	(295,334)
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,382	May 2020	JPMorgan Chase Bank	—	(4,692)	(4,692)
Receive	UBS Group AG	1-Month USD LIBOR + 0.20%	Monthly	USD	23,000	May 2020	JPMorgan Chase Bank	—	23,446	23,446
26	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	UBS Group AG	1-Month USD LIBOR + 0.20%	Monthly	USD	23,177	May 2020	JPMorgan Chase Bank	—	$21,914	$21,914
Receive	UBS Group AG	1-Month USD LIBOR + 0.20%	Monthly	USD	45,770	May 2020	JPMorgan Chase Bank	—	38,639	38,639
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,547	May 2020	JPMorgan Chase Bank	—	137,069	137,069
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,055	May 2020	JPMorgan Chase Bank	—	276,048	276,048
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,864	May 2020	JPMorgan Chase Bank	—	227,981	227,981
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,354	May 2020	JPMorgan Chase Bank	—	639,553	639,553
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	442	May 2020	JPMorgan Chase Bank	—	(423)	(423)
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.50%	Monthly	USD	29,796	May 2020	Morgan Stanley and Company International	—	109,479	109,479
Receive	Aedas Homes SL	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	8,061	May 2020	Morgan Stanley and Company International	—	(6,423)	(6,423)
Receive	Aedas Homes SL	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	897	May 2020	Morgan Stanley and Company International	—	(715)	(715)
Receive	Aedas Homes SL	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,912	May 2020	Morgan Stanley and Company International	—	(3,914)	(3,914)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.50%	Monthly	USD	55,586	May 2020	Morgan Stanley and Company International	—	8,774	8,774
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	56,216	May 2020	Morgan Stanley and Company International	—	(128,997)	(128,997)
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	55,749	May 2020	Morgan Stanley and Company International	—	156,780	156,780
Receive	American Tower Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,842	May 2020	Morgan Stanley and Company International	—	57,929	57,929
Receive	Anglo American PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	63,884	May 2020	Morgan Stanley and Company International	—	(68,679)	(68,679)
Receive	Anglo American PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	49,063	May 2020	Morgan Stanley and Company International	—	(52,247)	(52,247)
Receive	ArcelorMittal	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	49,720	May 2020	Morgan Stanley and Company International	—	(80,042)	(80,042)
Receive	ArcelorMittal	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	3,631	May 2020	Morgan Stanley and Company International	—	(5,846)	(5,846)
Receive	ArcelorMittal	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	6,604	May 2020	Morgan Stanley and Company International	—	(10,632)	(10,632)
Receive	ArcelorMittal	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	6,891	May 2020	Morgan Stanley and Company International	—	(11,094)	(11,094)
Receive	ArcelorMittal	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,868	May 2020	Morgan Stanley and Company International	—	(3,007)	(3,007)
Receive	Arista Networks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,112	May 2020	Morgan Stanley and Company International	—	25,439	25,439
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	27

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	54,849	May 2020	Morgan Stanley and Company International	—	$85,751	$85,751
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,693	May 2020	Morgan Stanley and Company International	—	(1,683)	(1,683)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	4,022	May 2020	Morgan Stanley and Company International	—	(1,842)	(1,842)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	20,172	May 2020	Morgan Stanley and Company International	—	(9,224)	(9,224)
Receive	Atento SA	1-Month USD LIBOR - 3.22%	Monthly	USD	3,952	May 2020	Morgan Stanley and Company International	—	(1,808)	(1,808)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	32,311	May 2020	Morgan Stanley and Company International	—	(21,351)	(21,351)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,310	May 2020	Morgan Stanley and Company International	—	(29,168)	(29,168)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	46,679	May 2020	Morgan Stanley and Company International	—	(51,436)	(51,436)
Receive	Banc of California, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	76,383	May 2020	Morgan Stanley and Company International	—	(112,019)	(112,019)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	96,400	May 2020	Morgan Stanley and Company International	—	70,909	70,909
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	146,246	May 2020	Morgan Stanley and Company International	—	107,574	107,574
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,041	May 2020	Morgan Stanley and Company International	—	13,293	13,293
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	12,033	May 2020	Morgan Stanley and Company International	—	(27,861)	(27,861)
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,217	May 2020	Morgan Stanley and Company International	—	(19,070)	(19,070)
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,034	May 2020	Morgan Stanley and Company International	—	(18,646)	(18,646)
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	20,967	May 2020	Morgan Stanley and Company International	—	(48,657)	(48,657)
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,935	May 2020	Morgan Stanley and Company International	—	(20,372)	(20,372)
Receive	Bank of the Ozarks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,880	May 2020	Morgan Stanley and Company International	—	(39,176)	(39,176)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	90,382	May 2020	Morgan Stanley and Company International	—	(58,639)	(58,639)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	40,574	May 2020	Morgan Stanley and Company International	—	175,017	175,017
Receive	Blackbaud, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,806	May 2020	Morgan Stanley and Company International	—	(99)	(99)
28	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,446	May 2020	Morgan Stanley and Company International	—	$4,588	$4,588
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,000	May 2020	Morgan Stanley and Company International	—	21,600	21,600
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,000	May 2020	Morgan Stanley and Company International	—	6,658	6,658
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	47,401	May 2020	Morgan Stanley and Company International	—	251,827	251,827
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	17,546	May 2020	Morgan Stanley and Company International	—	(387)	(387)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	111,026	May 2020	Morgan Stanley and Company International	—	(2,447)	(2,447)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	28,742	May 2020	Morgan Stanley and Company International	—	(643)	(643)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	28,334	May 2020	Morgan Stanley and Company International	—	(634)	(634)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	25,208	May 2020	Morgan Stanley and Company International	—	(564)	(564)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	98,144	May 2020	Morgan Stanley and Company International	—	(2,196)	(2,196)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	106,463	May 2020	Morgan Stanley and Company International	—	280,332	280,332
Receive	Cardinal Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	47,165	May 2020	Morgan Stanley and Company International	—	(39,938)	(39,938)
Receive	Citizens Financial Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,112	May 2020	Morgan Stanley and Company International	—	4,986	4,986
Receive	Cognizant Technology Solutions Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,394	May 2020	Morgan Stanley and Company International	—	42,843	42,843
Receive	Cohen & Steers, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,596	May 2020	Morgan Stanley and Company International	—	(14,834)	(14,834)
Receive	Cohen & Steers, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	10,858	May 2020	Morgan Stanley and Company International	—	(44,790)	(44,790)
Receive	Cohen & Steers, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,792	May 2020	Morgan Stanley and Company International	—	(32,143)	(32,143)
Receive	Companhia Paranaense de Energia, Preferred B Shares	1-Month USD LIBOR + 0.75%	Monthly	USD	13,568	May 2020	Morgan Stanley and Company International	—	6,386	6,386
Receive	Costar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	747	May 2020	Morgan Stanley and Company International	—	20,041	20,041
Receive	Crystal International Group, Ltd.	1-Month HKD HIBOR + 0.50%	Monthly	HKD	301,000	May 2020	Morgan Stanley and Company International	—	(975)	(975)
Receive	CSX Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	21,113	May 2020	Morgan Stanley and Company International	—	(29,674)	(29,674)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	29

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Delivery Hero AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	9,998	May 2020	Morgan Stanley and Company International	—	$18,845	$18,845
Receive	Edison International	1-Month USD LIBOR + 0.50%	Monthly	USD	26,189	May 2020	Morgan Stanley and Company International	—	30,145	30,145
Receive	Edison International	1-Month USD LIBOR + 0.50%	Monthly	USD	7,332	May 2020	Morgan Stanley and Company International	—	8,437	8,437
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	945	May 2020	Morgan Stanley and Company International	—	6,063	6,063
Receive	Eni SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	11,615	May 2020	Morgan Stanley and Company International	—	(6,270)	(6,270)
Receive	Eni SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	28,025	May 2020	Morgan Stanley and Company International	—	(15,129)	(15,129)
Receive	Eni SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	38,525	May 2020	Morgan Stanley and Company International	—	(20,797)	(20,797)
Receive	Envision Healthcare Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	42,856	May 2020	Morgan Stanley and Company International	—	38,681	38,681
Receive	EPAM Systems, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,617	May 2020	Morgan Stanley and Company International	—	134,309	134,309
Receive	Equifax, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,488	May 2020	Morgan Stanley and Company International	—	12,031	12,031
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,883	May 2020	Morgan Stanley and Company International	—	(8,145)	(8,145)
Receive	Expedia, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,587	May 2020	Morgan Stanley and Company International	—	(41,768)	(41,768)
Receive	Fanuc Corp.	1-Month JPY LIBOR + 0.50%	Monthly	JPY	3,300	May 2020	Morgan Stanley and Company International	—	(74,092)	(74,092)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	25,544	May 2020	Morgan Stanley and Company International	—	269,781	269,781
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,200	May 2020	Morgan Stanley and Company International	—	139,114	139,114
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	26,560	May 2020	Morgan Stanley and Company International	—	(23,365)	(23,365)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	26,559	May 2020	Morgan Stanley and Company International	—	(23,906)	(23,906)
Receive	FNB Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	51,128	May 2020	Morgan Stanley and Company International	—	3,520	3,520
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,993	May 2020	Morgan Stanley and Company International	—	(6,924)	(6,924)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,163	May 2020	Morgan Stanley and Company International	—	(2,675)	(2,675)
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,067	May 2020	Morgan Stanley and Company International	—	(1,868)	(1,868)
30	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Formfactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,453	May 2020	Morgan Stanley and Company International	—	$(764)	$(764)
Receive	Glencore PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	75,863	May 2020	Morgan Stanley and Company International	—	(7,658)	(7,658)
Receive	Glencore PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	243,683	May 2020	Morgan Stanley and Company International	—	(32,039)	(32,039)
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	8,080	May 2020	Morgan Stanley and Company International	—	2,918	2,918
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	13,120	May 2020	Morgan Stanley and Company International	—	4,738	4,738
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	4,250	May 2020	Morgan Stanley and Company International	—	1,551	1,551
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,000	May 2020	Morgan Stanley and Company International	—	(602)	(602)
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,080	May 2020	Morgan Stanley and Company International	—	(417)	(417)
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,715	May 2020	Morgan Stanley and Company International	—	(1,748)	(1,748)
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	107,332	May 2020	Morgan Stanley and Company International	—	(116,371)	(116,371)
Receive	Infinera Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	71,220	May 2020	Morgan Stanley and Company International	—	(33,813)	(33,813)
Receive	Insulet Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	76,475	May 2020	Morgan Stanley and Company International	—	205,128	205,128
Receive	Integrated Device Technology, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,626	May 2020	Morgan Stanley and Company International	—	(6,576)	(6,576)
Receive	Integrated Device Technology, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,552	May 2020	Morgan Stanley and Company International	—	(14,171)	(14,171)
Receive	International Paper Company	1-Month USD LIBOR + 0.50%	Monthly	USD	20,548	May 2020	Morgan Stanley and Company International	—	32,560	32,560
Receive	International Paper Company	1-Month USD LIBOR + 0.50%	Monthly	USD	26,633	May 2020	Morgan Stanley and Company International	—	42,187	42,187
Receive	International Paper Company	1-Month USD LIBOR + 0.50%	Monthly	USD	6,466	May 2020	Morgan Stanley and Company International	—	10,240	10,240
Receive	International Paper Company	1-Month USD LIBOR + 0.50%	Monthly	USD	7,576	May 2020	Morgan Stanley and Company International	—	11,998	11,998
Receive	iRobot Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,658	May 2020	Morgan Stanley and Company International	—	10,978	10,978
Receive	iRobot Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,087	May 2020	Morgan Stanley and Company International	—	6,263	6,263
Receive	iRobot Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,224	May 2020	Morgan Stanley and Company International	—	9,676	9,676
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	31

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	iRobot Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,694	May 2020	Morgan Stanley and Company International	—	$20,090	$20,090
Receive	Itron, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	12,182	May 2020	Morgan Stanley and Company International	—	(4,270)	(4,270)
Receive	J.B. Hunt Transport Services, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,627	May 2020	Morgan Stanley and Company International	—	921	921
Receive	J.B. Hunt Transport Services, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,814	May 2020	Morgan Stanley and Company International	—	449	449
Receive	J.B. Hunt Transport Services, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,034	May 2020	Morgan Stanley and Company International	—	840	840
Receive	Jagged Peak Energy, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	23,897	May 2020	Morgan Stanley and Company International	—	(40,897)	(40,897)
Receive	Jagged Peak Energy, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	929	May 2020	Morgan Stanley and Company International	—	(1,590)	(1,590)
Receive	Jagged Peak Energy, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,000	May 2020	Morgan Stanley and Company International	—	(5,134)	(5,134)
Receive	Jagged Peak Energy, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,000	May 2020	Morgan Stanley and Company International	—	(6,846)	(6,846)
Receive	Jagged Peak Energy, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,500	May 2020	Morgan Stanley and Company International	—	(5,990)	(5,990)
Receive	Jagged Peak Energy, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,828	May 2020	Morgan Stanley and Company International	—	(9,974)	(9,974)
Receive	JetBlue Airways Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,753	May 2020	Morgan Stanley and Company International	—	(11,300)	(11,300)
Receive	JetBlue Airways Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	31,457	May 2020	Morgan Stanley and Company International	—	(45,814)	(45,814)
Receive	JetBlue Airways Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	52,729	May 2020	Morgan Stanley and Company International	—	(76,849)	(76,849)
Receive	KLA-Tencor Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,275	May 2020	Morgan Stanley and Company International	—	2,621	2,621
Receive	KLA-Tencor Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,032	May 2020	Morgan Stanley and Company International	—	2,132	2,132
Receive	KLA-Tencor Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	478	May 2020	Morgan Stanley and Company International	—	(2,634)	(2,634)
Receive	Komatsu, Ltd.	1-Month JPY LIBOR + 0.50%	Monthly	JPY	44,900	May 2020	Morgan Stanley and Company International	—	(75,874)	(75,874)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,644	May 2020	Morgan Stanley and Company International	—	(1,346)	(1,346)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,884	May 2020	Morgan Stanley and Company International	—	(332)	(332)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,357	May 2020	Morgan Stanley and Company International	—	(767)	(767)
32	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,500	May 2020	Morgan Stanley and Company International	—	$(440)	$(440)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,268	May 2020	Morgan Stanley and Company International	—	(399)	(399)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,232	May 2020	Morgan Stanley and Company International	—	(217)	(217)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	Morgan Stanley and Company International	—	(348)	(348)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	3,000	May 2020	Morgan Stanley and Company International	—	(1,293)	(1,293)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,000	May 2020	Morgan Stanley and Company International	—	317	317
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,000	May 2020	Morgan Stanley and Company International	—	3	3
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	Morgan Stanley and Company International	—	(34)	(34)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,000	May 2020	Morgan Stanley and Company International	—	(3,775)	(3,775)
Receive	Loxo Oncology, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	33,680	May 2020	Morgan Stanley and Company International	—	523,820	523,820
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	29,710	May 2020	Morgan Stanley and Company International	—	(7,909)	(7,909)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,321	May 2020	Morgan Stanley and Company International	—	(684)	(684)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	19,172	May 2020	Morgan Stanley and Company International	—	(5,116)	(5,116)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,104	May 2020	Morgan Stanley and Company International	—	(1,362)	(1,362)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,532	May 2020	Morgan Stanley and Company International	—	(409)	(409)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,124	May 2020	Morgan Stanley and Company International	—	(1,635)	(1,635)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,551	May 2020	Morgan Stanley and Company International	—	(682)	(682)
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	12,292	May 2020	Morgan Stanley and Company International	—	81,109	81,109
Receive	McKesson Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	25,523	May 2020	Morgan Stanley and Company International	—	(48,838)	(48,838)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	146,294	May 2020	Morgan Stanley and Company International	—	(45,618)	(45,618)
Receive	Microchip Technology, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,287	May 2020	Morgan Stanley and Company International	—	11,479	11,479
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	33

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,232	May 2020	Morgan Stanley and Company International	—	$6,301	$6,301
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	23,779	May 2020	Morgan Stanley and Company International	—	18,208	18,208
Receive	Microsemi Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,610	May 2020	Morgan Stanley and Company International	—	19,410	19,410
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,787	May 2020	Morgan Stanley and Company International	—	6,280	6,280
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,782	May 2020	Morgan Stanley and Company International	—	2,955	2,955
Receive	Netgear, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	10,362	May 2020	Morgan Stanley and Company International	—	37,351	37,351
Receive	Oasis Midstream Partners LP	1-Month USD LIBOR + 1.00%	Monthly	USD	944	May 2020	Morgan Stanley and Company International	—	699	699
Receive	OneMain Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	88,871	May 2020	Morgan Stanley and Company International	—	(80,541)	(80,541)
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,339	May 2020	Morgan Stanley and Company International	—	19,542	19,542
Receive	Orbcomm, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,097	May 2020	Morgan Stanley and Company International	—	661	661
Receive	Orbcomm, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,351	May 2020	Morgan Stanley and Company International	—	5,634	5,634
Receive	Orbcomm, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,069	May 2020	Morgan Stanley and Company International	—	4,259	4,259
Receive	Orbcomm, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	10,365	May 2020	Morgan Stanley and Company International	—	6,244	6,244
Receive	Planet Fitness, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	144,788	May 2020	Morgan Stanley and Company International	—	268,591	268,591
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	39,827	May 2020	Morgan Stanley and Company International	—	72,436	72,436
Receive	Qualicorp SA	1-Month USD LIBOR + 0.75%	Monthly	USD	15,380	May 2020	Morgan Stanley and Company International	—	511	511
Receive	Qualicorp SA	1-Month USD LIBOR + 0.75%	Monthly	USD	15,380	May 2020	Morgan Stanley and Company International	—	653	653
Receive	Qualicorp SA	1-Month USD LIBOR + 0.75%	Monthly	USD	30,914	May 2020	Morgan Stanley and Company International	—	(3,839)	(3,839)
Receive	Qualicorp SA	1-Month USD LIBOR + 0.75%	Monthly	USD	15,226	May 2020	Morgan Stanley and Company International	—	(8,638)	(8,638)
Receive	Salesforce.com, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,778	May 2020	Morgan Stanley and Company International	—	92,861	92,861
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,578	May 2020	Morgan Stanley and Company International	—	(2,102)	(2,102)
34	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Skechers U.S.A., Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	52,917	May 2020	Morgan Stanley and Company International	—	$171,999	$171,999
Receive	SLM Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	62,566	May 2020	Morgan Stanley and Company International	—	(2,454)	(2,454)
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	27,476	May 2020	Morgan Stanley and Company International	—	48,392	48,392
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.50%	Monthly	USD	109,357	May 2020	Morgan Stanley and Company International	—	(106,087)	(106,087)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	33,172	May 2020	Morgan Stanley and Company International	—	38,356	38,356
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,912	May 2020	Morgan Stanley and Company International	—	11,462	11,462
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,062	May 2020	Morgan Stanley and Company International	—	10,488	10,488
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	136,969	May 2020	Morgan Stanley and Company International	—	142,950	142,950
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,597	May 2020	Morgan Stanley and Company International	—	346	346
Receive	Ultra Electronics Holdings PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,447	May 2020	Morgan Stanley and Company International	—	4,200	4,200
Receive	Ultragenyx Pharmaceutical, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	35,300	May 2020	Morgan Stanley and Company International	—	264,897	264,897
Receive	UniCredit SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	196,349	May 2020	Morgan Stanley and Company International	—	62,176	62,176
Receive	Vail Resorts, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,441	May 2020	Morgan Stanley and Company International	—	(15,988)	(15,988)
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	17,123	May 2020	Morgan Stanley and Company International	—	37,544	37,544
Receive	WageWorks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	29,922	May 2020	Morgan Stanley and Company International	—	(52,147)	(52,147)
Receive	WageWorks, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,759	May 2020	Morgan Stanley and Company International	—	(6,573)	(6,573)
Receive	Walgreens Boots Alliance, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	20,568	May 2020	Morgan Stanley and Company International	—	(17,060)	(17,060)
Receive	WisdomTree Investments, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	91,997	May 2020	Morgan Stanley and Company International	—	(115,920)	(115,920)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	6,422	May 2020	Morgan Stanley and Company International	—	47,700	47,700
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	34,888	May 2020	Morgan Stanley and Company International	—	123,009	123,009
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	18,786	May 2020	Morgan Stanley and Company International	—	66,236	66,236
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT FUND	35

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,083	May 2020	Morgan Stanley and Company International	—	$5,821	$5,821
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,784	May 2020	Morgan Stanley and Company International	—	14,880	14,880
								$(133)	$(938,644)	$(938,777)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
36	JOHN HANCOCK Seaport Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

The following is a summary of the values by input classification of the fund's investments as of January 31, 2018, by major security category or type:

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$25,424,215	$17,532,746	$7,891,469	—
Consumer staples	3,658,754	2,991,837	666,917	—
Energy	25,497,156	21,249,308	4,247,848	—
Financials	113,618,818	35,477,584	78,141,234	—
Health care	100,800,315	61,051,664	39,409,333	$339,318
Industrials	41,178,921	18,406,446	22,772,475	—
Information technology	71,764,748	59,199,578	12,565,170	—
Materials	20,217,550	16,290,089	3,927,461	—
Real estate	7,640,754	1,483,127	6,157,627	—
Telecommunication services	6,089,420	2,874,046	3,215,374	—
Utilities	8,488,847	1,192,210	7,296,637	—
Preferred securities
Consumer discretionary	3,430,062	—	3,430,062	—
Financials	3,312,780	—	3,312,780	—
Utilities	551,070	—	551,070	—
Purchased options	6,806,936	2,631,680	4,175,256	—
U.S. Government and Agency obligations	2,003,259	—	2,003,259	—
Convertible bonds	555,534	—	555,534	—

       37

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Term loans	378,575	—	378,575	—
Short-term investments	262,270,357	58,751,271	203,519,086	—
Total investments in securities	$703,688,071	$299,131,586	$404,217,167	$339,318
Derivatives:
Assets
Futures	$170,752	$170,752	—	—
Forward foreign currency contracts	16,579	—	$16,579	—
Swap contracts	15,398,825	—	15,398,825	—
Liabilities
Futures	$(784,444)	$(784,444)	—	—
Forward foreign currency contracts	(605,625)	—	$(605,625)	—
Written options	(615,524)	(437,022)	(178,502)	—
Swap contracts	(16,620,079)	—	(16,620,079)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended January 31, 2018, the fund used futures contracts to manage against anticipated changes in securities markets.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

An interest rate swaption is an option to enter into an interest rate swap.

During the period ended January 31, 2018, the fund used purchased options to manage against anticipated interest rate changes, manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased.

During the period ended January 31, 2018, the fund wrote option contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased.

       38

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events.

Total return swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the period ended January 31, 2018, the fund used total return swaps to manage equity exposure.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       39

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	437Q1	01/18
This report is for the information of the shareholders of John Hancock Seaport Fund.		3/18

John Hancock

Enduring Assets Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 97.2%		$107,893,026
(Cost $86,447,939)
Brazil 1.1%		1,218,377
Cia de Saneamento do Parana	66,800	1,218,377
Canada 7.1%		7,901,066
Canadian National Railway Company	47,562	3,811,920
TransCanada Corp.	88,816	4,089,146
China 10.1%		11,220,307
China Longyuan Power Group Corp., Ltd., H Shares	4,944,348	3,608,976
ENN Energy Holdings, Ltd.	530,705	4,100,363
Huaneng Renewables Corp., Ltd., H Shares	10,158,474	3,510,968
France 6.4%		7,082,030
Engie SA	158,212	2,747,207
Vinci SA	40,108	4,334,823
Germany 5.2%		5,792,472
E.ON SE	396,739	4,170,151
Innogy SE (A)	42,555	1,622,321
Hong Kong 9.1%		10,058,041
Beijing Enterprises Holdings, Ltd.	540,010	3,313,847
CK Infrastructure Holdings, Ltd.	384,923	3,425,583
Guangdong Investment, Ltd.	2,232,106	3,318,611
Italy 6.2%		6,876,627
Enel SpA	678,704	4,314,789
Snam SpA	526,666	2,561,838
Japan 5.3%		5,891,497
NTT DOCOMO, Inc.	171,395	4,258,722
Osaka Gas Company, Ltd.	82,079	1,632,775
Spain 4.6%		5,126,584
Iberdrola SA	616,248	5,016,127
Iberdrola SA (B)	13,570	110,457
Switzerland 3.2%		3,577,097
Flughafen Zurich AG	14,041	3,577,097
United Kingdom 9.4%		10,421,362
BT Group PLC	956,448	3,494,432
Severn Trent PLC	113,658	3,158,498
SSE PLC	203,205	3,768,432
United States 29.5%		32,727,566
American Tower Corp.	30,149	4,453,007
Avangrid, Inc.	78,521	3,825,543
Comcast Corp., Class A	94,587	4,022,785
Edison International	51,889	3,244,619
Equity LifeStyle Properties, Inc.	44,834	3,870,071
Kinder Morgan, Inc.	60,546	1,088,617
NextEra Energy Partners LP	12,965	582,258
NextEra Energy, Inc.	26,625	4,217,933
Sempra Energy	32,511	3,479,327
UGI Corp.	86,157	3,943,406

2	JOHN HANCOCK Enduring Assets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 3.3%			$3,674,049
(Cost $3,674,049)
Money market funds 1.2%			1,374,049
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.2490(C)	1,374,049	1,374,049

	Par value^	Value
Repurchase agreement 2.1%		2,300,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 1-31-18 at 1.300% to be repurchased at $2,300,083 on 2-1-18, collateralized by $2,355,000 U.S. Treasury Bills, 0.000% due 3-29-18 (valued at $2,350,102, including interest)	2,300,000	2,300,000
Total investments (Cost $90,121,988) 100.5%		$111,567,075
Other assets and liabilities, net (0.5%)		(532,605)
Total net assets 100.0%		$111,034,470

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 1-31-18.
The fund had the following sector composition as a percentage of net assets on 1-31-18:

Utilities	58.6%
Industrials	13.5%
Real estate	7.5%
Telecommunication services	7.0%
Energy	7.0%
Consumer discretionary	3.6%
Short-term investments and other	2.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ENDURING ASSETS FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2018, by major security category or type:

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$1,218,377	—	$1,218,377	—
Canada	7,901,066	$7,901,066	—	—
China	11,220,307	—	11,220,307	—
France	7,082,030	—	7,082,030	—
Germany	5,792,472	—	5,792,472	—
Hong Kong	10,058,041	—	10,058,041	—
Italy	6,876,627	—	6,876,627	—
Japan	5,891,497	—	5,891,497	—
Spain	5,126,584	—	5,126,584	—
Switzerland	3,577,097	—	3,577,097	—
United Kingdom	10,421,362	—	10,421,362	—
United States	32,727,566	32,727,566	—	—
Short-term investments	3,674,049	1,374,049	2,300,000	—
Total investments in securities	$111,567,075	$42,002,681	$69,564,394	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       4

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	438Q1	01/18
This report is for the information of the shareholders of John Hancock Enduring Assets Fund.		3/18

John Hancock

Value Equity Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 100.0%		$653,414,778
(Cost $506,785,631)
Consumer discretionary 12.0%		78,523,272
Hotels, restaurants and leisure 4.0%
Carnival Corp.	87,500	6,265,875
Norwegian Cruise Line Holdings, Ltd. (A)	133,500	8,108,790
Royal Caribbean Cruises, Ltd.	59,900	7,999,645
SeaWorld Entertainment, Inc. (A)(B)	253,100	3,859,775
Household durables 0.4%
Newell Brands, Inc.	102,800	2,718,032
Media 3.1%
Comcast Corp., Class A	209,200	8,897,276
Twenty-First Century Fox, Inc., Class A	300,500	11,088,450
Multiline retail 1.7%
Dollar General Corp.	110,300	11,374,136
Specialty retail 1.9%
Lowe's Companies, Inc.	118,100	12,368,613
Textiles, apparel and luxury goods 0.9%
Hanesbrands, Inc. (B)	269,000	5,842,680
Consumer staples 5.3%		34,589,628
Beverages 1.4%
Coca-Cola European Partners PLC	218,300	8,766,928
Food and staples retailing 1.2%
CVS Health Corp.	103,000	8,105,070
Tobacco 2.7%
Altria Group, Inc.	128,100	9,010,554
Philip Morris International, Inc.	81,200	8,707,076
Energy 10.8%		70,807,994
Energy equipment and services 0.4%
Fairmount Santrol Holdings, Inc. (A)(B)	492,100	2,740,997
Oil, gas and consumable fuels 10.4%
BP PLC, ADR	225,900	9,666,261
Chevron Corp.	77,500	9,714,625
ConocoPhillips	178,500	10,497,585
Hess Corp.	186,500	9,420,115
Kosmos Energy, Ltd. (A)	685,405	4,736,149
Occidental Petroleum Corp.	114,600	8,591,562
Phillips 66	89,400	9,154,560
Vermilion Energy, Inc. (B)	166,300	6,286,140
Financials 26.2%		171,220,604
Banks 12.0%
Bank of America Corp.	483,400	15,468,800
Citigroup, Inc.	225,400	17,689,392
JPMorgan Chase & Co.	150,200	17,373,634
KeyCorp	299,900	6,417,860
The PNC Financial Services Group, Inc.	69,000	10,903,380
Wells Fargo & Company	166,200	10,932,636
Capital markets 3.2%
E*TRADE Financial Corp. (A)	188,267	9,921,671
State Street Corp.	101,900	11,226,323
2	JOHN HANCOCK Value Equity Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 4.8%
American Express Company	105,600	$10,496,640
Capital One Financial Corp.	26,300	2,734,148
Navient Corp.	428,300	6,103,275
SLM Corp. (A)	1,044,600	11,950,224
Diversified financial services 1.6%
Berkshire Hathaway, Inc., Class B (A)	48,600	10,418,868
Insurance 4.1%
American International Group, Inc.	91,100	5,823,112
FNF Group	153,500	5,983,430
Willis Towers Watson PLC	48,500	7,782,795
XL Group, Ltd.	189,000	6,962,760
Thrifts and mortgage finance 0.5%
New York Community Bancorp, Inc.	214,100	3,031,656
Health care 13.9%		90,421,835
Health care equipment and supplies 1.4%
Medtronic PLC	108,200	9,293,298
Health care providers and services 7.7%
Anthem, Inc.	52,100	12,912,985
Cardinal Health, Inc.	96,300	6,913,377
Cigna Corp.	48,800	10,167,480
Express Scripts Holding Company (A)	96,700	7,656,706
UnitedHealth Group, Inc.	51,750	12,253,365
Pharmaceuticals 4.8%
Johnson & Johnson	42,926	5,931,944
Merck & Company, Inc.	129,100	7,649,175
Pfizer, Inc.	248,200	9,193,328
Sanofi, ADR	105,800	4,647,794
Teva Pharmaceutical Industries, Ltd., ADR (B)	186,300	3,802,383
Industrials 11.9%		77,743,749
Aerospace and defense 4.5%
General Dynamics Corp.	29,500	6,563,160
Spirit AeroSystems Holdings, Inc., Class A	120,560	12,340,522
United Technologies Corp.	74,510	10,283,125
Building products 2.6%
Johnson Controls International PLC	200,432	7,842,904
Owens Corning	99,900	9,287,703
Industrial conglomerates 1.5%
General Electric Company	588,000	9,507,960
Machinery 1.4%
Stanley Black & Decker, Inc.	56,750	9,433,553
Professional services 0.8%
Nielsen Holdings PLC	136,600	5,110,206
Road and rail 1.1%
AMERCO	20,200	7,374,616
Information technology 12.8%		83,887,780
IT services 0.4%
Black Knight, Inc. (A)	50,003	2,475,149
Semiconductors and semiconductor equipment 6.3%
Broadcom, Ltd.	23,400	5,803,901
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK VALUE EQUITY FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Microchip Technology, Inc.	118,900	$11,321,658
QUALCOMM, Inc.	161,361	11,012,888
Texas Instruments, Inc.	84,300	9,245,181
Versum Materials, Inc.	108,900	4,007,520
Software 4.7%
Micro Focus International PLC, ADR	332,216	10,046,212
Microsoft Corp.	114,200	10,850,142
Oracle Corp.	187,100	9,652,489
Technology hardware, storage and peripherals 1.4%
Hewlett Packard Enterprise Company	577,600	9,472,640
Materials 5.8%		37,595,751
Chemicals 5.8%
Air Products & Chemicals, Inc.	60,300	10,152,711
Celanese Corp., Series A	87,200	9,431,552
DowDuPont, Inc.	140,637	10,629,344
LyondellBasell Industries NV, Class A	61,600	7,382,144
Telecommunication services 1.3%		8,624,165
Diversified telecommunication services 1.3%
Verizon Communications, Inc.	159,500	8,624,165

	Yield (%)	Shares	Value
Securities lending collateral 3.2%			$20,751,067
(Cost $20,749,838)
John Hancock Collateral Trust (C)	1.4720(D)	2,074,049	20,751,067
Short-term investments 0.2%			$1,188,683
(Cost $1,188,683)
Money market funds 0.2%			1,188,683
State Street Institutional Treasury Money Market Fund, Premier Class	1.2328(D)	1,188,683	1,188,683

Total investments (Cost $528,724,152) 103.4%	$675,354,528
Other assets and liabilities, net (3.4%)	(22,097,214)
Total net assets 100.0%	$653,257,314

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $20,240,088.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 1-31-18.
The fund had the following country composition as a percentage of net assets on 1-31-18:
United States	89.6%
United Kingdom	5.6%
Ireland	1.4%
Bermuda	1.1%
Canada	1.0%
Other countries	1.3%
TOTAL	100.0%
4	JOHN HANCOCK Value Equity Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	454Q1	01/18
This report is for the information of the shareholders of John Hancock Value Equity Fund.		3/18

John Hancock

Disciplined Value International Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 93.9%		$1,015,498,473
(Cost $896,023,639)
Australia 1.0%		10,912,401
BHP Billiton, Ltd.	219,250	5,361,787
Syrah Resources, Ltd. (A)(B)	1,761,528	5,550,614
Belgium 0.7%		7,459,169
Ageas	141,076	7,459,169
Bermuda 0.9%		9,445,699
Everest Re Group, Ltd.	41,104	9,445,699
Canada 1.4%		15,562,184
Husky Energy, Inc. (A)	709,466	10,399,733
Nutrien, Ltd. (A)	98,633	5,162,451
China 1.4%		15,208,973
NetEase, Inc., ADR	9,729	3,114,837
PICC Property & Casualty Company, Ltd., H Shares	3,958,000	8,188,213
Vipshop Holdings, Ltd., ADR (A)	236,293	3,905,923
Denmark 1.4%		15,567,676
Novo Nordisk A/S, B Shares	280,507	15,567,676
France 12.7%		137,552,771
Atos SE	118,108	18,626,357
AXA SA	581,691	19,130,319
Bollore SA	1,071,009	6,217,893
Capgemini SE	111,417	14,789,528
Elis SA	121,667	3,399,265
LISI	70,726	3,407,918
Sanofi	109,201	9,637,163
Schneider Electric SE (A)	149,029	13,963,611
Sopra Steria Group	57,694	11,708,724
Teleperformance	45,175	6,846,436
TOTAL SA	372,226	21,581,633
Vinci SA	76,277	8,243,924
Germany 7.9%		85,411,473
Allianz SE	46,466	11,752,469
Bayer AG	53,585	7,021,634
Daimler AG	91,063	8,340,159
E.ON SE	957,446	10,063,781
Fresenius SE & Company KGaA	114,068	9,983,970
Henkel AG & Company KGaA	44,887	5,618,713
Muenchener Rueckversicherungs-Gesellschaft AG	41,808	9,836,024
Norma Group SE	129,502	10,200,299
Siemens AG	82,965	12,594,424
Hong Kong 3.1%		33,758,969
CK Hutchison Holdings, Ltd.	711,912	9,602,608
NewOcean Energy Holdings, Ltd. (A)	4,728,000	1,192,650
WH Group, Ltd. (C)	18,573,000	22,963,711
India 0.4%		4,058,538
Videocon d2h, Ltd., ADR (A)	467,843	4,058,538
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Indonesia 0.8%		$8,464,341
Bank Rakyat Indonesia Persero Tbk PT	30,607,000	8,464,341
Ireland 1.4%		15,142,364
CRH PLC	407,654	15,142,364
Japan 22.7%		245,151,390
Aisin Seiki Company, Ltd.	112,000	6,555,538
Alps Electric Company, Ltd.	444,700	12,850,753
Amano Corp.	309,600	8,414,194
Asahi Group Holdings, Ltd.	102,700	5,188,659
Coca-Cola Bottlers Japan Holdings, Inc.	172,700	6,118,093
Ebara Corp.	128,000	5,254,197
Fuji Electric Company, Ltd.	2,257,000	18,634,104
Haseko Corp.	406,600	6,358,454
Inpex Corp.	703,500	9,174,716
KDDI Corp.	288,900	7,331,787
KH Neochem Company, Ltd.	158,800	4,640,700
Kinden Corp.	315,100	5,273,640
Kirin Holdings Company, Ltd.	213,200	5,340,686
KYB Corp.	69,200	4,512,930
Matsumotokiyoshi Holdings Company, Ltd.	134,000	5,505,635
Mitsubishi Electric Corp.	484,900	8,924,164
Mitsubishi UFJ Financial Group, Inc.	557,700	4,216,974
Nippon Telegraph & Telephone Corp.	109,200	5,229,007
Nippon Television Holdings, Inc.	47,100	829,486
Nomura Holdings, Inc.	1,508,900	9,850,776
Resona Holdings, Inc.	1,351,700	8,185,779
Sanwa Holdings Corp.	759,400	10,549,927
Seven & i Holdings Company, Ltd.	204,300	8,429,372
SUMCO Corp.	194,500	5,293,570
Sumitomo Electric Industries, Ltd.	752,300	12,875,716
Sumitomo Osaka Cement Company, Ltd.	1,508,000	7,099,322
Suzuki Motor Corp.	165,100	9,482,523
Tokio Marine Holdings, Inc.	314,600	14,874,879
Tokuyama Corp.	240,900	7,669,772
Yahoo Japan Corp.	1,739,900	8,392,187
Zenkoku Hosho Company, Ltd.	258,000	12,093,850
Luxembourg 0.5%		5,503,751
Ternium SA, ADR	161,353	5,503,751
Malta 0.0%		3
BGP Holdings PLC (A)(D)	2,714,128	3
Mexico 1.7%		18,329,491
Alpek SAB de CV	5,338,461	7,718,672
Cemex SAB de CV, ADR (A)	1,279,954	10,610,819
Netherlands 3.2%		35,047,921
Koninklijke Ahold Delhaize NV	169,140	3,778,585
Royal Dutch Shell PLC, A Shares	891,915	31,269,336
Norway 0.9%		9,502,560
DNB ASA	467,525	9,502,560
Russia 0.5%		5,926,783
Sberbank of Russia PJSC, ADR	286,854	5,805,925
Sberbank of Russia PJSC, ADR	5,997	120,858
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
South Korea 3.7%		$40,044,668
BNK Financial Group, Inc.	602,470	5,974,574
KT Corp., ADR	346,761	5,184,077
LG Chem, Ltd.	12,961	5,242,334
LG Uplus Corp.	733,817	9,822,568
NAVER Corp.	7,187	6,121,957
Samsung Electronics Company, Ltd.	3,294	7,699,158
Switzerland 6.9%		74,163,273
ABB, Ltd.	503,242	14,026,747
Glencore PLC (A)	1,909,009	10,941,281
Roche Holding AG	91,213	22,536,368
Swiss Re AG	157,336	15,518,583
UBS Group AG (A)	274,405	5,570,257
UBS Group AG (A)(B)	274,116	5,570,037
Taiwan 0.8%		8,252,579
Hon Hai Precision Industry Company, Ltd.	2,617,700	8,252,579
United Kingdom 16.9%		182,996,785
Aviva PLC	2,141,009	15,619,556
BAE Systems PLC	713,824	6,022,582
Cairn Energy PLC (A)	1,982,675	5,833,473
Coca-Cola European Partners PLC	198,285	7,963,124
ConvaTec Group PLC (C)	2,070,747	5,943,356
Direct Line Insurance Group PLC	2,330,934	12,220,647
Equiniti Group PLC (C)	2,795,749	10,767,226
GlaxoSmithKline PLC	548,413	10,208,202
Ibstock PLC (C)	1,465,168	5,351,485
Imperial Brands PLC	101,301	4,168,884
Lloyds Banking Group PLC	17,683,298	17,471,063
Micro Focus International PLC	156,331	4,778,880
Nomad Foods, Ltd. (A)	1,048,473	17,865,980
RPC Group PLC	888,198	10,730,436
Smiths Group PLC	423,689	9,621,987
The Royal Bank of Scotland Group PLC (A)	1,076,308	4,402,544
Tullow Oil PLC (A)	1,888,472	5,373,769
Vodafone Group PLC	6,650,811	21,201,677
WPP PLC	411,481	7,451,914
United States 3.0%		32,034,711
Flex, Ltd. (A)	1,187,280	21,382,913

Trinseo SA	129,191	10,651,798
Preferred securities 2.0%		$21,415,111
(Cost $16,074,152)
Germany 1.4%		14,989,974
Volkswagen AG	68,166	14,989,974
South Korea 0.6%		6,425,137
Samsung Electronics Company, Ltd.	3,251	6,425,137

	Yield (%)	Shares	Value
Securities lending collateral 0.6%			$6,052,825
(Cost $6,052,873)
John Hancock Collateral Trust (E)	1.4720(F)	604,974	6,052,825
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 3.3%			$36,299,025
(Cost $36,299,025)
Money market funds 3.3%			36,299,025
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.2490(F)	36,299,025	36,299,025
Total investments (Cost $954,449,689) 99.8%			$1,079,265,434
Other assets and liabilities, net 0.2%			2,050,086
Total net assets 100.0%			$1,081,315,520

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $5,782,801.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 1-31-18.
The fund had the following sector composition as a percentage of net assets on 1-31-18:

Financials	20.3%
Industrials	14.1%
Information technology	13.9%
Materials	10.8%
Consumer staples	8.6%
Energy	7.7%
Health care	7.5%
Consumer discretionary	7.5%
Telecommunication services	4.6%
Utilities	0.9%
Real estate	0.0%
Short-term investments and other	4.1%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2018, by major security category or type:

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$10,912,401	—	$10,912,401	—
Belgium	7,459,169	—	7,459,169	—
Bermuda	9,445,699	$9,445,699	—	—
Canada	15,562,184	15,562,184	—	—
China	15,208,973	7,020,760	8,188,213	—
Denmark	15,567,676	—	15,567,676	—
France	137,552,771	—	137,552,771	—
Germany	85,411,473	—	85,411,473	—
Hong Kong	33,758,969	—	33,758,969	—
India	4,058,538	4,058,538	—	—
Indonesia	8,464,341	—	8,464,341	—
Ireland	15,142,364	—	15,142,364	—
Japan	245,151,390	—	245,151,390	—
Luxembourg	5,503,751	5,503,751	—	—
Malta	3	—	—	$3
Mexico	18,329,491	18,329,491	—	—
Netherlands	35,047,921	—	35,047,921	—
Norway	9,502,560	—	9,502,560	—

       6

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Russia	5,926,783	5,805,925	120,858	—
South Korea	40,044,668	5,184,077	34,860,591	—
Switzerland	74,163,273	5,570,037	68,593,236	—
Taiwan	8,252,579	—	8,252,579	—
United Kingdom	182,996,785	25,829,104	157,167,681	—
United States	32,034,711	32,034,711	—	—
Preferred securities	21,415,111	—	21,415,111	—
Securities lending collateral	6,052,825	6,052,825	—	—
Short-term investments	36,299,025	36,299,025	—	—
Total investments in securities	$1,079,265,434	$176,696,127	$902,569,304	$3

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	455Q1	01/18
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund.		3/18

John Hancock

Emerging Markets Equity Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 92.6%		$1,057,680,950
(Cost $754,591,810)
Argentina 1.2%		13,579,642
YPF SA, ADR	562,304	13,579,642
Brazil 7.9%		89,815,146
Ambev SA, ADR	2,346,647	16,121,465
B3 SA - Brasil Bolsa Balcao	1,705,100	13,967,946
Klabin SA	2,286,600	12,787,739
Kroton Educacional SA	2,488,900	12,671,380
Odontoprev SA	3,121,800	16,297,096
Vale SA, ADR	1,372,767	17,969,520
China 27.3%		312,477,672
3SBio, Inc. (A)(B)	5,094,000	10,396,121
Alibaba Group Holding, Ltd., ADR (B)	187,225	38,248,195
Anhui Conch Cement Company, Ltd., H Shares	2,018,000	11,072,430
Baidu, Inc., ADR (B)	132,770	32,783,568
Bank of China, Ltd., H Shares	31,719,000	19,010,292
Beijing Capital International Airport Company, Ltd., H Shares	4,752,000	7,214,967
China Construction Bank Corp., H Shares	24,204,000	27,787,925
CNOOC, Ltd.	9,714,000	15,269,075
Ctrip.com International, Ltd., ADR (B)	291,008	13,613,354
Dali Foods Group Company, Ltd. (A)	14,887,500	14,594,580
PetroChina Company, Ltd., H Shares	14,872,000	11,737,090
Ping An Insurance Group Company of China, Ltd., H Shares	4,097,500	48,260,316
Sinopharm Group Company, Ltd., H Shares	2,572,000	11,334,573
Tencent Holdings, Ltd.	326,200	19,274,325
Wuxi Biologics Cayman, Inc. (A)(B)	1,949,000	13,394,307
Yum China Holdings, Inc.	398,503	18,486,554
Czech Republic 1.2%		13,975,767
Komercni banka AS	304,321	13,975,767
Greece 0.5%		5,105,588
Alpha Bank AE (B)	2,098,366	5,105,588
Hong Kong 4.3%		49,620,624
AIA Group, Ltd.	3,789,200	32,365,471
Hong Kong Exchanges & Clearing, Ltd.	310,891	11,728,582
Pacific Basin Shipping, Ltd. (B)	23,857,000	5,526,571
India 10.2%		116,652,884
HDFC Bank, Ltd.	415,011	13,469,907
Housing Development Finance Corp., Ltd.	582,745	17,901,870
ICICI Bank, Ltd.	2,436,840	13,488,896
ICICI Bank, Ltd., ADR	754,478	8,284,168
ITC, Ltd.	3,607,708	15,373,533
Reliance Industries, Ltd.	1,789,465	27,020,275
UltraTech Cement, Ltd.	209,351	14,385,788
Vakrangee, Ltd.	1,173,887	6,728,447
Indonesia 3.8%		43,677,341
Astra International Tbk PT	21,602,100	13,700,268
Bank Rakyat Indonesia Persero Tbk PT	47,823,200	13,225,467
Matahari Department Store Tbk PT	9,588,200	7,966,906
Telekomunikasi Indonesia Persero Tbk PT	29,479,000	8,784,700
2	JOHN HANCOCK Emerging Markets Equity Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Macau 1.5%		$17,297,968
Sands China, Ltd.	2,910,800	17,297,968
Mexico 3.1%		35,090,164
Cemex SAB de CV (B)	18,542,200	15,432,116
Fomento Economico Mexicano SAB de CV	842,000	8,220,151
Grupo Financiero Banorte SAB de CV, Series O	1,785,900	11,437,897
Peru 1.5%		17,463,512
Credicorp, Ltd.	75,394	17,463,512
Russia 4.9%		56,109,792
Mail.Ru Group, Ltd., GDR (B)	253,756	8,332,287
Sberbank of Russia PJSC, ADR	1,916,298	38,785,872
Yandex NV, Class A (B)	232,162	8,991,633
South Africa 6.9%		78,267,155
Mondi PLC	560,471	14,938,304
Naspers, Ltd., N Shares	187,391	53,368,096
Shoprite Holdings, Ltd.	478,518	9,960,755
South Korea 6.3%		71,668,516
Hana Financial Group, Inc.	377,166	18,379,269
LG Household & Health Care, Ltd.	19,784	21,787,901
NAVER Corp.	21,307	18,149,520
SK Hynix, Inc.	194,506	13,351,826
Taiwan 7.4%		84,003,046
Advanced Semiconductor Engineering, Inc.	9,460,000	13,424,040
Delta Electronics, Inc.	1,152,000	5,806,472
Land Mark Optoelectronics Corp.	622,000	7,874,971
Taiwan Semiconductor Manufacturing Company, Ltd.	2,529,000	22,101,703
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	767,951	34,795,860
Thailand 1.1%		12,922,569
Kasikornbank PCL, Foreign Shares	1,753,400	12,922,569
United Kingdom 2.4%		26,950,359
Rio Tinto PLC	484,170	26,950,359
United States 1.1%		13,003,205

Samsonite International SA	3,008,700	13,003,205
Preferred securities 6.4%		$73,416,165
(Cost $37,015,754)
Brazil 2.0%		22,898,482
Itau Unibanco Holding SA	1,395,373	22,898,482
South Korea 4.4%		50,517,683
Samsung Electronics Company, Ltd.	25,561	50,517,683

	Yield (%)	Shares	Value
Short-term investments 0.9%			$10,767,431
(Cost $10,767,431)
Money market funds 0.9%			10,767,431
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.1686(C)	10,767,431	10,767,431
Total investments (Cost $802,374,995) 99.9%			$1,141,864,546
Other assets and liabilities, net 0.1%			960,251
Total net assets 100.0%			$1,142,824,797

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Equity Fund	3

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 1-31-18.
The fund had the following sector composition as a percentage of net assets on 1-31-18:

Financials	31.4%
Information technology	24.6%
Consumer discretionary	13.1%
Materials	10.0%
Consumer staples	7.5%
Energy	5.9%
Health care	4.6%
Industrials	1.1%
Telecommunication services	0.8%
Short-term investments and other	1.0%
TOTAL	100.0%
4	JOHN HANCOCK Emerging Markets Equity Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2018, by major security category or type:

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Argentina	$13,579,642	$13,579,642	—	—
Brazil	89,815,146	34,090,985	$55,724,161	—
China	312,477,672	103,131,671	209,346,001	—
Czech Republic	13,975,767	—	13,975,767	—
Greece	5,105,588	—	5,105,588	—
Hong Kong	49,620,624	—	49,620,624	—
India	116,652,884	8,284,168	108,368,716	—
Indonesia	43,677,341	—	43,677,341	—
Macau	17,297,968	—	17,297,968	—
Mexico	35,090,164	35,090,164	—	—
Peru	17,463,512	17,463,512	—	—
Russia	56,109,792	47,777,505	8,332,287	—
South Africa	78,267,155	—	78,267,155	—
South Korea	71,668,516	—	71,668,516	—
Taiwan	84,003,046	34,795,860	49,207,186	—
Thailand	12,922,569	—	12,922,569	—
United Kingdom	26,950,359	—	26,950,359	—
United States	13,003,205	—	13,003,205	—
Preferred securities	73,416,165	—	73,416,165	—

       5

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Short-term investments	10,767,431	10,767,431	—	—
Total investments in securities	$1,141,864,546	$304,980,938	$836,883,608	—

Securities with market value of approximately $71,408,799 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	456Q1	01/18
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund.		3/18

John Hancock

Global Focused Strategies Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 21.2%		$10,221,327
(Cost $8,446,559)
Argentina 2.7%		1,277,774
Adecoagro SA (A)	4,401	42,646
Banco Macro SA, ADR	1,047	113,641
BBVA Banco Frances SA, ADR	4,924	124,528
Grupo Financiero Galicia SA, ADR	2,211	154,328
Grupo Supervielle SA, ADR	1,472	47,060
IRSA Inversiones y Representaciones SA, ADR	1,501	43,109
MercadoLibre, Inc.	726	281,035
Pampa Energia SA, ADR (A)	980	69,090
Petrobras Argentina SA, ADR (A)	3,292	46,088
Telecom Argentina SA, ADR	3,429	128,107
Transportadora de Gas del Sur SA (A)	1,741	39,869
YPF SA, ADR	7,796	188,273
Belgium 0.1%		38,749
Proximus SADP	1,149	38,749
Finland 0.3%		116,991
Elisa OYJ	1,133	48,225
Fortum OYJ	3,171	68,766
France 1.6%		783,702
Danone SA	3,437	295,812
Engie SA	8,505	147,683
Orange SA	12,765	230,661
Suez	2,289	34,121
Veolia Environnement SA	2,992	75,425
Germany 1.4%		658,775
Deutsche Telekom AG	12,154	213,183
E.ON SE	10,343	108,717
Freenet AG	1,106	42,411
Innogy SE (B)	906	34,540
RWE AG	2,272	45,568
Suedzucker AG	4,300	81,948
Symrise AG	1,580	132,408
Ireland 0.5%		242,341
Glanbia PLC	4,830	82,606
Kerry Group PLC, Class A	1,499	159,735
Italy 0.9%		453,177
Enel SpA	39,153	248,913
Snam SpA	15,195	73,913
Telecom Italia SpA (A)	87,750	78,964
Terna Rete Elettrica Nazionale SpA	8,530	51,387
Luxembourg 0.1%		52,574
Globant SA (A)	1,157	52,574
Netherlands 0.9%		422,866
Altice NV, Class A (A)	2,966	31,808
Heineken NV	2,750	309,072
Koninklijke KPN NV	23,396	81,986
2	JOHN HANCOCK Global Focused Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Norway 0.2%		$114,042
Orkla ASA	10,959	114,042
Portugal 0.1%		54,175
EDP - Energias de Portugal SA	15,440	54,175
Russia 3.0%		1,461,224
Lenta, Ltd. (A)	20,479	143,573
LUKOIL PJSC, ADR	3,996	264,034
Magnit PJSC, GDR	5,174	116,121
Mail.Ru Group, Ltd., GDR (A)	3,977	130,588
RusHydro PJSC, ADR	100,572	124,865
Sberbank of Russia PJSC, ADR	14,936	302,305
VTB Bank PJSC, GDR	98,551	186,553
Yandex NV, Class A (A)	4,988	193,185
Spain 1.3%		635,231
Enagas SA	1,569	42,742
Endesa SA	2,049	45,995
Gas Natural SDG SA	1,994	46,105
Iberdrola SA	28,365	230,882
Red Electrica Corp. SA	2,573	54,271
Telefonica SA	20,981	215,236
Switzerland 1.7%		790,898
Chocoladefabriken Lindt & Spruengli AG	2	149,483
Givaudan SA	73	175,730
Nestle SA	5,391	465,685
United Kingdom 0.9%		453,295
Unilever NV	7,853	453,295
United States 5.4%		2,620,567
Bank of America Corp.	12,504	400,128
BB&T Corp.	2,160	119,210
Citigroup, Inc.	4,712	369,798
Comerica, Inc.	565	53,799
Fifth Third Bancorp	2,322	76,858
Huntington Bancshares, Inc.	2,442	39,512
JPMorgan Chase & Co.	3,409	394,319
KeyCorp	3,720	79,608
M&T Bank Corp.	349	66,582
People's United Financial, Inc.	1,836	36,114
Regions Financial Corp.	4,268	82,074
SunTrust Banks, Inc.	1,346	95,162
The PNC Financial Services Group, Inc.	1,097	173,348
U.S. Bancorp	3,013	172,163
Wells Fargo & Company	6,239	410,401
Zions Bancorporation	953	51,491
Uruguay 0.1%		44,946
Arcos Dorados Holdings, Inc., Class A (A)	4,385	44,946

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Focused Strategies Fund	3

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 4.5%					$2,149,594
(Cost $2,105,164)
United States 4.5%					2,149,594
U.S. Treasury Treasury Inflation Protected Security	1.375	02-15-44		1,785,800	2,149,594
Corporate bonds 5.0%					$2,420,642
(Cost $2,172,724)
Belgium 0.7%					354,645
KBC Group NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate + 4.759%) (C)	5.625	03-19-19	EUR	274,000	354,645
Denmark 0.4%					212,478
Danske Bank A/S (6.125% to 3-28-24, then 7 Year U.S. Swap Rate + 3.896%) (C)	6.125	03-28-24		200,000	212,478
France 1.4%					660,456
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%)	8.125	09-19-33		200,000	206,288
Societe Generale SA (6.750% to 4-7-21, then 5 Year Euro Swap Rate + 5.538%) (C)	6.750	04-07-21	EUR	174,000	246,005
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (C)	8.250	11-29-18		200,000	208,163
Germany 0.6%					273,085
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (C)	7.625	04-30-20	EUR	200,000	273,085
Italy 0.6%					278,037
Intesa Sanpaolo SpA (7.000% to 1-19-21, then 5 Year Euro Swap Rate + 6.884%) (C)	7.000	01-19-21	EUR	200,000	278,037
Switzerland 0.9%					418,691
Credit Suisse Group AG (7.125% to 7-29-22, then 5 Year U.S. Swap Rate + 5.108%) (C)	7.125	07-29-22		200,000	217,750
UBS AG (4.750% to 5-22-18, then 5 Year U.S. Swap Rate + 3.765%)	4.750	05-22-23		200,000	200,941
United Kingdom 0.4%					223,250
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (C)	8.625	08-15-21		200,000	223,250

	Contracts/Notional amount	Value
Purchased options 3.5%		$1,684,220
(Cost $1,328,132)
Calls 2.4%		1,155,914
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 2.740% and pay a floating rate based on 3-month LIBOR (Expiration Date: 10-12-27; Strike Rate: 2.740%; Counterparty: Morgan Stanley & Company, Inc.) (A)(D)	5,340,000	438,099
Over the Counter Option on Euro STOXX Banks Index (Expiration Date: 3-19-18; Strike Price: EUR 133.76; Counterparty: JPMorgan Chase & Co.) (A)(D)	4,580	48,963
Over the Counter Option on Euro STOXX Banks Index (Expiration Date: 3-19-18; Strike Price: EUR 134.36; Counterparty: Morgan Stanley & Company, Inc.) (A)(D)	3,435	34,776
Over the Counter Option on Euro STOXX Banks Index (Expiration Date: 3-19-18; Strike Price: EUR 135.08; Counterparty: Morgan Stanley & Company, Inc.) (A)(D)	3,435	32,486
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-14-18; Strike Price: KRW 310.00; Counterparty: Societe Generale Paris) (A)(D)	12,754,015	417,569
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-14-18; Strike Price: KRW 330.00; Counterparty: Societe Generale Paris) (A)(D)	9,000,000	184,021
Puts 1.1%		528,306
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.740% (Expiration Date: 10-12-27; Strike Rate: 2.740%; Counterparty: Morgan Stanley & Company, Inc.) (A)(D)	5,340,000	528,306

4	JOHN HANCOCK Global Focused Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 66.5%				$32,056,112
(Cost $32,054,467)
Certificate of deposit 15.6%				7,497,792
Bank of Montreal	1.560	02-23-18	1,000,000	1,000,190
Credit Suisse First Boston	1.548	04-27-18	1,000,000	996,318
Danske Bank A/S	1.420	02-01-18	1,000,000	1,000,010
Danske Bank A/S	1.790	05-02-18	1,000,000	1,000,000
ING Bank NV	1.400	02-20-18	1,000,000	999,923
Natixis SA	1.610	03-15-18	1,000,000	1,002,365
Standard Chartered PLC	1.430	02-21-18	1,000,000	999,105
The Toronto-Dominion Bank	1.760	05-16-18	500,000	499,881
Commercial paper 9.3%				4,497,997
Agence Centrale Organismes	1.455	02-05-18	1,000,000	999,773
Bank Nederlandse Gemeenten NV	1.508	02-08-18	1,000,000	999,660
Dekabank Deutsche Girozentrale	1.544	02-09-18	1,000,000	999,583
Nationwide Building Society	1.430	02-14-18	1,000,000	999,403
UBS Group AG	1.516	02-20-18	500,000	499,578
Time deposits 8.8%				4,240,555
BNP Paribas SA	1.420	02-01-18	1,774,460	1,774,460
KBC Bank NV	1.400	02-01-18	1,609,316	1,609,316
Societe Generale	1.250	02-01-18	856,779	856,779
U.S. Government 23.8%				11,480,229
U.S. Treasury Bill	1.145	02-01-18	2,500,000	2,500,000
U.S. Treasury Bill	1.193	02-08-18	2,000,000	1,999,530
U.S. Treasury Bill	1.397	04-12-18	4,500,000	4,488,078
U.S. Treasury Bill (E)	1.416	04-19-18	2,500,000	2,492,621

	Yield (%)	Shares	Value
Money market funds 9.0%			4,339,539
Federated Government Obligations Fund, Institutional Class	1.1757(F)	4,339,539	4,339,539
Total investments (Cost $46,107,046) 100.7%			$48,531,895
Other assets and liabilities, net (0.7%)			(314,213)
Total net assets 100.0%			$48,217,682

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
KRW	Korean Won

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	For this type of option, notional amounts are equivalent to number of contracts.
(E)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(F)	The rate shown is the annualized seven-day yield as of 1-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 1-31-18:
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Focused Strategies Fund	5

Financials	12.3%
Consumer staples	4.9%
U.S. Government	4.5%
Purchased options	3.5%
Utilities	3.0%
Telecommunication services	2.3%
Information technology	1.4%
Energy	1.3%
Materials	0.7%
Consumer discretionary	0.2%
Real estate	0.1%
Short-term investments and other	65.8%
TOTAL	100.0%
6	JOHN HANCOCK Global Focused Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Dividend Futures	154	Long	Dec 2019	$2,178,723	$2,462,654	$283,931
Euro STOXX 50 Index Dividend Futures	125	Long	Dec 2020	1,718,006	2,009,771	291,765
Euro STOXX 50 Index Futures	59	Long	Mar 2018	2,618,794	2,638,533	19,739
FTSE 100 Index Futures	24	Long	Mar 2018	2,514,248	2,546,188	31,940
S&P 500 Index E-Mini Futures	41	Long	Mar 2018	5,635,729	5,792,788	157,059
SGX Nifty 50 Index Futures	68	Long	Feb 2018	1,503,785	1,501,728	(2,057)
STOXX Europe 600 Index Futures	64	Long	Mar 2018	1,541,844	1,562,972	21,128
VSTOXX Index Futures	296	Long	Feb 2018	610,719	582,489	(28,230)
VSTOXX Index Futures	290	Long	Mar 2018	617,722	543,678	(74,044)
CBOE Volatility Index Futures	42	Short	Feb 2018	(584,957)	(565,950)	19,007
CBOE Volatility Index Futures	40	Short	Mar 2018	(587,678)	(547,000)	40,678
Euro-BTP Italian Government Bond Futures	35	Short	Mar 2018	(6,051,475)	(5,908,944)	142,531
Russell 2000 Mini Index Futures	30	Short	Mar 2018	(2,342,476)	(2,364,000)	(21,524)
						$881,923
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	2,904,200	USD	154,891	Citigroup	3/20/2018	—	$(10,215)
ARS	2,171,500	USD	109,285	Citigroup	4/17/2018	—	(2,622)
BRL	700,000	USD	222,046	Deutsche Bank AG	3/7/2018	—	(3,072)
BRL	5,070,400	USD	1,537,976	HSBC	3/7/2018	$48,149	—
BRL	2,708,700	USD	818,338	HSBC	3/20/2018	27,881	—
COP	989,200,000	USD	325,181	Deutsche Bank AG	3/20/2018	22,400	—
COP	847,150,000	USD	290,040	Citigroup	4/17/2018	7,019	—
CZK	3,638,800	USD	168,504	BNP Paribas SA	3/20/2018	10,684	—
EUR	217,000	USD	259,892	Merrill Lynch	2/22/2018	9,841	—
HUF	29,000,000	USD	110,749	JPMorgan Chase & Co.	2/22/2018	5,386	—
HUF	121,385,000	USD	458,676	BNP Paribas SA	3/20/2018	28,241	—
IDR	20,284,000,000	USD	1,486,036	BNP Paribas SA	3/7/2018	25,650	—
IDR	15,393,500,000	USD	1,126,986	Merrill Lynch	3/20/2018	19,106	—
INR	26,340,000	USD	400,858	Merrill Lynch	3/20/2018	10,913	—
JPY	268,300,000	USD	2,393,826	Morgan Stanley & Company, Inc.	3/14/2018	69,090	—
KRW	198,000,000	USD	182,724	HSBC	3/7/2018	2,777	—
MXN	12,264,500	USD	632,239	Merrill Lynch	3/20/2018	21,917	—
MXN	3,976,000	USD	202,621	Citigroup	4/17/2018	8,443	—
MYR	1,414,350	USD	343,039	Citigroup	3/20/2018	19,158	—
PEN	493,600	USD	151,784	HSBC	3/20/2018	1,417	—
PEN	442,100	USD	136,831	Citigroup	4/17/2018	237	—
RON	1,506,450	USD	379,300	BNP Paribas SA	3/20/2018	23,057	—
RUB	32,489,000	USD	536,942	JPMorgan Chase & Co.	3/20/2018	37,754	—
SEK	31,080,000	EUR	3,176,220	Merrill Lynch	2/12/2018	848	—
THB	21,979,000	USD	674,409	Merrill Lynch	3/20/2018	28,089	—
TRY	1,457,350	USD	354,147	BNP Paribas SA	3/20/2018	28,666	—
USD	750,795	CHF	734,926	Royal Bank of Canada	2/22/2018	—	(39,922)
USD	5,037,812	EUR	4,228,524	BNP Paribas SA	2/22/2018	—	(218,281)
USD	4,844	EUR	3,887	JPMorgan Chase & Co.	2/22/2018	13	—
USD	119,661	EUR	100,000	JPMorgan Chase & Co.	2/22/2018	—	(4,640)
USD	755,857	EUR	640,000	BNP Paribas SA	3/20/2018	—	(41,096)
USD	2,076,331	EUR	1,720,000	Deutsche Bank AG	4/17/2018	—	(69,697)
USD	2,464,483	GBP	1,852,000	JPMorgan Chase & Co.	2/26/2018	—	(167,231)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Focused Strategies Fund	7

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,756,795	GBP	2,075,000	Morgan Stanley & Company, Inc.	3/20/2018	—	$(194,534)
USD	125,811	GBP	89,900	Merrill Lynch	4/12/2018	—	(2,181)
USD	110,457	HUF	29,000,000	JPMorgan Chase & Co.	2/22/2018	—	(5,678)
USD	1,485,681	IDR	20,284,000,000	BNP Paribas SA	3/7/2018	—	(26,005)
USD	73,111	JPY	8,200,000	Royal Bank of Canada	2/22/2018	—	(2,076)
USD	3,332,549	KRW	3,622,000,000	HSBC	3/7/2018	—	(60,809)
USD	114,637	NOK	940,937	JPMorgan Chase & Co.	2/22/2018	—	(7,489)
USD	1,214,287	RUB	72,010,000	HSBC	3/7/2018	—	(61,648)
ZAR	9,868,500	USD	685,428	Deutsche Bank AG	3/20/2018	$142,024	—
						$598,760	$(917,196)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
BNP Paribas SA	OMX Stockholm 30 Index	SEK	1,590.00	Feb 2018	4,090	4,090	$10,962	$(1,636)
BNP Paribas SA	S&P/ASX 200 Index	AUD	6,037.70	Mar 2018	166	166	6,542	(6,542)
Deutsche Bank AG	S&P 500 Index	USD	2,687.54	Feb 2018	293	293	7,032	(39,926)
Merrill Lynch	S&P 500 Index	USD	2,823.81	Mar 2018	282	282	10,772	(10,772)
Societe Generale Paris	OMX Stockholm 30 Index	SEK	1,600.00	Mar 2018	3,950	3,950	11,163	(11,163)
Societe Generale Paris	S&P/ASX 200 Index	AUD	6,088.10	Feb 2018	167	167	8,717	—
							$55,188	$(70,039)
Puts
BNP Paribas SA	OMX Stockholm 30 Index	SEK	1,590.00	Feb 2018	4,090	4,090	$11,572	—
BNP Paribas SA	S&P/ASX 200 Index	AUD	6,037.70	Mar 2018	166	166	11,307	$(11,307)
Deutsche Bank AG	S&P 500 Index	USD	2,687.54	Feb 2018	293	293	7,047	—
JPMorgan Chase & Co.	Euro STOXX Banks Price Index	EUR	133.76	Mar 2018	4,580	4,580	26,895	(8,942)
Merrill Lynch	S&P 500 Index	USD	2,823.81	Mar 2018	282	282	9,250	(9,250)
Morgan Stanley & Company, Inc.	Euro STOXX Banks Price Index	EUR	134.36	Mar 2018	3,435	3,435	21,525	(7,308)
Morgan Stanley & Company, Inc.	Euro STOXX Banks Price Index	EUR	135.08	Mar 2018	3,435	3,435	21,836	(8,094)
Societe Generale Paris	OMX Stockholm 30 Index	SEK	1,600.00	Mar 2018	3,950	3,950	11,675	(11,675)
Societe Generale Paris	S&P/ASX 200 Index	AUD	6,088.10	Feb 2018	167	167	6,340	(6,785)
							$127,447	$(63,361)
							$182,635	$(133,400)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	26,200,000	CAD	3 month CDOR	Fixed 1.843%	Semi-Annual	Semi-Annual	Dec 2019	—	$(116,012)	$(116,012)
Centrally cleared	167,000,000	SEK	Fixed -0.245%	3 month STIBOR	Annual	Quarterly	Dec 2019	—	29,836	29,836
Centrally cleared	34,300,000	AUD	6 month BBSW	Fixed 2.730%	Semi-Annual	Semi-Annual	Mar 2021	—	81,394	81,394
Centrally cleared	18,300,000	AUD	Fixed 2.730%	6 month BBSW	Semi-Annual	Semi-Annual	Mar 2021	$(117,223)	73,797	(43,426)
Centrally cleared	25,800,000	USD	3 month LIBOR	Fixed 2.105%	Semi-Annual	Quarterly	Apr 2021	—	(291,775)	(291,775)
Centrally cleared	10,500,000	USD	Fixed 2.305%	3 month LIBOR	Semi-Annual	Quarterly	Apr 2024	—	225,717	225,717
Centrally cleared	5,070,000	CAD	Fixed 2.235%	3 month CDOR	Semi-Annual	Semi-Annual	Dec 2027	—	142,596	142,596
Centrally cleared	31,500,000	SEK	3 month STIBOR	Fixed 1.048%	Annual	Quarterly	Dec 2027	—	(116,104)	(116,104)
Centrally cleared	736,000,000	JPY	6 month LIBOR	Fixed 0.243%	Semi-Annual	Semi-Annual	Sep 2028	—	(109,952)	(109,952)
Centrally cleared	68,700,000	JPY	6 month LIBOR	Fixed 0.300%	Semi-Annual	Semi-Annual	Dec 2028	—	(7,956)	(7,956)
Centrally cleared	539,000,000	JPY	6 month LIBOR	Fixed 0.380%	Semi-Annual	Semi-Annual	May 2029	—	(43,931)	(43,931)
8	JOHN HANCOCK Global Focused Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	373,000,000	JPY	Fixed 0.548%	6 month LIBOR	Semi-Annual	Semi-Annual	Sep 2038	—	$185,948	$185,948
Centrally cleared	37,300,000	JPY	Fixed 0.640%	6 month LIBOR	Semi-Annual	Semi-Annual	Dec 2038	—	13,589	13,589
Centrally cleared	281,000,000	JPY	Fixed 0.758%	6 month LIBOR	Semi-Annual	Semi-Annual	May 2039	—	60,708	60,708
Centrally cleared	1,550,000	EUR	Fixed 1.469%	6 month EURIBOR	Annual	Semi-Annual	Sep 2047	—	28,382	28,382
Centrally cleared	1,610,000	USD	Fixed 2.740%	3 month LIBOR	Semi-Annual	Quarterly	Oct 2047	—	27,167	27,167
Centrally cleared	488,000	USD	3 month LIBOR	Fixed 2.740%	Semi-Annual	Quarterly	Oct 2047	$(6,309)	(1,925)	(8,234)
								$(123,532)	$181,479	$57,947

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	ITRAXX.ASIA.S28.V1 5Y	4,575,000	USD	$ 4,575,000	1.000%	Quarterly	Dec 2022	$ (43,812)	$ (34,708)	$ (78,520)
				$4,575,000				$(43,812)	$(34,708)	$(78,520)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.IG.29.5Y	0.472%	6,847,000	USD	$ 6,847,000	1.000%	Quarterly	Dec 2022	$ 161,891	$ 11,770	$ 173,661
					$6,847,000				$161,891	$11,770	$173,661

Total return swaps
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Kingfisher PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	37,094	Sep 2018	BNP Paribas SA	—	$(924)	$(924)
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	76,710	Sep 2018	BNP Paribas SA	—	2,306	2,306
Pay	Tesco PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	58,223	Sep 2018	BNP Paribas SA	—	241	241
Pay	Campbell Soup Company	1 month USD LIBOR	Monthly	USD	158,825	Jun 2018	Goldman Sachs	—	(273)	(273)
Pay	Campbell Soup Company	1 month USD LIBOR	Monthly	USD	10,031	Jun 2018	Goldman Sachs	—	(17)	(17)
Pay	Conagra Brands, Inc.	1 month USD LIBOR	Monthly	USD	170,613	Jun 2018	Goldman Sachs	—	(6,582)	(6,582)
Pay	Conagra Brands, Inc.	1 month USD LIBOR	Monthly	USD	22,283	Jun 2018	Goldman Sachs	—	(860)	(860)
Pay	Flowers Foods, Inc.	1 month USD LIBOR	Monthly	USD	60,042	Jun 2018	Goldman Sachs	—	(2,515)	(2,515)
Pay	Flowers Foods, Inc.	1 month USD LIBOR	Monthly	USD	1,053	Jun 2018	Goldman Sachs	—	(44)	(44)
Pay	General Mills, Inc.	1 month USD LIBOR	Monthly	USD	338,602	Jun 2018	Goldman Sachs	—	(128)	(128)
Pay	General Mills, Inc.	1 month USD LIBOR	Monthly	USD	15,601	Jun 2018	Goldman Sachs	—	(6)	(6)
Pay	Hormel Foods Corp.	1 month USD LIBOR	Monthly	USD	190,196	Jun 2018	Goldman Sachs	—	2,260	2,260
Pay	J.M. Smucker Company	1 month USD LIBOR	Monthly	USD	159,849	Jun 2018	Goldman Sachs	—	(3,609)	(3,609)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Focused Strategies Fund	9

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	J.M. Smucker Company	1 month USD LIBOR	Monthly	USD	5,952	Jun 2018	Goldman Sachs	—	$(134)	$(134)
Pay	Kellogg Company	1 month USD LIBOR	Monthly	USD	238,043	Jun 2018	Goldman Sachs	—	(7,679)	(7,679)
Pay	Kellogg Company	1 month USD LIBOR	Monthly	USD	17,078	Jun 2018	Goldman Sachs	—	(551)	(551)
Pay	McCormick & Company	1 month USD LIBOR	Monthly	USD	139,881	Jun 2018	Goldman Sachs	—	(10,239)	(10,239)
Pay	McCormick & Company	1 month USD LIBOR	Monthly	USD	12,965	Jun 2018	Goldman Sachs	—	(949)	(949)
Pay	Mondelez International, Inc.	1 month USD LIBOR	Monthly	USD	441,464	Jun 2018	Goldman Sachs	—	(14,193)	(14,193)
Pay	Mondelez International, Inc.	1 month USD LIBOR	Monthly	USD	6,663	Jun 2018	Goldman Sachs	—	(214)	(214)
Pay	Pilgrim’s Pride Corp.	1 month USD LIBOR	Monthly	USD	94,784	Jun 2018	Goldman Sachs	—	6,370	6,370
Pay	The Hershey Company	1 month USD LIBOR	Monthly	USD	244,519	Jun 2018	Goldman Sachs	—	(4,448)	(4,448)
Pay	The Hershey Company	1 month USD LIBOR	Monthly	USD	14,511	Jun 2018	Goldman Sachs	—	(264)	(264)
Pay	J Sainsbury PLC	1 month GBP LIBOR	Monthly	GBP	130,633	Apr 2018	HSBC	—	3,768	3,768
Pay	Kingfisher PLC	1 month GBP LIBOR	Monthly	GBP	170,576	Apr 2018	HSBC	—	(2,079)	(2,079)
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR	Monthly	GBP	99,129	Apr 2018	HSBC	—	2,272	2,272
Pay	Tesco PLC	1 month GBP LIBOR	Monthly	GBP	160,957	Apr 2018	HSBC	—	794	794
Pay	Wm Morrison Supermarkets PLC	1 month GBP LIBOR	Monthly	GBP	164,784	Apr 2018	HSBC	—	6,985	6,985
Pay	Card Factory PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	11,387	Jul 2018	HSBC	—	23	23
Pay	Card Factory PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	6,460	Jul 2018	HSBC	—	13	13
Pay	Card Factory PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	6,101	Jul 2018	HSBC	—	13	13
Pay	Card Factory PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	51,812	Jul 2018	HSBC	—	25,299	25,299
Pay	Halfords Group PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	33,426	Jul 2018	HSBC	—	728	728
Pay	Halfords Group PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	11,688	Jul 2018	HSBC	—	255	255
Pay	Halfords Group PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	12,790	Jul 2018	HSBC	—	279	279
Pay	Halfords Group PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	30,890	Jul 2018	HSBC	—	1,746	1,746
Pay	J Sainsbury PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	34,733	Jul 2018	HSBC	—	(2,301)	(2,301)
Pay	Kingfisher PLC	1 month GBP LIBOR - 0.05%	Monthly	GBP	55,631	Jul 2018	HSBC	—	(801)	(801)
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.05%	Monthly	GBP	31,610	Jul 2018	HSBC	—	2,117	2,117
Pay	N. Brown Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	75,181	Jul 2018	HSBC	—	26,206	26,206
Pay	Next PLC	1 month GBP LIBOR - 0.05%	Monthly	GBP	263,475	Jul 2018	HSBC	—	(52,828)	(52,828)
Pay	Tesco PLC	1 month GBP LIBOR - 0.05%	Monthly	GBP	60,465	Jul 2018	HSBC	—	(177)	(177)
10	JOHN HANCOCK Global Focused Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Wm Morrison Supermarkets PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	23,652	Jul 2018	HSBC	—	$(454)	$(454)
Pay	Atresmedia Corp. de Medios de Comunicacion SA	1 month EURIBOR - 0.15%	Monthly	EUR	139,047	Jun 2018	Merrill Lynch	—	4,909	4,909
Pay	Atresmedia Corp. de Medios de Comunicacion SA	1 month EURIBOR - 0.15%	Monthly	EUR	9,272	Jun 2018	Merrill Lynch	—	327	327
Pay	ITV PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	15,308	Jun 2018	Merrill Lynch	—	501	501
Pay	ITV PLC	1 month GBP LIBOR - 0.15%	Monthly	GBP	128,300	Jun 2018	Merrill Lynch	—	4,203	4,203
Pay	Mediaset Espana Comunicacion SA	1 month EURIBOR - 0.15%	Monthly	EUR	20,845	Jun 2018	Merrill Lynch	—	878	878
Pay	Mediaset Espana Comunicacion SA	1 month EURIBOR - 0.15%	Monthly	EUR	75,550	Jun 2018	Merrill Lynch	—	3,183	3,183
Pay	Mediaset Espana Comunicacion SA	1 month EURIBOR - 0.15%	Monthly	EUR	55,583	Jun 2018	Merrill Lynch	—	2,342	2,342
Pay	Mediaset SpA	1 month EURIBOR - 0.15%	Monthly	EUR	38,376	Jun 2018	Merrill Lynch	—	1,590	1,590
Pay	Mediaset SpA	1 month EURIBOR - 0.15%	Monthly	EUR	45,266	Jun 2018	Merrill Lynch	—	1,876	1,876
Pay	Mediaset SpA	1 month EURIBOR - 0.15%	Monthly	EUR	56,762	Jun 2018	Merrill Lynch	—	2,352	2,352
Pay	Mediaset SpA	1 month EURIBOR - 0.15%	Monthly	EUR	24,447	Jun 2018	Merrill Lynch	—	1,013	1,013
Pay	Metropole Television	1 month EURIBOR - 0.15%	Monthly	EUR	26,197	Jun 2018	Merrill Lynch	—	(773)	(773)
Pay	Metropole Television	1 month EURIBOR - 0.15%	Monthly	EUR	39,863	Jun 2018	Merrill Lynch	—	(1,176)	(1,176)
Pay	Metropole Television	1 month EURIBOR - 0.15%	Monthly	EUR	13,730	Jun 2018	Merrill Lynch	—	(405)	(405)
Pay	Metropole Television	1 month EURIBOR - 0.15%	Monthly	EUR	12,167	Jun 2018	Merrill Lynch	—	(359)	(359)
Pay	ProSiebenSat.1 Media SE	1 month EURIBOR - 0.15%	Monthly	EUR	136,835	Jun 2018	Merrill Lynch	—	(9,814)	(9,814)
Pay	RTL Group SA	1 month EURIBOR - 0.15%	Monthly	EUR	16,231	Jun 2018	Merrill Lynch	—	(293)	(293)
Pay	RTL Group SA	1 month EURIBOR - 0.15%	Monthly	EUR	31,452	Jun 2018	Merrill Lynch	—	(567)	(567)
Pay	RTL Group SA	1 month EURIBOR - 0.15%	Monthly	EUR	73,681	Jun 2018	Merrill Lynch	—	(1,329)	(1,329)
Pay	RTL Group SA	1 month EURIBOR - 0.15%	Monthly	EUR	57,584	Jun 2018	Merrill Lynch	—	(1,038)	(1,038)
Pay	Television Francaise 1	1 month EURIBOR - 0.15%	Monthly	EUR	31,036	Jun 2018	Merrill Lynch	—	887	887
Pay	Television Francaise 1	1 month EURIBOR - 0.15%	Monthly	EUR	22,192	Jun 2018	Merrill Lynch	—	634	634
Pay	Television Francaise 1	1 month EURIBOR - 0.15%	Monthly	EUR	16,972	Jun 2018	Merrill Lynch	—	485	485
Pay	Television Francaise 1	1 month EURIBOR - 0.15%	Monthly	EUR	19,260	Jun 2018	Merrill Lynch	—	551	551
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.30%	Monthly	GBP	81,992	Jan 2019	Merrill Lynch	—	258	258
Pay	Bovespa Index	3 month USD LIBOR + 0.35%	Quarterly	USD	1,410,507	Sep 2018	Morgan Stanley & Company, Inc.	—	(211,763)	(211,763)
Pay	J Sainsbury PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	62,371	Sep 2018	Societe Generale Paris	—	1,556	1,556
Pay	Wm Morrison Supermarkets PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	29,021	Sep 2018	Societe Generale Paris	—	1,297	1,297
								—	$(229,269)	$(229,269)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Focused Strategies Fund	11

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Merrill Lynch	2,460,000	USD	$2,460,000	USD - Non-Revised CPI	Fixed 2.145%	At maturity	At maturity	Mar 2022	—	$678	$678
Merrill Lynch	508,000	USD	508,000	Fixed 2.305%	USD - Non-Revised CPI	At maturity	At maturity	Mar 2047	—	10,387	10,387
Merrill Lynch	1,150,000	EUR	1,369,015	EUR - Ex Tobacco Non-Revised CPI	Fixed 1.833%	At maturity	At maturity	Aug 2047	—	(61,558)	(61,558)
Morgan Stanley & Company, Inc.	7,000,000	GBP	8,758,101	Fixed 3.665%	GBP - Non-Revised RPI	At maturity	At maturity	Feb 2020	—	(111,603)	(111,603)
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,765,309	Fixed 3.660%	GBP - Non-Revised RPI	At maturity	At maturity	Mar 2020	—	(86,832)	(86,832)
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,936,661	Fixed 3.630%	GBP - Non-Revised RPI	At maturity	At maturity	Apr 2020	—	(136,104)	(136,104)
Morgan Stanley & Company, Inc.	9,440,000	USD	9,440,000	USD - Non-Revised CPI	Fixed 1.490%	At maturity	At maturity	Sep 2021	—	(305,463)	(305,463)
Morgan Stanley & Company, Inc.	9,420,000	USD	9,420,000	USD - Non-Revised CPI	Fixed 2.010%	At maturity	At maturity	Nov 2021	—	(87,736)	(87,736)
Morgan Stanley & Company, Inc.	9,870,000	USD	9,870,000	USD - Non-Revised CPI	Fixed 1.968%	At maturity	At maturity	May 2022	—	(102,892)	(102,892)
Morgan Stanley & Company, Inc.	2,100,000	USD	2,100,000	USD - Non-Revised CPI	Fixed 2.028%	At maturity	At maturity	Oct 2022	—	(27,244)	(27,244)
Morgan Stanley & Company, Inc.	7,000,000	GBP	8,758,101	GBP - Non-Revised RPI	Fixed 3.605%	At maturity	At maturity	Feb 2023	—	185,983	185,983
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,765,309	GBP - Non-Revised RPI	Fixed 3.560%	At maturity	At maturity	Mar 2023	—	130,098	130,098
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,936,661	GBP - Non-Revised RPI	Fixed 3.565%	At maturity	At maturity	Apr 2023	—	193,914	193,914
Morgan Stanley & Company, Inc.	1,370,000	USD	1,370,000	Fixed 1.898%	USD - Non-Revised CPI	At maturity	At maturity	Sep 2046	—	180,186	180,186
Morgan Stanley & Company, Inc.	1,590,000	USD	1,590,000	Fixed 2.339%	USD - Non-Revised CPI	At maturity	At maturity	Nov 2046	—	21,192	21,192
Morgan Stanley & Company, Inc.	1,380,000	USD	1,380,000	Fixed 2.205%	USD - Non-Revised CPI	At maturity	At maturity	May 2047	—	69,601	69,601
			$92,427,157						—	$(127,393)	$(127,393)

Variance swaps
Counterparty (OTC)	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive volatility	Volatility strike rate	Payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Societe Generale Paris	Russell 2000 Index	USD	19,797	$ 19,797	Receive	24.300%	At maturity	Dec 2018	—	$(118,715)	$(118,715)
Societe Generale Paris	S&P 500 Index	USD	19,797	19,797	Receive	18.800%	At maturity	Dec 2018	—	96,220	96,220
				$39,594					—	$ (22,495)	$ (22,495)

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
12	JOHN HANCOCK Global Focused Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
RPI	Retail Price Index
STIBOR	Stockholm Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Focused Strategies Fund	13

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2018, by major security category or type:

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$10,221,327	$4,616,216	$5,605,111	—
U.S. Government and Agency obligations	2,149,594	—	2,149,594	—
Corporate bonds	2,420,642	—	2,420,642	—
Purchased options	1,684,220	—	1,684,220	—
Short-term investments	32,056,112	4,339,539	27,716,573	—
Total investments in securities	$48,531,895	$8,955,755	$39,576,140	—
Derivatives:
Assets
Futures	$1,007,778	$1,007,778	—	—
Forward foreign currency contracts	598,760	—	$598,760	—
Swap contracts	1,967,774	—	1,967,774	—
Liabilities
Futures	$(125,855)	$(123,798)	$(2,057)	—
Forward foreign currency contracts	(917,196)	—	(917,196)	—

       14

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Written options	(133,400)	—	(133,400)	—
Swap contracts	(2,193,843)	—	(2,193,843)	—

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended January 31, 2018, the fund used futures contracts to manage against anticipated changes in securities markets and interest rate changes, to gain exposure to certain securities markets and to foreign bond markets, maintain diversity of the fund and manage exposure to equity volatility.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity of the fund.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2018, the fund used purchased options to manage against anticipated changes in securities markets and interest rate changes, gain exposure to certain securities markets, manage duration of the fund and to maintain diversity of the fund.

During the period ended January 31, 2018, the fund wrote option contracts to gain exposure to foreign currency and to certain securities markets, to maintain diversity of the fund and to manage against anticipated changes in currency exchange rates and securities markets.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

       15

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended January 31, 2018, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and gain exposure to the treasuries market.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended January 31, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

During the period ended January 31, 2018, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit.

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the year ended January 31, 2018, the fund used inflation swaps to manage inflation duration of the fund, maintain diversity of the fund and manage against anticipated changes in inflation.

Total return swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the period ended January 31, 2018, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets and maintain diversity of the fund.

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price

During the year ended January 31, 2018, the fund used variance swaps to maintain diversity of the fund and to manage against anticipated changes in securities markets.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       16

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	462Q1	01/18
This report is for the information of the shareholders of John Hancock Global Focused Strategies Fund.		3/18

John Hancock

ESG All Cap Core Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 99.3%		$22,293,227
(Cost $18,186,178)
Consumer discretionary 12.2%		2,734,027
Auto components 1.0%
BorgWarner, Inc.	3,944	221,889
Hotels, restaurants and leisure 1.4%
Starbucks Corp.	5,538	314,614
Household durables 1.0%
Newell Brands, Inc.	7,932	209,722
Internet and direct marketing retail 1.1%
The Priceline Group, Inc. (A)	124	237,094
Media 0.9%
Omnicom Group, Inc.	2,719	208,411
Multiline retail 1.4%
Target Corp.	4,237	318,707
Specialty retail 3.3%
The Home Depot, Inc.	2,359	473,923
The TJX Companies, Inc.	3,395	272,686
Textiles, apparel and luxury goods 2.1%
Lululemon Athletica, Inc. (A)	2,382	186,296
NIKE, Inc., Class B	4,261	290,685
Consumer staples 6.8%		1,533,097
Food and staples retailing 3.1%
Costco Wholesale Corp.	1,601	311,987
CVS Health Corp.	2,392	188,226
United Natural Foods, Inc. (A)	4,393	209,107
Food products 1.3%
McCormick & Company, Inc.	2,626	285,630
Household products 0.9%
The Procter & Gamble Company	2,303	198,841
Personal products 1.5%
Unilever NV	5,902	339,306
Energy 5.3%		1,183,214
Energy equipment and services 0.2%
National Oilwell Varco, Inc.	1,289	47,281
Oil, gas and consumable fuels 5.1%
Apache Corp.	3,399	152,513
EOG Resources, Inc.	3,333	383,295
Hess Corp.	3,542	178,906
Marathon Petroleum Corp.	2,382	165,001
ONEOK, Inc.	4,353	256,218
Financials 14.9%		3,335,612
Banks 9.4%
Bank of America Corp.	18,862	603,584
East West Bancorp, Inc.	5,491	361,912
First Republic Bank	3,811	341,275
KeyCorp	16,527	353,678
The PNC Financial Services Group, Inc.	2,815	444,826
2	JOHN HANCOCK ESG All Cap Core Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets 1.1%
The Bank of New York Mellon Corp.	4,400	$249,480
Insurance 4.4%
Aflac, Inc.	3,519	310,376
Chubb, Ltd.	2,781	434,253
Reinsurance Group of America, Inc.	1,508	236,228
Health care 12.8%		2,885,190
Biotechnology 2.4%
Celgene Corp. (A)	3,269	330,692
Five Prime Therapeutics, Inc. (A)	1,955	39,100
Shire PLC, ADR	1,158	162,166
Health care equipment and supplies 3.2%
Hologic, Inc. (A)	7,072	301,974
Medtronic PLC	2,249	193,167
Zimmer Biomet Holdings, Inc.	1,812	230,341
Health care providers and services 2.9%
Cigna Corp.	2,080	433,368
Quest Diagnostics, Inc.	2,026	214,391
Life sciences tools and services 2.0%
Illumina, Inc. (A)	746	173,549
IQVIA Holdings, Inc. (A)	2,742	280,205
Pharmaceuticals 2.3%
Johnson & Johnson	1,347	186,142
Merck & Company, Inc.	5,740	340,095
Industrials 11.3%		2,530,497
Aerospace and defense 1.6%
Hexcel Corp.	5,336	364,716
Building products 0.9%
Johnson Controls International PLC	5,225	204,454
Construction and engineering 0.9%
Quanta Services, Inc. (A)	4,972	191,372
Electrical equipment 2.1%
Acuity Brands, Inc.	1,035	159,845
Eaton Corp. PLC	3,697	310,437
Machinery 4.3%
The Middleby Corp. (A)	2,065	281,377
Wabtec Corp.	4,361	353,415
Xylem, Inc.	4,663	336,948
Road and rail 1.5%
J.B. Hunt Transport Services, Inc.	2,714	327,933
Information technology 24.7%		5,553,836
Communications equipment 2.6%
F5 Networks, Inc. (A)	1,944	280,986
Palo Alto Networks, Inc. (A)	1,929	304,531
Internet software and services 4.9%
Alphabet, Inc., Class A (A)	696	822,825
LogMeIn, Inc.	2,223	279,653
IT services 3.7%
Mastercard, Inc., Class A	1,813	306,397
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG All Cap Core Fund	3

	Shares	Value
Information technology (continued)
IT services (continued)
PayPal Holdings, Inc. (A)	6,094	$519,940
Semiconductors and semiconductor equipment 4.5%
Analog Devices, Inc.	3,813	350,338
First Solar, Inc. (A)	3,117	209,369
Maxim Integrated Products, Inc.	4,098	249,978
Xilinx, Inc.	2,837	207,158
Software 9.0%
Adobe Systems, Inc. (A)	1,898	379,144
ANSYS, Inc. (A)	1,748	282,564
Blackbaud, Inc.	1,804	172,859
Citrix Systems, Inc. (A)	2,653	246,092
Microsoft Corp.	5,854	556,189
salesforce.com, Inc. (A)	3,387	385,813
Materials 3.8%		847,275
Chemicals 2.7%
Ecolab, Inc.	2,649	364,714
International Flavors & Fragrances, Inc.	1,632	245,290
Containers and packaging 1.1%
Sealed Air Corp.	5,011	237,271
Real estate 3.6%		815,811
Equity real estate investment trusts 3.6%
AvalonBay Communities, Inc.	1,188	202,435
Federal Realty Investment Trust	1,086	131,189
HCP, Inc.	4,422	106,482
SBA Communications Corp. (A)	2,153	375,705
Telecommunication services 1.3%		281,434
Diversified telecommunication services 1.3%
Verizon Communications, Inc.	5,205	281,434
Utilities 2.6%		593,234
Electric utilities 1.0%
Avangrid, Inc.	4,532	220,799
Water utilities 1.6%
American Water Works Company, Inc.	4,478	372,435

	Yield (%)	Shares	Value
Short-term investments 1.8%			$396,047
(Cost $396,047)
Money market funds 1.8%			396,047
Federated Government Obligations Fund, Institutional Class	1.1757(B)	396,047	396,047

Total investments (Cost $18,582,225) 101.1%	$22,689,274
Other assets and liabilities, net (1.1%)	(240,285)
Total net assets 100.0%	$22,448,989

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-18.
4	JOHN HANCOCK ESG All Cap Core Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	466Q1	01/18
This report is for the information of the shareholders of John Hancock ESG All Cap Core Fund.		3/18

John Hancock

ESG Large Cap Core Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 98.4%		$40,800,178
(Cost $35,078,533)
Consumer discretionary 12.7%		5,252,368
Hotels, restaurants and leisure 1.8%
Starbucks Corp.	13,199	749,835
Household durables 0.8%
Newell Brands, Inc.	12,428	328,596
Internet and direct marketing retail 1.1%
The Priceline Group, Inc. (A)	232	443,596
Media 1.5%
Omnicom Group, Inc.	4,980	381,717
Time Warner, Inc.	2,715	258,875
Multiline retail 1.3%
Target Corp.	6,972	524,434
Specialty retail 4.3%
The Home Depot, Inc.	3,441	691,297
The TJX Companies, Inc.	9,708	779,747
Tractor Supply Company	4,294	327,418
Textiles, apparel and luxury goods 1.9%
NIKE, Inc., Class B	5,489	374,460
VF Corp.	4,836	392,393
Consumer staples 7.3%		3,018,829
Food and staples retailing 2.9%
Costco Wholesale Corp.	2,140	417,022
CVS Health Corp.	3,811	299,888
Sysco Corp.	7,987	502,143
Food products 1.3%
McCormick & Company, Inc.	4,774	519,268
Household products 1.0%
The Procter & Gamble Company	4,704	406,143
Personal products 2.1%
Unilever NV	15,209	874,365
Energy 4.7%		1,963,501
Oil, gas and consumable fuels 4.7%
Apache Corp.	5,511	247,279
EOG Resources, Inc.	7,379	848,585
Marathon Petroleum Corp.	6,331	438,548
ONEOK, Inc.	7,290	429,089
Financials 14.4%		5,969,709
Banks 8.6%
Bank of America Corp.	29,896	956,672
First Republic Bank	3,474	311,097
KeyCorp	30,231	646,943
The PNC Financial Services Group, Inc.	7,072	1,117,517
Webster Financial Corp.	9,417	533,191
Capital markets 2.1%
MSCI, Inc.	3,033	422,285
The Bank of New York Mellon Corp.	7,623	432,224
2	JOHN HANCOCK ESG Large Cap Core Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 3.7%
Aflac, Inc.	6,492	$572,594
Chubb, Ltd.	6,258	977,186
Health care 14.7%		6,095,721
Biotechnology 2.8%
Biogen, Inc. (A)	1,085	377,374
Celgene Corp. (A)	5,313	537,463
Shire PLC, ADR	1,660	232,466
Health care equipment and supplies 3.5%
Becton, Dickinson and Company	1,744	423,687
Hologic, Inc. (A)	5,877	250,948
Medtronic PLC	5,262	451,953
Zimmer Biomet Holdings, Inc.	2,404	305,596
Health care providers and services 3.3%
Cigna Corp.	4,719	983,204
Quest Diagnostics, Inc.	3,723	393,968
Life sciences tools and services 1.7%
Illumina, Inc. (A)	870	202,397
IQVIA Holdings, Inc. (A)	5,081	519,227
Pharmaceuticals 3.4%
Johnson & Johnson	2,916	402,962
Merck & Company, Inc.	10,551	625,147
Novartis AG, ADR	4,323	389,329
Industrials 10.4%		4,308,491
Air freight and logistics 0.9%
United Parcel Service, Inc., Class B	3,078	391,891
Building products 1.0%
Johnson Controls International PLC	10,857	424,834
Commercial services and supplies 1.0%
Waste Management, Inc.	4,690	414,737
Electrical equipment 3.1%
Acuity Brands, Inc.	1,245	192,278
Eaton Corp. PLC	8,204	688,890
Rockwell Automation, Inc.	1,960	386,688
Machinery 2.4%
Wabtec Corp.	3,121	252,926
Xylem, Inc.	9,956	719,421
Professional services 0.7%
Verisk Analytics, Inc. (A)	2,828	282,941
Road and rail 1.3%
J.B. Hunt Transport Services, Inc.	4,584	553,885
Information technology 24.8%		10,265,311
Communications equipment 4.9%
Cisco Systems, Inc.	23,073	958,452
F5 Networks, Inc. (A)	3,303	477,416
Palo Alto Networks, Inc. (A)	3,754	592,644
Internet software and services 7.7%
Alphabet, Inc., Class A (A)	1,670	1,974,307
Facebook, Inc., Class A (A)	4,574	854,835
LogMeIn, Inc.	2,740	344,692
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG Large Cap Core Fund	3

	Shares	Value
Information technology (continued)
IT services 4.4%
Mastercard, Inc., Class A	5,808	$981,552
PayPal Holdings, Inc. (A)	10,071	859,258
Semiconductors and semiconductor equipment 1.3%
Analog Devices, Inc.	4,133	379,740
First Solar, Inc. (A)	2,492	167,388
Software 5.5%
Adobe Systems, Inc. (A)	3,012	601,677
Autodesk, Inc. (A)	2,828	326,973
Microsoft Corp.	14,171	1,346,387
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	2,389	399,990
Materials 1.5%		612,910
Chemicals 0.9%
Ecolab, Inc.	2,652	365,127
Containers and packaging 0.6%
Sealed Air Corp.	5,233	247,783
Real estate 2.4%		1,004,481
Equity real estate investment trusts 2.4%
AvalonBay Communities, Inc.	1,949	332,110
Federal Realty Investment Trust	3,033	366,386
HCP, Inc.	12,707	305,985
Telecommunication services 2.0%		837,328
Diversified telecommunication services 2.0%
Verizon Communications, Inc.	15,486	837,328
Utilities 3.5%		1,471,529
Electric utilities 1.0%
Avangrid, Inc.	8,326	405,643
Multi-utilities 0.6%
National Grid PLC, ADR	4,807	277,268
Water utilities 1.9%
American Water Works Company, Inc.	9,482	788,618

	Yield (%)	Shares	Value
Short-term investments 1.4%			$586,057
(Cost $586,057)
Money market funds 1.4%			586,057
Federated Government Obligations Fund, Institutional Class	1.1757(B)	586,057	586,057

Total investments (Cost $35,664,590) 99.8%	$41,386,235
Other assets and liabilities, net 0.2%	62,456
Total net assets 100.0%	$41,448,691

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-18.
4	JOHN HANCOCK ESG Large Cap Core Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	467Q1	01/18
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund.		3/18

John Hancock

ESG International Equity Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 96.8%		$58,406,917
(Cost $48,873,655)
Australia 3.1%		1,869,042
Macquarie Group, Ltd.	12,160	1,009,004
Origin Energy, Ltd. (A)	114,815	860,038
Belgium 1.8%		1,077,368
Umicore SA	20,465	1,077,368
Brazil 1.6%		997,284
Itau Unibanco Holding SA, ADR	60,810	997,284
Canada 1.5%		885,416
Canadian Pacific Railway, Ltd.	4,785	885,416
Chile 1.9%		1,150,152
Sociedad Quimica y Minera de Chile SA, ADR	20,400	1,150,152
China 6.7%		4,063,403
Alibaba Group Holding, Ltd., ADR (A)	6,855	1,400,408
BYD Company, Ltd., H Shares	57,000	536,305
Ctrip.com International, Ltd., ADR (A)	12,615	590,130
Ping An Insurance Group Company of China, Ltd., H Shares	89,500	1,054,130
Sunny Optical Technology Group Company, Ltd.	35,000	482,430
Denmark 3.8%		2,313,935
Novo Nordisk A/S, B Shares	14,515	805,559
Novozymes A/S, B Shares	12,315	683,174
Orsted A/S (B)	13,594	825,202
Finland 1.3%		794,493
Sampo OYJ, A Shares	13,675	794,493
France 5.5%		3,310,690
Air Liquide SA	4,785	645,242
AXA SA	32,285	1,061,778
Schneider Electric SE (A)	10,700	1,002,567
Veolia Environnement SA	23,845	601,103
Germany 5.6%		3,360,993
Bayerische Motoren Werke AG	5,195	593,414
Deutsche Telekom AG	36,820	645,828
Infineon Technologies AG	26,515	772,021
ProSiebenSat.1 Media SE	11,310	433,286
SAP SE	8,100	916,444
Hong Kong 3.6%		2,151,508
AIA Group, Ltd.	113,000	965,190
Beijing Enterprises Water Group, Ltd. (A)	782,000	561,636
Hang Lung Properties, Ltd.	237,000	624,682
India 1.8%		1,092,958
HDFC Bank, Ltd., ADR	10,065	1,092,958
Indonesia 3.0%		1,821,770
Bank Rakyat Indonesia Persero Tbk PT	4,438,000	1,227,325
Kalbe Farma Tbk PT	4,788,500	594,445
Israel 1.5%		907,423
Check Point Software Technologies, Ltd. (A)	8,775	907,423
2	JOHN HANCOCK ESG International Equity Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan 15.1%		$9,116,708
Astellas Pharma, Inc.	63,000	828,526
Daikin Industries, Ltd.	10,100	1,218,674
Hoya Corp.	22,300	1,145,395
Keyence Corp.	1,600	977,772
Kubota Corp.	36,700	750,057
Nippon Telegraph & Telephone Corp.	12,700	608,135
ORIX Corp.	65,900	1,234,418
Panasonic Corp.	45,100	669,609
Shimano, Inc.	5,300	759,693
Shiseido Company, Ltd.	18,000	924,429
Mexico 1.2%		716,670
Grupo Financiero Banorte SAB de CV, Series O	111,900	716,670
Netherlands 3.5%		2,086,258
ASML Holding NV	3,920	794,740
ING Groep NV	65,775	1,291,518
Norway 1.1%		640,964
Statoil ASA	27,355	640,964
Russia 1.4%		872,202
Yandex NV, Class A (A)	22,520	872,202
Singapore 1.1%		668,586
Singapore Telecommunications, Ltd.	247,800	668,586
South Africa 2.5%		1,492,328
Naspers, Ltd., N Shares	5,240	1,492,328
South Korea 4.7%		2,835,579
Coway Company, Ltd.	6,977	621,582
LG Household & Health Care, Ltd.	620	682,799
NAVER Corp.	700	596,267
Samsung Electronics Company, Ltd.	400	934,931
Spain 2.0%		1,210,836
Melia Hotels International SA	35,099	496,013
Repsol SA	37,980	714,823
Sweden 3.7%		2,223,976
Assa Abloy AB, B Shares	34,330	760,980
Atlas Copco AB, B Shares	20,325	848,300
Svenska Handelsbanken AB, A Shares	42,235	614,696
Switzerland 5.9%		3,569,897
Ferguson PLC	14,780	1,141,373
Julius Baer Group, Ltd. (A)	9,865	677,689
Novartis AG	9,215	831,719
Roche Holding AG	3,720	919,116
Taiwan 1.7%		1,031,709
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	22,770	1,031,709
Thailand 1.7%		1,015,587
Kasikornbank PCL, Foreign Shares	137,800	1,015,587
United Kingdom 8.5%		5,129,182
Barclays PLC	255,725	727,259
Croda International PLC	15,580	991,554
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG International Equity Fund	3

	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	7,855	$758,558
Smith & Nephew PLC	39,435	709,574
Spirax-Sarco Engineering PLC	10,125	815,494

Unilever NV	19,520	1,126,743
Preferred securities 1.6%		$946,755
(Cost $867,019)
Germany 1.6%		946,755
Henkel AG & Company KGaA	6,770	946,755
Total investments (Cost $49,740,674) 98.4%		$59,353,672
Other assets and liabilities, net 1.6%		944,412
Total net assets 100.0%		$60,298,084

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-18:
Financials	23.9%
Information technology	16.0%
Industrials	12.3%
Consumer discretionary	10.3%
Health care	9.7%
Materials	7.5%
Consumer staples	7.4%
Energy	3.7%
Utilities	3.3%
Telecommunication services	3.2%
Real estate	1.1%
Short-term investments and other	1.6%
TOTAL	100.0%
4	JOHN HANCOCK ESG International Equity Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2018, by major security category or type:

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$1,869,042	—	$1,869,042	—
Belgium	1,077,368	—	1,077,368	—
Brazil	997,284	$997,284	—	—
Canada	885,416	885,416	—	—
Chile	1,150,152	1,150,152	—	—
China	4,063,403	1,990,538	2,072,865	—
Denmark	2,313,935	—	2,313,935	—
Finland	794,493	—	794,493	—
France	3,310,690	—	3,310,690	—
Germany	3,360,993	—	3,360,993	—
Hong Kong	2,151,508	—	2,151,508	—
India	1,092,958	1,092,958	—	—
Indonesia	1,821,770	—	1,821,770	—
Israel	907,423	907,423	—	—
Japan	9,116,708	—	9,116,708	—
Mexico	716,670	716,670	—	—
Netherlands	2,086,258	—	2,086,258	—
Norway	640,964	—	640,964	—
Russia	872,202	872,202	—	—

       5

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Singapore	668,586	—	668,586	—
South Africa	1,492,328	—	1,492,328	—
South Korea	2,835,579	—	2,835,579	—
Spain	1,210,836	—	1,210,836	—
Sweden	2,223,976	—	2,223,976	—
Switzerland	3,569,897	—	3,569,897	—
Taiwan	1,031,709	1,031,709	—	—
Thailand	1,015,587	—	1,015,587	—
United Kingdom	5,129,182	—	5,129,182	—
Preferred securities	946,755	—	946,755	—
Total investments in securities	$59,353,672	$9,644,352	$49,709,320	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	469Q1	01/18
This report is for the information of the shareholders of John Hancock ESG International Equity Fund.		3/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 19, 2018